UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2014

Date of reporting period: March 31, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

AllianceBernstein

Municipal Income Fund II

Arizona Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

March 31, 2014

Semi-Annual Report

Investment Products Offered

•Are Not FDIC Insured •May Lose Value •Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein Investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s website at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

May 20, 2014

Semi-Annual Report

This report provides management’s discussion of fund performance for the portfolios of AllianceBernstein Municipal Income Fund II (the “Portfolios”) for the semi-annual reporting period ended March 31, 2014.

Investment Objectives and Policies

The eight Portfolios of this fund, by investing principally in high-yielding, predominantly investment-grade municipal securities, seek to provide their shareholders with the highest level of current income exempt from Federal taxation and state taxation of the respective state that is available without assuming what AllianceBernstein (the “Adviser”) considers to be undue risk. Each of the Portfolios invests, as a matter of fundamental policy, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. Each of the Portfolios pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax.

The Portfolios may also invest in forward commitments, zero-coupon municipal securities and variable, floating and inverse floating rate municipal securities, and derivatives, such as options, futures, forwards and swaps.

Investment Results

The tables on pages 7–8 show performance for each Portfolio compared to its benchmark, the Barclays Municipal Bond Index, which represents the municipal market, for the six- and 12-month periods ended March 31, 2014.

All share classes of all Portfolios underperformed the benchmark for both the six- and 12-month periods. An overweight to lower-rated bonds contributed the Portfolios’ returns for the six-month period, but detracted for the 12-month period. For the six-month period, an underweight to longer-maturity bonds detracted from performance as these bonds underperformed, however, this contributed for the 12-month period.

Arizona Portfolio – For both periods, an overweight in the special tax sector detracted, as well as security selection in the power and education sectors. For the six-month period, an underweight in pre-refunded bonds contributed. Security selection contributed in the special tax sector for both periods.

Massachusetts Portfolio – For both periods, security selection detracted in the power sector, and contributed in the special tax and education sectors. For both periods, an overweight to the education sector contributed. An overweight to the pre-refunded sector detracted for the six-month period and an underweight to the local general obligation sector detracted for the 12-month period.

Michigan Portfolio – For the six-month period, an underweight to the pre-refunded sector contributed, while an underweight to the transportation sector detracted. For the 12-month period, underweights in the pre-refunded and

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	1

transportation sectors detracted, as did security selection in the power and special tax sectors. For the six-month period, security selection contributed in the water sector, for the 12-month period, security selection contributed in the housing and health care sectors.

Minnesota Portfolio – For the six-month period, an overweight to the power sector and an underweight to the transportation sector detracted, as did security selection in the power sector. For the 12-month period, an overweight to the power sector and an underweight to the local general obligation sector detracted, as did security selection in the education sector. For both periods, an underweight to the special tax and pre refunded sectors contributed to returns. Security selection in the power and health care sectors contributed for the 12-month period.

New Jersey Portfolio – For the six-month period, an overweight to pre-refunded sector detracted, as did security selection in the power and education sectors. Security selection contributed in the leasing and transportation sectors. For the 12-month period, an overweight in the pre-refunded sector contributed, as did security selection in the leasing and special tax sectors. Security selection in the power sector detracted.

Ohio Portfolio – For the six-month period, an overweight in the pre-refunded sector detracted, as did security selection in the education, power and special tax sectors. Security selection contributed in the transportation sector.

For the 12-month period, an overweight in the special tax sector detracted, as did security selection in the education, power and special tax sectors. An overweight in the pre-refunded sector contributed, as did security selection in the industrial sector.

Pennsylvania Portfolio – For both periods, an overweight in the special tax sector detracted. For the six-month period, security selection in the health care sector detracted. An underweight in the pre-refunded sector contributed; as did security selection in the transportation and special tax sectors. For the 12-month period, security selection in the special tax and transportation sectors contributed and security selection in the power sector detracted.

Virginia Portfolio – For the six-month period, security selection detracted in the water and education sectors, and contributed in transportation and power sectors. For the 12-month period, security selection detracted in the power and education sectors, and contributed in the health care sector.

The Massachusetts, Minnesota, New Jersey, Ohio and Virginia Portfolios used derivatives in the form of interest rate swaps for the six- and 12-month periods ended March 31, 2014, for hedging purposes, and this had an immaterial impact on performance.

Market Review and Investment Strategy

For the 12-month period ended March 31, 2014, yields rose with longer-term yields

2	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

rising more than short-term yields. The increase in yields generally happened as bond investors adjusted their expectations in the wake of the Federal Reserve’s comments on “tapering” bond purchases. In the first few months of 2014, yields retraced part of the increase and long-term yields declined relative to intermediate- and short-term yields.

The Portfolios continued to be underweight long-maturity, callable bonds. When yields fall their performance is capped as the bonds trade to the call date and when yields rise they trade to the maturity date, resulting in underperformance versus comparable duration intermediate bonds. Furthermore, given the steep municipal yield curve “rolldown” (bond price appreciation due to passage of time) is at near all-time highs, which has allowed investors in intermediate bonds to potentially realize comparable returns to longer-maturity bonds without increasing interest rate risk. This positioning benefited performance over the 12-month period as long-maturity bonds underperformed, but detracted during the six-month period when the opposite occured.

The Municipal Bond Investment Team (the “Team”) positioned the Portfolios with an overweight to bonds with greater credit spreads like single-A and triple-B rated bonds, as the Team expected credit spreads to narrow. As a result, the widening of credit spreads during 2013 detracted from the performance of the Portfolios. To date in 2014, credit spreads have narrowed which has helped the performance of the Portfolios.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. Historically, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most fund insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. The ratings of most insurance companies have been downgraded and it is possible that an insurance company may become insolvent. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

As of March 31, 2014, the Portfolios’ percentages of total investments in insured bonds and in insured bonds that have been pre refunded are as follows:

Portfolio	Insured Bonds*	Pre-Refunded/ ETM^ Bonds*
Arizona	31.51%	0%
Massachusetts	11.14%	5.65%
Michigan	18.89%	0%
Minnesota	14.15%	0%
New Jersey	23.41%	10.73%
Ohio	26.98%	10.30%
Pennsylvania	16.17%	0.94%
Virginia	13.85%	3.47%

*	Breakdowns expressed as a percentage of investments in municipal bonds.

^	Escrowed to maturity.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	3

The Team believes that downgrades in insurance company ratings or insurance company insolvencies present limited risk to the Portfolios.

4	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

DISCLOSURES AND RISKS

Benchmark Disclosure

The unmanaged Barclays Municipal Bond Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a total return performance benchmark for the long-term investment grade, tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Market Risk: The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invests more of its assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

The Portfolios may invest in the municipal securities of Puerto Rico and other U.S. territories, which are exempt from federal, state, and, where applicable, local income taxes. Like many U.S. states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. As a result of Puerto Rico’s challenging economic and fiscal environment, many ratings organizations have downgraded a number of municipal securities issued in Puerto Rico or placed them on a “negative watch”. If the economic situation in Puerto Rico persists or worsens, the volatility, credit quality and performance of the Portfolios could be adversely affected.

Tax Risk: There is no guarantee that all of the Portfolios’ income will remain exempt from federal or state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal

(Disclosures, Risks and Note about Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	5

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

bonds could also result in significant shareholder redemptions of Portfolios shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolios from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolios are subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Portfolios are subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Portfolios’ prospectus.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 3.00% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3); a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

6	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Disclosures and Risks

HISTORICAL PERFORMANCE

THE PORTFOLIOS VS. THEIR BENCHMARK

PERIODS ENDED MARCH 31, 2014

	NAV Returns
ARIZONA PORTFOLIO	6 Months	12 Months
Class A	2.73%	-0.96%

Class B*	2.37%	-1.74%

Class C	2.37%	-1.74%

Barclays Municipal Bond Index	3.65%	0.39%

	NAV Returns
MASSACHUSETTS PORTFOLIO	6 Months	12 Months
Class A	2.99%	-1.03%

Class B*	2.64%	-1.71%

Class C	2.73%	-1.63%

Barclays Municipal Bond Index	3.65%	0.39%

	NAV Returns
MICHIGAN PORTFOLIO	6 Months	12 Months
Class A	3.23%	-2.93%

Class B*	2.88%	-3.61%

Class C	2.88%	-3.60%

Barclays Municipal Bond Index	3.65%	0.39%

	NAV Returns
MINNESOTA PORTFOLIO	6 Months	12 Months
Class A	2.74%	-0.28%

Class B*	2.48%	-0.97%

Class C	2.38%	-0.97%

Barclays Municipal Bond Index	3.65%	0.39%

*	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	7

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIOS VS. THEIR BENCHMARK

PERIODS ENDED MARCH 31, 2014

	NAV Returns
NEW JERSEY PORTFOLIO	6 Months	12 Months
Class A	2.86%	-1.02%

Class B*	2.50%	-1.71%

Class C	2.50%	-1.81%

Barclays Municipal Bond Index	3.65%	0.39%

	NAV Returns
OHIO PORTFOLIO	6 Months	12 Months
Class A	1.15%	-3.01%

Class B*	0.80%	-3.69%

Class C	0.80%	-3.69%

Barclays Municipal Bond Index	3.65%	0.39%

	NAV Returns
PENNSYLVANIA PORTFOLIO	6 Months	12 Months
Class A	3.23%	-0.52%

Class B*	2.88%	-1.21%

Class C	2.88%	-1.22%

Barclays Municipal Bond Index	3.65%	0.39%

	NAV Returns
VIRGINIA PORTFOLIO	6 Months	12 Months
Class A	3.20%	-1.40%

Class B*	2.85%	-2.09%

Class C	2.86%	-2.10%

Barclays Municipal Bond Index	3.65%	0.39%

*	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

8	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

ARIZONA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2014 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			2.89%	4.66%
1 Year	-0.96%	-3.93%
5 Years	5.20%	4.56%
10 Years	4.09%	3.77%

Class B Shares			2.28%	3.67%
1 Year	-1.74%	-4.60%
5 Years	4.48%	4.48%
10 Years(a)	3.65%	3.65%

Class C Shares			2.28%	3.67%
1 Year	-1.74%	-2.69%
5 Years	4.48%	4.48%
10 Years	3.36%	3.36%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2014 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-3.93%
5 Years	4.56%
10 Years	3.77%

Class B Shares
1 Year	-4.60%
5 Years	4.48%
10 Years(a)	3.65%

Class C Shares
1 Year	-2.69%
5 Years	4.48%
10 Years	3.36%

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2014.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	9

Historical Performance

ARIZONA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.93%, 1.63%, and 1.63% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios, exclusive of interest expense, 0.78%, 1.48%, and 1.48% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements may not be terminated before January 31, 2015 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

10	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

MASSACHUSETTS PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2014 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			2.21%	3.59%
1 Year	-1.03%	-3.98%
5 Years	5.16%	4.53%
10 Years	4.25%	3.93%

Class B Shares			1.59%	2.58%
1 Year	-1.71%	-4.58%
5 Years	4.45%	4.45%
10 Years(a)	3.82%	3.82%

Class C Shares			1.59%	2.58%
1 Year	-1.63%	-2.58%
5 Years	4.46%	4.46%
10 Years	3.55%	3.55%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2014 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-3.98%
5 Years	4.53%
10 Years	3.93%

Class B Shares
1 Year	-4.58%
5 Years	4.45%
10 Years(a)	3.82%

Class C Shares
1 Year	-2.58%
5 Years	4.46%
10 Years	3.55%

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2014.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	11

Historical Performance

MASSACHUSETTS PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.88%, 1.58%, and 1.59% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.82%, 1.52% and 1.52% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements may not be terminated before January 31, 2015 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

12	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

MICHIGAN PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2014 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			2.73%	4.39%
1 Year	-2.93%	-5.81%
5 Years	3.81%	3.17%
10 Years	3.41%	3.10%

Class B Shares			2.10%	3.37%
1 Year	-3.61%	-6.42%
5 Years	3.11%	3.11%
10 Years(a)	2.99%	2.99%

Class C Shares			2.12%	3.41%
1 Year	-3.60%	-4.54%
5 Years	3.10%	3.10%
10 Years	2.71%	2.71%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2014 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-5.81%
5 Years	3.17%
10 Years	3.10%

Class B Shares
1 Year	-6.42%
5 Years	3.11%
10 Years(a)	2.99%

Class C Shares
1 Year	-4.54%
5 Years	3.10%
10 Years	2.71%

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2014.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	13

Historical Performance

MICHIGAN PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.06%, 1.77%, and 1.77% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios, exclusive of interest expense, 0.90%, 1.60% and 1.60% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements may not be terminated before January 31, 2015 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

14	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

MINNESOTA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2014 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			1.97%	3.29%
1 Year	-0.28%	-3.29%
5 Years	4.36%	3.74%
10 Years	3.80%	3.48%

Class B Shares			1.32%	2.20%
1 Year	-0.97%	-3.86%
5 Years	3.64%	3.64%
10 Years(a)	3.37%	3.37%

Class C Shares			1.34%	2.24%
1 Year	-0.97%	-1.94%
5 Years	3.63%	3.63%
10 Years	3.07%	3.07%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2014 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-3.29%
5 Years	3.74%
10 Years	3.48%

Class B Shares
1 Year	-3.86%
5 Years	3.64%
10 Years(a)	3.37%

Class C Shares
1 Year	-1.94%
5 Years	3.63%
10 Years	3.07%

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2014.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	15

Historical Performance

MINNESOTA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.02%, 1.73%, and 1.72% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.90%, 1.60% and 1.60% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements may not be terminated before January 31, 2015 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

16	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

NEW JERSEY PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2014 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			2.50%	4.23%
1 Year	-1.02%	-3.97%
5 Years	5.69%	5.05%
10 Years	3.87%	3.55%

Class B Shares			1.87%	3.16%
1 Year	-1.71%	-4.57%
5 Years	4.93%	4.93%
10 Years(a)	3.44%	3.44%

Class C Shares			1.88%	3.18%
1 Year	-1.81%	-2.76%
5 Years	4.92%	4.92%
10 Years	3.14%	3.14%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2014 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-3.97%
5 Years	5.05%
10 Years	3.55%

Class B Shares
1 Year	-4.57%
5 Years	4.93%
10 Years(a)	3.44%

Class C Shares
1 Year	-2.76%
5 Years	4.92%
10 Years	3.14%

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2014.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	17

Historical Performance

NEW JERSEY PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.95%, 1.65%, and 1.65% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.87%, 1.57% and 1.57% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements may not be terminated before January 31, 2015 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

18	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

OHIO PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2014 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			2.35%	3.84%
1 Year	-3.01%	-5.91%
5 Years	4.29%	3.66%
10 Years	3.58%	3.27%

Class B Shares			1.72%	2.81%
1 Year	-3.69%	-6.50%
5 Years	3.55%	3.55%
10 Years(a)	3.15%	3.15%

Class C Shares			1.73%	2.83%
1 Year	-3.69%	-4.63%
5 Years	3.57%	3.57%
10 Years	2.87%	2.87%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2014 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-5.91%
5 Years	3.66%
10 Years	3.27%

Class B Shares
1 Year	-6.50%
5 Years	3.55%
10 Years(a)	3.15%

Class C Shares
1 Year	-4.63%
5 Years	3.57%
10 Years	2.87%

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2014.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	19

Historical Performance

OHIO PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.96%, 1.66%, and 1.66% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios, exclusive of interest expense, 0.85%, 1.55% and 1.55% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements may not be terminated before January 31, 2015 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

20	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

PENNSYLVANIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2014 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			2.35%	3.73%
1 Year	-0.52%	-3.51%
5 Years	5.59%	4.94%
10 Years	3.80%	3.48%

Class B Shares			1.72%	2.73%
1 Year	-1.21%	-4.09%
5 Years	4.86%	4.86%
10 Years(a)	3.36%	3.36%

Class C Shares			1.73%	2.75%
1 Year	-1.22%	-2.17%
5 Years	4.86%	4.86%
10 Years	3.08%	3.08%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2014 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-3.51%
5 Years	4.94%
10 Years	3.48%

Class B Shares
1 Year	-4.09%
5 Years	4.86%
10 Years(a)	3.36%

Class C Shares
1 Year	-2.17%
5 Years	4.86%
10 Years	3.08%

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2014.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	21

Historical Performance

PENNSYLVANIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.01%, 1.72%, and 1.71% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.90%, 1.60% and 1.60% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements may not be terminated before January 31, 2015 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

22	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

VIRGINIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2014 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			2.22%	3.62%
1 Year	-1.40%	-4.35%
5 Years	5.30%	4.67%
10 Years	4.22%	3.90%

Class B Shares			1.59%	2.60%
1 Year	-2.09%	-4.95%
5 Years	4.58%	4.58%
10 Years(a)	3.78%	3.78%

Class C Shares			1.60%	2.61%
1 Year	-2.10%	-3.05%
5 Years	4.58%	4.58%
10 Years	3.50%	3.50%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2014 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-4.35%
5 Years	4.67%
10 Years	3.90%

Class B Shares
1 Year	-4.95%
5 Years	4.58%
10 Years(a)	3.78%

Class C Shares
1 Year	-3.05%
5 Years	4.58%
10 Years	3.50%

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2014.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	23

Historical Performance

VIRGINIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.88%, 1.59%, and 1.59% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.80%, 1.50% and 1.50% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements may not be terminated before January 31, 2015 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

24	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

FUND EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Arizona Portfolio

	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,027.30	$3.94	0.78%
Hypothetical**	$1,000	$1,021.04	$3.93	0.78%
Class B
Actual	$1,000	$1,023.70	$7.47	1.48%
Hypothetical**	$1,000	$1,017.55	$7.44	1.48%
Class C
Actual	$1,000	$1,023.70	$7.47	1.48%
Hypothetical**	$1,000	$1,017.55	$7.44	1.48%

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	25

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

Massachusetts Portfolio

	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,029.90	$4.15	0.82%
Hypothetical**	$1,000	$1,020.84	$4.13	0.82%
Class B
Actual	$1,000	$1,026.40	$7.68	1.52%
Hypothetical**	$1,000	$1,017.35	$7.64	1.52%
Class C
Actual	$1,000	$1,027.30	$7.68	1.52%
Hypothetical**	$1,000	$1,017.35	$7.64	1.52%

Michigan Portfolio

	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,032.30	$4.61	0.91%
Hypothetical**	$1,000	$1,020.39	$4.58	0.91%
Class B
Actual	$1,000	$1,028.80	$8.14	1.61%
Hypothetical**	$1,000	$1,016.90	$8.10	1.61%
Class C
Actual	$1,000	$1,028.80	$8.14	1.61%
Hypothetical**	$1,000	$1,016.90	$8.10	1.61%

Minnesota Portfolio

	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,027.40	$4.60	0.91%
Hypothetical**	$1,000	$1,020.39	$4.58	0.91%
Class B
Actual	$1,000	$1,024.80	$8.13	1.61%
Hypothetical**	$1,000	$1,016.90	$8.10	1.61%
Class C
Actual	$1,000	$1,023.80	$8.12	1.61%
Hypothetical**	$1,000	$1,016.90	$8.10	1.61%

26	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

New Jersey Portfolio

	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,028.60	$4.40	0.87%
Hypothetical**	$1,000	$1,020.59	$4.38	0.87%
Class B
Actual	$1,000	$1,025.00	$7.93	1.57%
Hypothetical**	$1,000	$1,017.10	$7.90	1.57%
Class C
Actual	$1,000	$1,025.00	$7.93	1.57%
Hypothetical**	$1,000	$1,017.10	$7.90	1.57%

Ohio Portfolio

	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,011.50	$4.26	0.85%
Hypothetical**	$1,000	$1,020.69	$4.28	0.85%
Class B
Actual	$1,000	$1,008.00	$7.76	1.55%
Hypothetical**	$1,000	$1,017.20	$7.80	1.55%
Class C
Actual	$1,000	$1,008.00	$7.76	1.55%
Hypothetical**	$1,000	$1,017.20	$7.80	1.55%

Pennsylvania Portfolio

	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,032.30	$4.56	0.90%
Hypothetical**	$1,000	$1,020.44	$4.53	0.90%
Class B
Actual	$1,000	$1,028.80	$8.09	1.60%
Hypothetical**	$1,000	$1,016.95	$8.05	1.60%
Class C
Actual	$1,000	$1,028.80	$8.09	1.60%
Hypothetical**	$1,000	$1,016.95	$8.05	1.60%

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	27

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

Virginia Portfolio

	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,032.00	$4.05	0.80%
Hypothetical**	$1,000	$1,020.94	$4.03	0.80%
Class B
Actual	$1,000	$1,028.50	$7.59	1.50%
Hypothetical**	$1,000	$1,017.45	$7.54	1.50%
Class C
Actual	$1,000	$1,028.60	$7.59	1.50%
Hypothetical**	$1,000	$1,017.45	$7.54	1.50%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

28	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Fund Expenses

BOND RATING SUMMARY*

March 31, 2014 (unaudited)

*	All data are as of March 31, 2014. The Portfolio’s quality rating breakdowns are expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the Standard & Poor’s Rating Services (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is highest (best) and D is lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government Securities and therefore have been deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	29

Bond Rating Summary

BOND RATING SUMMARY*

March 31, 2014 (unaudited)

*	All data are as of March 31, 2014. The Portfolio’s quality rating breakdowns are expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the Standard & Poor’s Rating Services (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is highest (best) and D is lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government Securities and therefore have been deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization.

30	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Bond Rating Summary

BOND RATING SUMMARY*

March 31, 2014 (unaudited)

*	All data are as of March 31, 2014. The Portfolio’s quality rating breakdowns are expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the Standard & Poor’s Rating Services (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is highest (best) and D is lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government Securities and therefore have been deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	31

Bond Rating Summary

BOND RATING SUMMARY*

March 31, 2014 (unaudited)

*	All data are as of March 31, 2014. The Portfolio’s quality rating breakdowns are expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the Standard & Poor’s Rating Services (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is highest (best) and D is lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government Securities and therefore have been deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization.

32	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Bond Rating Summary

ARIZONA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.8%
Long-Term Municipal Bonds – 99.8%
Arizona – 77.5%
Arizona Brd of Regents (Univ of Arizona COP) Series 2012C 5.00%, 6/01/29	$3,400	$3,693,760
Arizona COP AGM Series 2008A 5.00%, 9/01/24	6,000	6,382,560
Arizona Dept of Admin Svc (Arizona Lottery) AGM Series 2010A 5.00%, 7/01/28	6,000	6,655,320
Arizona Game & Fish Dept 5.00%, 7/01/26	1,000	1,018,400
Arizona Hlth Fac Auth Series 04 5.00%, 4/01/14 (Pre-refunded/ETM)	750	750,000
Arizona Hlth Fac Auth (Catholic Healthcare West) Series 2009D 5.00%, 7/01/28	1,000	1,045,380
Arizona St West Campus Hsg AMBAC Series 05 5.00%, 7/01/30	2,200	2,116,950
Arizona Trnsp Brd Hwy Series 2011A 5.25%, 7/01/29	1,500	1,725,600
Series 2013A 5.00%, 7/01/30	1,525	1,706,048
Dove Mountain Resort CFD AZ 6.75%, 12/01/16	375	344,944
Downtown Phoenix Hotel Corp AZ FGIC Series 2005A 5.00%, 7/01/29	1,400	1,406,160
Estrella Mtn CFD AZ Desert Vlg 7.375%, 7/01/27	979	979,578
Estrella Mtn CFD AZ Golf Vlg Series 2001A 7.875%, 7/01/25	1,924	1,926,540
Glendale AZ Mun Property Corp. (Glendale AZ Excise Tax) Series 2012C 5.00%, 7/01/38	2,500	2,553,100
Glendale AZ Wtr & Swr 5.00%, 7/01/28	2,000	2,202,600

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	33

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Goodyear AZ IDA (Litchfield Park Svc Co.) Series 99 5.95%, 10/01/23	$2,160	$2,160,713
Greater AZ Dev Auth NATL Series 2005A 5.00%, 8/01/21	1,600	1,649,312
NATL Series 2005B 5.00%, 8/01/25	4,320	4,440,010
Hassayampa CFD #2 AZ (Hassayampa CFD #2 AZ Forst Rdg) Series 00 7.50%, 7/01/24	430	430,064
Maricopa Cnty AZ USD #89 GO Series 2008C 6.25%, 7/01/26	3,700	4,178,817
Mesa AZ Excise Tax 5.00%, 7/01/32	5,000	5,435,750
Mohave Cnty AZ IDA (Mohave Correctional Fac Prog) 8.00%, 5/01/25	2,000	2,306,660
Nogales AZ Mun Dev Auth Lease (Nogales AZ Lease) AMBAC Series 05 5.00%, 6/01/27	1,000	1,016,080
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport) Series 2008A 5.00%, 7/01/26	4,080	4,460,623
Series 2010A 5.00%, 7/01/31	2,000	2,091,420
Phoenix AZ IDA (Arizona Lease – Capitol Mall) AMBAC 5.00%, 9/15/25	5,935	6,026,043
Phoenix AZ IDA (Great Hearts Academies) 6.00%, 7/01/32	250	247,515
Phoenix AZ IDA (Higley AZ USD #60 Lease) 5.00%, 12/01/32	3,500	3,659,950
Pima Cnty AZ IDA (Horizon Learning Ctr) Series 05 5.125%, 6/01/20	1,500	1,481,670
Pima Cnty AZ Swr Series 2011B 5.00%, 7/01/26	1,000	1,130,010

34	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

AGM 5.00%, 7/01/25	$2,000	$2,232,180
Pima County Regional Transportation Auth 5.00%, 6/01/26	4,000	4,462,800
Pinal Cnty AZ IDA (Florence West Prison Proj) ACA Series 2006A 5.25%, 10/01/22	1,400	1,424,878
Salt River Proj Agric Impt & Pwr Dist AZ Series 2009A 5.00%, 1/01/29	3,400	3,726,842
Series 2012A 5.00%, 12/01/29	1,500	1,700,580
Salt Verde Fin Corp. Gas (Citigroup, Inc.) 5.25%, 12/01/22-12/01/23	1,165	1,305,647
Series 2007 5.00%, 12/01/37	1,000	1,054,280
Scottsdale AZ IDA (Scottsdale Healthcare) 5.00%, 9/01/23	1,500	1,576,155
AGM 5.00%, 9/01/35	1,500	1,564,215
Show Low AZ ID #6 ACA Series 00 6.00%, 1/01/18	510	510,688
Sundance AZ CFD #1 Series 02 7.75%, 7/01/22	872	872,157
Tucson AZ Arpt Auth AMBAC Series 01 5.35%, 6/01/31	6,475	6,484,583
Tucson AZ IDA (Univ of AZ/Marshall Foundation) AMBAC Series 2002A 5.00%, 7/15/32	1,000	1,000,070
Tucson AZ Wtr Sys 5.00%, 7/01/28-7/01/29	2,360	2,595,368

		105,732,020

District of Columbia – 1.7%
District of Columbia Tax Incr Series 2009B 5.25%, 12/01/26	2,040	2,360,015

Florida – 1.5%
Orlando FL Contract Tourist Dev Tax Series 2014A 5.25%, 11/01/33(a)	1,820	2,017,033

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	35

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Illinois – 4.2%
Chicago IL Wtr 5.00%, 11/01/28	$2,000	$2,115,660
Cook Cnty IL Forest Presv Dist Series 2012C 5.00%, 12/15/32	2,360	2,537,142
Metro Pier & Expo Auth IL Spl Tax Series 2012B 5.00%, 12/15/28	1,000	1,094,130

		5,746,932

Massachusetts – 0.8%
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax) Series 2013A 5.00%, 5/15/32	1,000	1,112,050

New York – 4.4%
New York St Dormitory Auth (New York St Pers Income Tax) Series 2012A 5.00%, 12/15/30(b)	4,655	5,174,591
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island) 5.00%, 7/01/28	820	846,076

		6,020,667

Puerto Rico – 7.4%
Puerto Rico Elec Pwr Auth Series 2007TT 5.00%, 7/01/20-7/01/22	6,400	4,517,986
Puerto Rico GO Series 2006A 5.25%, 7/01/23	575	459,436
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.00%, 12/01/17	1,855	1,858,803
5.125%, 12/01/27	385	386,794
Puerto Rico Ind Tour Ed Med Envrn Auth (Ascension Health) Series 2000A 6.125%, 11/15/30	1,500	1,505,685
Univ of Puerto Rico Series 2006Q 5.00%, 6/01/18	1,855	1,388,560

		10,117,264

36	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Texas – 2.3%
Austin TX Wtr & Wstwtr Sys Series 2013A 5.00%, 11/15/28	$1,460	$1,662,619
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project) 7.00%, 6/30/40	840	950,166
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project) 6.875%, 12/31/39	420	468,611

		3,081,396

Total Municipal Obligations (cost $136,021,718)		136,187,377

	Shares
SHORT-TERM INVESTMENTS – 3.1%
Investment Companies – 3.1%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.08%(c) (cost $4,239,830)	4,239,830	4,239,830

Total Investments – 102.9% (cost $140,261,548)		140,427,207
Other assets less liabilities – (2.9)%		(3,893,657)

Net Assets – 100.0%		$136,533,550

(a)	When-Issued or delayed delivery security.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of March 31, 2014, the Fund held 31.4% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	– ACA Financial Guaranty Corporation

AGM	– Assured Guaranty Municipal

AMBAC	– Ambac Assurance Corporation

CFD	– Community Facilities District

COP	– Certificate of Participation

EDA	– Economic Development Agency

ETM	– Escrowed to Maturity

FGIC	– Financial Guaranty Insurance Company

GO	– General Obligation

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	37

Arizona Portfolio—Portfolio of Investments

HFA	– Housing Finance Authority

ID	– Improvement District

IDA	– Industrial Development Authority/Agency

MFHR	– Multi-Family Housing Revenue

NATL	– National Interstate Corporation

USD	– Unified School District

See notes to financial statements.

38	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Arizona Portfolio—Portfolio of Investments

MASSACHUSETTS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.0%
Long-Term Municipal Bonds – 98.0%
Massachusetts – 79.9%
Boston MA Wtr & Swr Comm Series 2009A 5.00%, 11/01/26	$2,000	$2,245,120
Series 2010A 5.00%, 11/01/29-11/01/30	5,000	5,568,660
Fall River MA GO AGM 5.00%, 7/15/28	5,085	5,559,176
Massachusetts Bay Trnsp Auth (Massachusetts Bay Trnsp Auth Sales Tax) Series 2010B 5.00%, 7/01/29	645	709,829
Series 2012B 5.00%, 7/01/28	1,025	1,135,362
Massachusetts College Bldg Auth AMBAC Series 2006A 5.00%, 5/01/16 (Pre-refunded/ETM)	2,635	2,885,536
Massachusetts Com Wlth Trnsp Fund (Massachusetts Gas Tax) 5.00%, 6/15/27	2,955	3,386,282
Series 2013 5.00%, 6/01/31	2,500	2,787,550
Massachusetts Dev Fin Agy 5.00%, 9/01/18 (Pre-refunded/ETM)	6,000	7,021,740
AGC Series 2005D 5.00%, 7/01/15 (Pre-refunded/ETM)	3,500	3,708,705
Massachusetts Dev Fin Agy (Bentley Univ) 5.00%, 7/01/28	4,500	4,769,190
Massachusetts Dev Fin Agy (Berkshire Health Sys) Series 2012G 5.00%, 10/01/30-10/01/31	3,970	4,086,245
Massachusetts Dev Fin Agy (Boston College) Series 2010R-1 5.00%, 7/01/31	3,250	3,559,335
Massachusetts Dev Fin Agy (Boston University) Series 2009V-1 5.00%, 10/01/29	3,300	3,630,264
Massachusetts Dev Fin Agy (Brandeis Univ) Series 2008N 5.00%, 10/01/26-10/01/27	3,300	3,568,287
Series 2010O-2 5.00%, 10/01/28	3,500	3,835,440

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	39

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Massachusetts Dev Fin Agy (Deerfield Academy) 5.00%, 10/01/30-10/01/40	$7,615	$8,544,213
Massachusetts Dev Fin Agy (Massachusetts Clg of Pharmacy) 4.00%, 7/01/32	1,000	999,950
Massachusetts Dev Fin Agy (Merrimack College)
Series 2012A 5.00%, 7/01/27	1,720	1,755,982
Massachusetts Dev Fin Agy (Olin College) Series 2013E 5.00%, 11/01/38-11/01/43	7,925	8,403,915
Massachusetts Dev Fin Agy (Sterling & Francine Clark Art Institute) 5.00%, 7/01/31	7,000	7,605,710
Massachusetts Dev Fin Agy (Whitehead Institute) 5.00%, 6/01/26	1,460	1,666,050
Series 2011A 5.00%, 6/01/27-6/01/28	3,225	3,661,970
Massachusetts DOT Met Hwy Sys Series 2010B 5.00%, 1/01/26	6,900	7,501,404
Massachusetts GO Series 2008A 5.00%, 9/01/28	2,800	3,083,192
Massachusetts Hlth & Ed Facs Auth Series 2007L 5.00%, 7/01/16 (Pre-refunded/ETM)	4,665	5,134,019
Massachusetts Hlth & Ed Facs Auth (Berklee College of Music) Series 2007A 5.00%, 10/01/32	5,000	5,312,350
Massachusetts Hlth & Ed Facs Auth (Harvard Univ) Series 2009A 5.25%, 11/15/23	2,000	2,318,760
Massachusetts Hlth & Ed Facs Auth (Mass Eye & Ear Infirmary) Series 2010C 5.375%, 7/01/35	1,005	1,019,000
Massachusetts Hlth & Ed Facs Auth (Massachusetts Inst of Tech) Series 2009O 5.75%, 7/01/26	6,500	7,652,255

40	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Massachusetts Hlth & Ed Facs Auth (Milford Reg Med Ctr) Series 2007E 5.00%, 7/15/22	$1,220	$1,261,675
Massachusetts Hlth & Ed Facs Auth (Northeastern Univ) Series 2010A 5.00%, 10/01/28-10/01/29	7,025	7,625,252
Massachusetts Hlth & Ed Facs Auth (Partners Healthcare Sys) 5.25%, 7/01/29	2,500	2,748,050
Series 2007G-5 5.00%, 7/01/27	2,000	2,163,920
Massachusetts Hlth & Ed Facs Auth (Sterling & Francine Clark Art Institute) 5.00%, 7/01/30	3,860	4,197,866
Massachusetts Hlth & Ed Facs Auth (Suffolk Univ) Series 2009A 6.00%, 7/01/24	2,000	2,194,340
Massachusetts Hlth & Ed Facs Auth (Winchester Medical Center) 5.25%, 7/01/38	2,500	2,559,900
Massachusetts Hlth & Ed Facs Auth (Woods Hole Oceanographic) Series 2008B 5.25%, 6/01/26	1,905	2,102,015
5.375%, 6/01/27	3,060	3,381,269
Massachusetts Port Auth 5.00%, 7/01/32	1,430	1,570,569
Series 2010B 5.00%, 7/01/34	2,750	2,908,263
Massachusetts Port Auth (US Airways) NATL Series 1996A 5.875%, 9/01/23	2,000	2,007,740
Massachusetts Sch Bldg Auth NATL Series 2005A 5.00%, 8/15/15 (Pre-refunded/ETM)	7,000	7,463,330
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax) Series 2011B 5.00%, 10/15/32	3,720	4,102,193
Series 2013A 5.00%, 5/15/32	2,500	2,780,125
Massachusetts Spl Obl (Massachusetts Gas Tax) AGM Series 2005A 3.86%, 6/01/20(a)	2,000	2,107,420

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	41

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Massachusetts Wtr Poll Abatmnt (Massachusetts SRF) 5.00%, 8/01/25	$3,000	$3,423,270
Series 200410 5.00%, 8/01/24	125	126,646
Series 200612 5.00%, 8/01/20	3,000	3,309,810
Massachusetts Wtr Res Auth Series 2011B 5.00%, 8/01/26-8/01/29	4,425	4,987,283
Metropolitan Boston Trnsp Pkg Corp. MA 5.00%, 7/01/27	6,000	6,631,800
Springfield MA GO AGM 5.00%, 8/01/19	3,000	3,277,350
Univ of Massachusetts Bldg Auth (Univ of Massachusetts Lease) Series 20082 5.00%, 5/01/26-5/01/27	6,000	6,556,125

		202,601,702

Arizona – 2.6%
Arizona Sports & Tourism Auth Series 2012A 5.00%, 7/01/29	4,065	4,374,468
Dove Mountain Resort CFD AZ 6.75%, 12/01/16	330	303,551
Goodyear AZ IDA (Litchfield Park Svc Co.)
Series 01 6.75%, 10/01/31	1,160	1,160,394
Salt Verde Fin Corp. Gas (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	660	695,825

		6,534,238

California – 0.6%
California Statewide CDA (Enloe Med Ctr) 6.25%, 8/15/28	1,055	1,200,326
Series 2008A 5.50%, 8/15/23	360	400,932

		1,601,258

District of Columbia – 2.0%
District of Columbia (Howard Univ) Series 2011A 6.25%, 10/01/32	4,755	5,148,809

42	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Florida – 1.8%
Crossings at Fleming Is CDD FL Series 2000C 7.10%, 5/01/30(b)	$1,750	$1,392,108
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport) 5.00%, 10/01/27	3,000	3,265,800

		4,657,908

Georgia – 0.2%
Atlanta GA Tax Allocation (Eastside Proj) Series 2005B 5.60%, 1/01/30	500	521,910

Illinois – 0.3%
Bolingbrook IL Sales Tax 6.25%, 1/01/24	500	446,370
Plano IL SSA #3 (Plano lL SSA #3 Lakewood Spr) Series 2005A 5.95%, 3/01/28	351	353,208

		799,578

Michigan – 0.7%
Michigan Pub Pwr Agy Series 2012A 5.00%, 1/01/32	1,605	1,666,455

Nevada – 0.3%
Nevada GO NATL Series 2007B 5.00%, 12/01/25	620	685,794

New York – 3.1%
Metropolitan Trnsp Auth NY Series 2011D
5.00%, 11/15/28	6,065	6,617,582
New York NY GO Series 2006J 5.00%, 6/01/16 (Pre-refunded/ETM)	1,080	1,186,542
New York NY GO (New York NY GO) Series 2006J 5.00%, 6/01/22	5	5,443

		7,809,567

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	43

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Ohio – 1.5%
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension) 5.25%, 5/15/24	$3,450	$3,767,952

Puerto Rico – 3.6%
Puerto Rico Elec Pwr Auth Series 2007TT 5.00%, 7/01/18	850	718,514
Series 2008W 5.375%, 7/01/23	2,065	1,465,489
Series 2010 ZZ 5.25%, 7/01/24	3,000	2,058,720
Puerto Rico GO Series 2001A 5.50%, 7/01/19	500	430,650
Series 2006A 5.25%, 7/01/22	500	403,465
Puerto Rico Govt Dev Bank Series 2006B 5.00%, 12/01/15	500	477,705
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.00%, 12/01/20	695	695,855
5.125%, 12/01/27	1,965	1,974,157
Puerto Rico Mun Fin Agy Series 2005A 5.25%, 8/01/23	275	219,403
Univ of Puerto Rico Series 2006Q 5.00%, 6/01/19	1,025	738,451

		9,182,409

Texas – 0.7%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project) 7.00%, 6/30/40	1,090	1,232,954
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project) 6.875%, 12/31/39	545	608,078

		1,841,032

Virginia – 0.4%
Virginia Small Business Fin Auth (95 Express Lanes LLC Proj) 5.00%, 7/01/34	1,000	994,880

Wisconsin – 0.3%
Oneida Tribe of Indians WS Retail Sales 6.50%, 2/01/31(c)	750	808,140

Total Municipal Obligations (cost $238,968,665)		248,621,632

44	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Massachusetts Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.08%(d) (cost $1,156,874)	1,156,874	$1,156,874

Total Investments – 98.4% (cost $240,125,539)		249,778,506
Other assets less liabilities – 1.6%		3,981,122

Net Assets – 100.0%		$253,759,628

INTEREST RATE SWAPS (see Note D)

			Rate Type
Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$8,000	12/01/17	SIFMA	*	3.792%	$877,865

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Variable rate coupon, rate shown as of March 31, 2014.

(b)	Illiquid security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the market value of this security amounted to $808,140 or 0.3% of net assets.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of March 31, 2014, the Fund held 10.9% of net assets in insured bonds (of this amount 50.8% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	– Assured Guaranty Corporation
AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
CDA	– Community Development Authority
CDD	– Community Development District
CFD	– Community Facilities District
DOT	– Department of Transportation
ETM	– Escrowed to Maturity
GO	– General Obligation
HFA	– Housing Finance Authority
IDA	– Industrial Development Authority/Agency
MFHR	– Multi-Family Housing Revenue
NATL	– National Interstate Corporation
SRF	– State Revolving Fund
SSA	– Special Services Area

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	45

Massachusetts Portfolio—Portfolio of Investments

MICHIGAN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.3%
Long-Term Municipal Bonds – 99.3%
Michigan – 74.3%
Detroit MI City SD GO Series 2012A 5.00%, 5/01/31	$2,365	$2,426,537
Detroit MI GO Series 2010 5.00%, 11/01/30	2,000	2,040,340
Detroit MI Swr Disp Series 2012A 5.00%, 7/01/32	2,000	1,930,220
Detroit MI Wtr Supply Sys AGM Series 2006A 5.00%, 7/01/24	1,885	1,862,550
Dexter Cmnty Sch MI GO AGM 5.00%, 5/01/25	2,250	2,464,920
Grand Rapids MI Santn Swr 5.00%, 1/01/30	1,180	1,335,064
Holland MI Elec Series 2014A 5.00%, 7/01/33(a)	1,250	1,358,162
Lansing MI Cmnty Clg GO 5.00%, 5/01/32	1,240	1,347,124
Michigan Federal Hwy Grant AGM 5.25%, 9/15/26	3,500	3,842,965
Michigan Finance Auth (Michigan SRF) 5.00%, 10/01/30	1,000	1,119,530
Michigan Finance Auth (Oakwood Obl Grp) 5.00%, 8/15/31	1,500	1,561,380
Michigan HDA MFHR (Danbury Manor Apts) Series 2002A 5.30%, 6/01/35	2,385	2,425,593
Michigan Hosp Fin Auth (Henry Ford Hlth Sys) Series 2006A 5.25%, 11/15/32	1,600	1,634,384
Michigan Hosp Fin Auth (Trinity Health Credit Group) Series 2010A 5.00%, 12/01/27	1,000	1,094,610
Michigan Pub Pwr Agy Series 2012A 5.00%, 1/01/32	1,875	1,946,794

46	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Michigan State Univ Series 2013A 5.00%, 8/15/38	$2,000	$2,158,120
Michigan Strategic Fund (Detroit Renewable Pwr Proj) 8.50%, 12/01/30(b)	650	636,311
Michigan Strategic Fund (Evangelical Homes of Michigan Hall) 5.50%, 6/01/47	500	465,510
Michigan Strategic Fund (Michigan Lease House of Rep Fac) 5.25%, 10/15/31	2,150	2,311,701
Michigan Tech Univ Series 2012A 5.00%, 10/01/26	1,550	1,691,422
Michigan Trunk Line Spl Tax 5.00%, 11/15/30	1,000	1,095,990
Oakland Univ 5.00%, 3/01/27-3/01/32	2,600	2,804,722
Plymouth MI Ed Ctr Charter Sch Series 05 5.125%, 11/01/18	1,050	1,032,538
Plymouth-Canton MI SD GO Series 2012A 5.00%, 5/01/25	1,425	1,589,089
Saginaw MI Hosp Fin Auth (Covenant Medical Ctr) Series 2010H 5.00%, 7/01/30	500	512,350
Southfield MI Lib Bldg Auth NATL 5.00%, 5/01/25	3,340	3,482,084

		46,170,010

Arizona – 0.3%
Dove Mountain Resort CFD AZ 6.75%, 12/01/16	205	188,569

Florida – 3.2%
Crossings at Fleming Is CDD FL Series 2000C 7.10%, 5/01/30(c)	1,835	1,459,724
Pinellas Cnty FL Ed Fac (Barry Univ) 5.00%, 10/01/27	500	508,650

		1,968,374

Georgia – 2.2%
Atlanta GA Arpt (Hartsfield Jackson Atlanta Intl Arpt) Series 2014B 5.00%, 1/01/32(a)	1,250	1,363,688

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	47

Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Illinois – 1.2%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 – Deercrest) Series 03 6.625%, 3/01/33	$474	$391,823
Plano IL SSA #3 (Plano Il SSA #3 Lakewood Spr) Series 2005A 5.95%, 3/01/28	350	352,201

		744,024

Massachusetts – 0.7%
Massachusetts Dev Fin Agy (Merrimack College)
Series 2012A 5.25%, 7/01/42	450	451,755

New York – 1.7%
New York NY Mun Wtr Fin Auth Series 2014D 5.00%, 6/15/39(a)	1,000	1,080,410

Ohio – 3.6%
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension) 5.25%, 5/15/24	2,050	2,238,928

Puerto Rico – 10.1%
Puerto Rico Elec Pwr Auth Series 2007TT 5.00%, 7/01/18	1,000	845,310
Series 2008W 5.375%, 7/01/23	1,120	794,842
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.00%, 12/01/17	1,215	1,217,491
5.125%, 12/01/27	145	145,676
Puerto Rico Ind Tour Ed Med Envrn Auth (Ascension Health) Series 2000A 6.125%, 11/15/30	3,000	3,011,370
Puerto Rico Mun Fin Agy Series 2005A 5.25%, 8/01/23	275	219,403
Puerto Rico Sales Tax Fin Corp. Series 2009A 5.50%, 8/01/19 (Pre-refunded/ETM)	25	30,201

		6,264,293

48	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Tennessee – 0.7%
Met Govt Nashville-Dav TN Hlth Ed Fac Bd (Belmont Univ) 5.00%, 11/01/29	$400	$418,196

Texas – 1.3%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project) 7.00%, 6/30/40	470	531,640
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project) 6.875%, 12/31/39	235	262,199

		793,839

Total Municipal Obligations (cost $62,447,426)		61,682,086

	Shares
SHORT-TERM INVESTMENTS – 2.0%
Investment Companies – 2.0%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.08%(d) (cost $1,264,794)	1,264,794	1,264,794

Total Investments – 101.3% (cost $63,712,220)		62,946,880
Other assets less liabilities – (1.3)%		(838,034)

Net Assets – 100.0%		$62,108,846

(a)	When-Issued or delayed delivery security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the market value of this security amounted to $636,311 or 1.0% of net assets.

(c)	Illiquid security.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of March 31, 2014, the Fund held 18.8% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	49

Michigan Portfolio—Portfolio of Investments

Glossary:

AGM	– Assured Guaranty Municipal
CDD	– Community Development District
CFD	– Community Facilities District
ETM	– Escrowed to Maturity
GO	– General Obligation
HDA	– Housing Development Authority
HFA	– Housing Finance Authority
MFHR	– Multi-Family Housing Revenue
NATL	– National Interstate Corporation
SD	– School District
SRF	– State Revolving Fund
SSA	– Special Services Area

See notes to financial statements.

50	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Michigan Portfolio—Portfolio of Investments

MINNESOTA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.3%
Long-Term Municipal Bonds – 100.3%
Minnesota – 100.3%
Anoka-Hennepin ISD #11 MN COP Series 2014A 5.00%, 2/01/34(a)	$1,695	$1,856,059
Central MN Muni Pwr Agy 5.00%, 1/01/22-1/01/32	2,850	3,105,735
Chaska MN Elec Sys Series 2005A 5.25%, 10/01/25	1,000	1,063,350
Farmington MN ISD #190 GO AGM Series 2005B 5.00%, 2/01/24	3,875	3,996,830
Hennepin Cnty MN Sales Tax (Ballpark Proj) Series 2008B 5.00%, 12/15/23	3,475	3,827,921
Hutchinson MN Pub Util Series 2012A 5.00%, 12/01/25	420	477,116
Maple Grove MN Hlth Care Sys (Maple Grove Hospital) 5.00%, 5/01/22	650	673,582
Minneapolis MN (National Marrow Donor Prog) 4.875%, 8/01/25	1,170	1,212,132
Minneapolis MN Common Bond FD Series 20102A 6.25%, 12/01/30	1,000	1,167,250
Minneapolis MN Hlth Care Sys (Fairview Health Svcs) AMBAC Series 2005D 5.00%, 11/15/30	1,000	1,014,830
Minneapolis – St Paul MN Hsg & Redev Auth (Children’s Health Care) 5.25%, 8/15/35	1,000	1,070,180
Series 2010A 5.00%, 8/15/30	1,000	1,021,420
5.25%, 8/15/25	500	547,735
Minneapolis – St Paul MN Intl Arpt Series 2012B 5.00%, 1/01/29-1/01/31	1,900	2,063,870
Minneapolis – St Paul MN Metro Arpt Commn (Minneapolis – St Paul MN Intl Arpt) Series 2010A 5.00%, 1/01/30	1,250	1,383,737

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	51

Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Minnesota 911 Spl Fee AGC Series 2009 5.00%, 6/01/21	$1,970	$2,270,917
Minnesota Agr & Econ Dev Brd (Essentia Health) AGC Series 2008 C-1 5.50%, 2/15/25	1,000	1,115,860
Minnesota GO Series 2008A 5.00%, 6/01/21	3,000	3,378,000
Minnesota Hgr Ed Fac Auth (Carleton College) Series 2010D 5.00%, 3/01/30	2,000	2,167,080
Minnesota Hgr Ed Fac Auth (Gustavus Adolfus College) 5.00%, 10/01/31	2,770	2,984,647
Minnesota Hgr Ed Fac Auth (St. Catherine Univ) Series 2012S 5.00%, 10/01/32	1,400	1,423,254
Minnesota Hgr Ed Fac Auth (St. Olaf College) Series 2010 7-F 5.00%, 10/01/20	700	793,933
Minnesota Hgr Ed Fac Auth (St. Scholastic College) Series 2010H 5.125%, 12/01/30	1,000	1,038,970
Minnesota Hgr Ed Fac Auth (Univ of St. Thomas MN) Series 2004-5 5.00%, 10/01/24	1,000	1,016,730
5.25%, 10/01/34	1,000	1,015,410
Series 2009-7 5.00%, 10/01/29	1,000	1,083,740
Minnesota Mun Pwr Agy Elec 5.25%, 10/01/21	3,000	3,186,330
Series 2004A 5.25%, 10/01/24	500	511,460
Minnesota St Clg & Univ Series 2013A 4.00%, 10/01/29	3,550	3,714,010
Minnetonka MN MFHR (Archer Heights Apts) Series 1999A 5.30%, 1/20/27	1,620	1,620,178

52	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

No St Paul Maplewd MN ISD #622 AGM Series 2006B 5.00%, 8/01/20	$3,425	$3,698,178
Northern Mun Pwr Agy MN (Northern Mun Pwr Agy MN Elec) Series 2010A-2 5.00%, 1/01/23-1/01/24	4,135	4,656,207
Rochester MN Electric Util Series 2013B 5.00%, 12/01/43	1,000	1,088,630
Rochester MN Hlth Care Fac (Mayo Clinic) Series 2010D 5.00%, 11/15/38	1,000	1,083,630
Shakopee MN Hlthcare Fac (St Francis Reg Medical Ctr) Series 2004 5.10%, 9/01/25	600	602,676
St. Cloud MN Hosp (Centracare Hlth Sys) Series 2010A 5.125%, 5/01/30	1,500	1,620,435
St. Louis Park MN Hlth Care Facs (Park Nicollet Health Svcs) Series 2009 5.50%, 7/01/29	1,150	1,239,827
St. Paul MN Hsg & Redev Auth (Block 19 Ramp Parking Proj) Series 2010A 5.00%, 8/01/30	1,870	2,023,284
St. Paul MN Port Auth (Allina Health Sys) Series 2009 A-2 5.25%, 11/15/28	1,200	1,311,948
St. Paul MN Port Auth (Amherst H Wilder Fndtn) 5.00%, 12/01/29	3,945	4,325,614
St. Paul MN Port Auth (Minnesota Lease St Office Bldg) Series 2013-3 5.00%, 12/01/24	3,945	4,664,055
St. Paul MN Rec Facs (Highland National Proj) 5.00%, 10/01/20-10/01/25	2,750	2,886,505
Western MN Mun Pwr Agy Series 2012A 5.00%, 1/01/27-1/01/30	3,090	3,503,444

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	53

Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

White Bear Lake MN MFHR (Renova Partners Proj) Series 01 5.60%, 10/01/30	$1,000	$999,940

Total Municipal Obligations (cost $82,572,773)		85,506,639

	Shares
SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.08%(b) (cost $195,388)	195,388	195,388

Total Investments – 100.5% (cost $82,768,161)		85,702,027
Other assets less liabilities – (0.5)%		(419,124)

Net Assets – 100.0%		$85,282,903

INTEREST RATE SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,500	8/01/16	SIFMA*	4.071%	$322,354

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of March 31, 2014, the Fund held 14.2% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	– Assured Guaranty Corporation
AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
COP	– Certificate of Participation
GO	– General Obligation
ISD	– Independent School District
MFHR	– Multi-Family Housing Revenue

See notes to financial statements.

54	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Minnesota Portfolio—Portfolio of Investments

NEW JERSEY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.8%
Long-Term Municipal Bonds – 98.8%
New Jersey – 67.4%
Bergen Cnty NJ Impt Auth Series 05 5.00%, 4/01/15 (Pre-refunded/ETM)	$1,555	$1,630,231
Landis NJ Swr Auth NATL Series 93 9.854%, 9/19/19(a)	1,600	1,866,352
Middlesex Cnty NJ Impt Auth MFHR (Skyline Tower Apts) Series 01 5.25%, 7/01/21	715	716,251
Morris-Union NJ Jt Comm COP AGM 5.00%, 8/01/26	3,320	3,554,824
New Jersey Ed Fac Auth 5.00%, 7/01/15 (Pre-refunded/ETM)	280	296,696
FGIC Series 2004E 5.00%, 7/01/14 (Pre-refunded/ETM)	1,000	1,011,850
New Jersey Ed Fac Auth (Princeton Theological Seminary) Series 2010A 5.00%, 7/01/28	5,000	5,749,550
New Jersey Ed Fac Auth (Princeton Univ) Series 2005A 5.00%, 7/01/23	3,200	3,344,800
New Jersey Ed Fac Auth (Richard Stockton College) Series 2008A 5.50%, 7/01/23	4,500	5,013,360
New Jersey EDA Series 2004I 5.25%, 9/01/14 (Pre-refunded/ETM)	1,010	1,031,372
Series 2005O 5.25%, 3/01/15 (Pre-refunded/ETM)	3,200	3,347,616
AGM Series 2007U 5.00%, 9/01/17 (Pre-refunded/ETM)	3,540	4,040,591
New Jersey EDA (Continental Airlines) 5.25%, 9/15/29	1,165	1,161,307
New Jersey EDA (Jersey Gardens Mall) Series 98B 6.50%, 4/01/28	1,000	1,149,690

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	55

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Jersey EDA (Masonic Charity Foundation NJ) Series 01 5.50%, 6/01/31	$1,000	$1,000,850
Series 02 5.25%, 6/01/24	540	547,247
New Jersey EDA (New Jersey Lease Liberty St PK) Series 2003A 5.00%, 3/01/24	1,500	1,502,700
New Jersey EDA (New Jersey Lease Sch Fac) Series 2013 5.00%, 3/01/30	4,000	4,344,080
New Jersey EDA (NYNJ Link LLC) 5.00%, 1/01/28	1,000	1,043,840
5.50%, 1/01/27	1,000	1,096,310
New Jersey EDA (The Seeing Eye, Inc.) 5.00%, 6/01/32	4,000	4,168,400
New Jersey Hlth Care Fac Fin Auth RADIAN Series 2004A 5.25%, 7/01/14 (Pre-refunded/ETM)	2,085	2,500,311
New Jersey Hlth Care Fac Fin Auth (AHS Hospital Corp.) Series 2008A 5.125%, 7/01/22	1,000	1,075,370
New Jersey Hlth Care Fac Fin Auth (Hackensack Univ Med Ctr) 5.00%, 1/01/34	1,940	1,994,417
New Jersey Hlth Care Fac Fin Auth (Holy Name Hospital) 5.00%, 7/01/25	2,100	2,174,970
New Jersey Hlth Care Fac Fin Auth (Newton Memorial Hospital) AGM Series 01 5.00%, 7/01/26	1,500	1,502,070
New Jersey Hlth Care Fac Fin Auth (Palisades Med Ctr) 5.25%, 7/01/31	1,800	1,801,152
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Fed Hwy Grant) NATL Series 2006A 5.00%, 6/15/18	3,400	3,670,368
New Jersey Turnpike Auth (New Jersey Turnpike) Series 2009H 5.00%, 1/01/23	5,000	5,511,050

56	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

North Hudson Swr Auth NJ NATL Series 2001A Zero Coupon, 8/01/24 (Pre-refunded/ETM)	$8,875	$6,572,115
Rutgers State Univ NJ Series 2009F 5.00%, 5/01/30	1,000	1,087,630
Series 2013L 5.00%, 5/01/30	4,500	5,039,550
Tobacco Settlement Fin Corp. NJ Series 2007-1A 5.00%, 6/01/41	2,000	1,504,880
Union Cnty NJ Impt Auth (Union Cnty NJ GO) NATL Series 2003A 5.25%, 8/15/23	2,885	2,891,030
Union Cnty NJ Util Auth (Union Cnty NJ) Series 2011A 5.25%, 12/01/31	4,560	4,812,533

		89,755,363

Arizona – 0.2%
Dove Mountain Resort CFD AZ 6.75%, 12/01/16	295	271,356

California – 1.3%
California Statewide CDA (Enloe Med Ctr) 6.25%, 8/15/28	1,165	1,325,479
Series 2008A 5.50%, 8/15/23	400	445,480

		1,770,959

District of Columbia – 2.7%
District of Columbia Tax Incr Series 2009B 5.25%, 12/01/26	3,070	3,551,591

Florida – 1.6%
Crossings at Fleming Is CDD FL Series 2000C 7.10%, 5/01/30(b)	2,490	1,980,770
Hammock Bay CDD FL Series 2004A 6.15%, 5/01/24	140	140,613

		2,121,383

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	57

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Guam – 0.4%
Guam Wtrworks Auth Series 05 6.00%, 7/01/25	$500	$518,785

Idaho – 2.9%
Idaho Hsg & Fin Assn (Idaho Fed Hwy Grant) 5.00%, 7/15/31	3,600	3,882,456

Illinois – 1.2%
Chicago IL Wtr 5.00%, 11/01/28	1,000	1,057,830
Plano IL SSA #3 (Plano lL SSA #3 Lakewood Spr) Series 2005A 5.95%, 3/01/28	490	493,082

		1,550,912

New York – 10.0%
Metropolitan Trnsp Auth NY Series 2013C 5.00%, 11/15/32	2,000	2,157,780
New York NY GO Series 2006J 5.00%, 6/01/16 (Pre-refunded/ETM)	950	1,043,718
New York St Dormitory Auth (New York St Pers Income Tax) Series 2012D 5.00%, 2/15/29	2,040	2,269,520
Port Authority of NY & NJ 5.00%, 7/15/30	4,250	4,711,380
Port Authority of NY & NJ (Jfk International Air Terminal LLC) NATL Series 97-6 5.75%, 12/01/22	3,175	3,197,193

		13,379,591

Ohio – 2.7%
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension) 5.25%, 5/15/24	3,000	3,276,480
Columbiana Cnty Port Auth OH (Apex Environmental LLC) Series 2004A 7.125%, 8/01/25(b)	500	374,180

		3,650,660

58	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 3.7%
Delaware Riv Port Auth PA & NJ Series 2010D 5.00%, 1/01/28-1/01/29	$4,530	$4,924,398

Puerto Rico – 4.7%
Puerto Rico Elec Pwr Auth Series 2007TT 5.00%, 7/01/18	900	760,779
Series 2008W 5.375%, 7/01/23	2,165	1,536,457
Puerto Rico GO Series 2001A 5.50%, 7/01/19	500	430,650
Series 2004A 5.25%, 7/01/19	710	606,880
Series 2006A 5.25%, 7/01/22	500	403,465
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.00%, 12/01/17	1,310	1,312,685
5.125%, 12/01/27	305	306,421
Univ of Puerto Rico Series 2006Q 5.00%, 6/01/20	1,260	871,265

		6,228,602

Total Municipal Obligations (cost $127,174,956)		131,606,056

	Shares
SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.08%(c) (cost $78,470)	78,470	78,470

Total Investments – 98.9% (cost $127,253,426)		131,684,526
Other assets less liabilities – 1.1%		1,431,666

Net Assets – 100.0%		$133,116,192

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	59

New Jersey Portfolio—Portfolio of Investments

INTEREST RATE SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,000	10/21/16	SIFMA*	4.129%	$305,355

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Variable rate coupon, rate shown as of March 31, 2014.

(b)	Illiquid security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of March 31, 2014, the Fund held 23.1% of net assets in insured bonds (of this amount 45.9% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	– Assured Guaranty Municipal
CDA	– Community Development Authority
CDD	– Community Development District
CFD	– Community Facilities District
COP	– Certificate of Participation
EDA	– Economic Development Agency
ETM	– Escrowed to Maturity
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
HFA	– Housing Finance Authority
MFHR	– Multi-Family Housing Revenue
NATL	– National Interstate Corporation
RADIAN	– Radian Asset Assurance Inc.
SSA	– Special Services Area

See notes to financial statements.

60	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

New Jersey Portfolio—Portfolio of Investments

OHIO PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.2%
Long-Term Municipal Bonds – 98.2%
Ohio – 75.5%
Akron OH Income Tax Series 2012A 5.00%, 12/01/31	$4,500	$4,935,195
Allen Cnty OH Hosp (Catholic Healthcare Partners) Series 2010B 5.25%, 9/01/27	2,350	2,578,608
Central OH Solid Wst Auth 5.00%, 6/01/22 (Pre-refunded/ETM)	315	379,506
AMBAC Series 2004B 5.00%, 12/01/14 (Pre-refunded/ETM)	2,035	2,100,608
Cleveland OH Arpt Sys AMBAC Series 2006A 5.00%, 1/01/23	4,000	4,291,040
Cleveland OH GO 5.00%, 12/01/28	2,215	2,443,876
AMBAC Series 04 5.25%, 12/01/14 (Pre-refunded/ETM)	1,200	1,240,260
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension) 5.25%, 5/15/24	2,500	2,730,400
Cleveland OH Pub Pwr Sys NATL Series 2006A 5.00%, 11/15/18	2,165	2,344,154
Cleveland OH Wtr Series 2012X 5.00%, 1/01/27	1,500	1,702,545
Cleveland OH Wtrworks NATL Series 2007O 5.00%, 1/01/23	2,500	2,710,425
Cleveland State Univ 5.00%, 6/01/30	3,000	3,226,860
Columbiana Cnty Port Auth OH (Apex Environmental LLC) Series 2004A 7.125%, 8/01/25(a)	500	374,180
Columbus OH Regl Arpt Auth Series 2005 0.06%, 7/01/35(b)	1,500	1,500,000
Cuyahoga Cnty OH Econ Dev (Cuyahoga Cnty OH Lease) Series 2010F 5.25%, 12/01/25	3,200	3,580,416

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	61

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Cuyahoga Cnty OH GO RADIAN Series 04 5.00%, 11/15/19	$1,850	$1,858,380
Cuyahoga OH CCD Series 2009C 5.00%, 8/01/24	1,545	1,714,255
Dayton OH Arpt (James M Cox Dayton Intl Arpt) RADIAN Series 2003A 5.00%, 12/01/23	1,280	1,280,960
Delaware OH CSD GO NATL Series 04 5.00%, 12/01/14 (Pre-refunded/ETM)	1,340	1,382,746
Franklin Cnty OH Hlth Care Fac (First Community Village) 5.625%, 7/01/47	865	738,606
Franklin Cnty OH MFHR (Agler Green Apts) Series 2002A 5.65%, 5/20/32	770	770,962
5.80%, 5/20/44	1,150	1,151,460
Greater Cleveland RTA OH NATL Series 04 5.00%, 12/01/14 (Pre-refunded/ETM)	1,350	1,393,065
Hamilton Cnty Conv Fac Auth OH (Hamilton Cnty OH) NATL Series 04 5.00%, 12/01/23	1,330	1,336,025
Hamilton Cnty OH Hlth Care (Life Enriching Communities) 5.00%, 1/01/42	1,625	1,525,290
Hamilton Cnty OH Swr Sys Series 2013A 5.00%, 12/01/31	4,305	4,804,079
Hamilton OH SD GO NATL 5.00%, 12/01/24	1,000	1,036,350
Kent State Univ Series 2012A 5.00%, 5/01/30-5/01/31	4,005	4,325,846
Madeira OH City SD GO NATL Series 04 5.00%, 12/01/14 (Pre-refunded/ETM)	2,665	2,749,107
Miami Univ OH 5.00%, 9/01/31	1,000	1,091,690
Muskingum Cnty OH Hosp Fac (Genesis Hlth Sys) 5.00%, 2/15/48	1,000	778,870

62	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Oak Hills OH Local SD GO AGM Series 05 5.00%, 12/01/25	$1,000	$1,045,900
Ohio Bldg Auth AGM Series 2005A 5.00%, 4/01/15 (Pre-refunded/ETM)	1,500	1,571,805
Ohio Higher Edl Fac Commn 5.00%, 11/01/14 (Pre-refunded/ETM)	2,615	2,688,220
Ohio Higher Edl Fac Commn (Denison Univ) 5.00%, 11/01/32	590	645,271
Ohio St Higher Edl Fac Rev (Univ of Dayton OH) Series 2011A 5.375%, 12/01/30	750	825,855
Ohio Univ 5.00%, 12/01/32	3,120	3,370,037
Pinnacle Cmnty Infra Fin Auth (Pinnacle Club of Grove City) Series 2004A 6.00%, 12/01/22	1,448	1,448,536
Riversouth Auth OH Series 2005A 5.00%, 12/01/24	3,590	3,765,623
Summit Cnty OH Port Auth 5.00%, 12/01/25	3,760	4,163,298
Toledo-Lucas Cnty OH Port Auth (Cargill, Inc.) Series 2004B 4.50%, 12/01/15	2,500	2,572,950
Toledo-Lucas Cnty OH Port Auth (Csx Corp., Inc.) Series 92 6.45%, 12/15/21	1,270	1,531,887
Univ of Cincinnati COP NATL 5.00%, 6/01/24	4,470	4,601,105
Youngstown OH SD GO AGM 5.00%, 12/01/14 (Pre-refunded/ETM)	2,155	2,223,744

		94,529,995

Arizona – 0.2%
Dove Mountain Resort CFD AZ 6.75%, 12/01/16	285	262,157

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	63

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

California – 0.6%
California GO 5.25%, 4/01/29	$5	$5,017
California Poll Cntl Fin Auth (Poseidon Resources LP) 5.00%, 7/01/37(c)	750	736,793

		741,810

District of Columbia – 2.2%
District of Columbia (Howard Univ) Series 2011A 6.25%, 10/01/32	2,500	2,707,050

Florida – 1.4%
Crossings at Fleming Is CDD FL Series 2000C 7.10%, 5/01/30(a)	1,995	1,587,002
Hammock Bay CDD FL Series 2004A 6.15%, 5/01/24	205	205,898

		1,792,900

Georgia – 0.4%
Atlanta GA Tax Allocation (Eastside Proj) Series 2005B 5.60%, 1/01/30	500	521,910

Illinois – 3.0%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 – Deercrest) Series 03 6.625%, 3/01/33	916	757,193
Illinois Toll Highway Auth Series 2013A 5.00%, 1/01/32	2,250	2,421,405
Plano IL SSA #3 (Plano lL SSA #3 Lakewood Spr) Series 2005A 5.95%, 3/01/28	503	506,164

		3,684,762

New York – 3.5%
Metropolitan Trnsp Auth NY Series 2011D 5.00%, 11/15/29	3,365	3,650,588
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island) 5.00%, 7/01/28	745	768,691

		4,419,279

64	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 0.6%
Delaware Riv Port Auth PA & NJ 5.00%, 1/01/26	$745	$792,121

Puerto Rico – 4.3%
Puerto Rico Elec Pwr Auth Series 2007TT 5.00%, 7/01/20	2,530	1,787,698
Series 2008WW 5.375%, 7/01/24	1,030	712,327
Puerto Rico GO Series 2001A 5.50%, 7/01/19	500	430,650
Series 2006A 5.25%, 7/01/22	500	403,465
Puerto Rico Govt Dev Bank Series 2006B 5.00%, 12/01/15	500	477,705
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.125%, 12/01/27	375	376,748
Puerto Rico Mun Fin Agy Series 2005A 5.25%, 8/01/23	375	299,186
Univ of Puerto Rico Series 2006Q 5.00%, 6/01/22	1,350	852,053

		5,339,832

Tennessee – 0.5%
Met Govt Nashville-Dav TN Hlth Ed Fac Bd (Belmont Univ) 5.00%, 11/01/29	630	658,659

Texas – 5.5%
North Texas Tollway Auth TX (Texas St Hwy Fund Third Tier) Series 2011D 5.00%, 9/01/28	5,000	5,579,000
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project) 7.00%, 6/30/40	740	837,051
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project) 6.875%, 12/31/39	370	412,824

		6,828,875

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	65

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Virginia – 0.5%
Virginia Small Business Fin Auth (95 Express Lanes LLC Proj) 5.00%, 7/01/34	$665	$661,595

Total Municipal Obligations (cost $122,921,391)		122,940,945

	Shares
SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AllianceBernstein Fixed-Income Shares, Inc. –Government STIF Portfolio, 0.08%(d) (cost $401,000)	401,000	401,000

Total Investments – 98.5% (cost $123,322,391)		123,341,945
Other assets less liabilities – 1.5%		1,915,743

Net Assets – 100.0%		$125,257,688

INTEREST RATE SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,600	8/01/16	SIFMA	*	4.071%	$331,564

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Illiquid security.

(b)	Variable rate coupon, rate shown as of March 31, 2014.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the market value of this security amounted to $736,793 or 0.6% of net assets.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of March 31, 2014, the Fund held 26.5% of net assets in insured bonds (of this amount 38.2% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

66	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Ohio Portfolio—Portfolio of Investments

Glossary:

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CCD – Community College District

CDD – Community Development District

CFD – Community Facilities District

COP – Certificate of Participation

CSD – Central/Community School District

EDA – Economic Development Agency

ETM – Escrowed to Maturity

GO – General Obligation

HFA – Housing Finance Authority

MFHR – Multi-Family Housing Revenue

NATL – National Interstate Corporation

RADIAN – Radian Asset Assurance Inc.

RTA – Regional Transportation Authority

SD – School District

SSA – Special Services Area

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	67

Ohio Portfolio—Portfolio of Investments

PENNSYLVANIA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.5%
Long-Term Municipal Bonds – 98.5%
Pennsylvania – 76.3%
Adams Cnty PA IDA (Gettysburg College) 5.00%, 8/15/25	$1,090	$1,190,999
Allegheny Cnty PA Hgr Ed Auth (Carnegie Mellon University) 5.00%, 3/01/28	2,500	2,825,725
Allegheny Cnty PA IDA (Residential Resources, Inc.) 5.00%, 9/01/21	500	504,395
Allegheny Cnty PA Sani Auth (Allegheny Cnty PA Swr) NATL Series 2005A 5.00%, 12/01/24	3,490	3,626,913
Bensalem Twp PA SD GO 5.00%, 6/01/30	3,345	3,758,977
Bucks Cnty PA Wtr & Swr Auth AGM Series 2011A 5.00%, 12/01/29	1,255	1,381,379
Carlisle SD PA GO 5.00%, 9/01/25	4,000	4,514,520
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.) 6.125%, 1/01/45	300	314,055
Delaware Cnty Auth PA (Elwyn Proj) 5.00%, 6/01/25	1,645	1,684,957
Delaware Cnty PA Reg Wtr Auth 5.00%, 5/01/30	2,070	2,277,497
Delaware Riv Port Auth PA & NJ Series 2010D 5.00%, 1/01/29	4,470	4,837,702
Montgomery Cnty PA IDA (New Regional Medical Ctr) 5.25%, 8/01/33	740	808,073
New Wilmington PA Mun Auth (Westminster College) RADIAN 5.00%, 5/01/27	1,040	1,049,994
Norristown PA Area SD COP 5.00%, 4/01/32	1,000	1,011,160
Northampton Cnty PA Gen Purp Auth (Lafayette College) Series 2013A 5.00%, 11/01/32	2,000	2,199,540

68	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Pennsylvania Econ Dev Fin Auth (Amtrak) Series 2012A 5.00%, 11/01/32	$2,000	$2,106,820
Pennsylvania GO Series 2013 5.00%, 4/01/28	2,800	3,191,216
Pennsylvania Hgr Ed Fac Auth (Thomas Jefferson Univ) 5.00%, 3/01/27	1,460	1,584,918
Series 2010 5.00%, 3/01/28	1,390	1,504,272
Pennsylvania Hgr Ed Fac Auth (Univ of Pennsylvania Hlth Sys) AMBAC Series 2005A 5.00%, 8/15/20	2,000	2,088,460
Pennsylvania IDA 5.50%, 7/01/18 (Pre-refunded/ETM)	130	153,713
Pennsylvania IDA (Pennsylvania SRF) 5.50%, 7/01/23	930	1,030,180
Pennsylvania Intergov Coop Auth 5.00%, 6/15/23	4,000	4,451,600
Pennsylvania Turnpike Comm Series 2010B2 5.00%, 12/01/30(a)	2,185	2,171,628
Philadelphia PA Gasworks Series 20109 5.00%, 8/01/30	2,000	2,174,780
Philadelphia PA GO Series 2014A 5.25%, 7/15/31	2,500	2,742,300
Philadelphia PA IDA (Leadership Learning Partners) Series 2005A 5.25%, 7/01/24(b)	350	269,563
Philadelphia PA IDA (Univ of Pennsylvania) Series 2007 0.63%, 4/26/14(c)	2,000	1,999,480
Philadelphia PA Parking Auth (Philadelphia Airport Parking) Series 2009 5.00%, 9/01/26	2,725	2,879,235
Philadelphia PA SD GO Series 2011E 5.25%, 9/01/23	4,000	4,425,360

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	69

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Pittsburgh & Allegheny PA Sports & Exhibition Auth (Pittsburgh-Allegheny Cnty PA Sales Tax) AGM 5.00%, 2/01/31	$1,075	$1,126,557
Pittsburgh PA GO AGM Series 2006C 5.25%, 9/01/17	2,000	2,205,000
Pittsburgh PA Pub Pkg Auth NATL Series 2005A 5.00%, 12/01/19	2,435	2,498,894
Reading PA Area Wtr Auth 5.00%, 12/01/31	1,000	1,056,590
State Pub Sch Bldg Auth PA (Colonial Intermediate Unit No. 20) NATL Series 05 5.00%, 5/15/26	1,775	1,821,931
Wilkes-Barre PA Fin Auth (Univ of Scranton) 5.00%, 11/01/30	2,500	2,650,675
Wilkes-Barre PA Fin Auth (Wilkes Univ Proj)
5.00%, 3/01/22	510	530,267
York Cnty PA GO 5.00%, 6/01/37	3,500	3,766,070

		80,415,395

Arizona – 0.2%
Dove Mountain Resort CFD AZ 6.75%, 12/01/16	250	229,962

District of Columbia – 2.9%
District of Columbia Tax Incr Series 2009B 5.25%, 12/01/26	2,625	3,036,784

Florida – 1.7%
Crossings at Fleming Is CDD FL Series 2000C 7.10%, 5/01/30(b)	1,995	1,587,002
Hammock Bay CDD FL Series 2004A 6.15%, 5/01/24	205	205,898

		1,792,900

Guam – 0.5%
Guam Wtrworks Auth Series 05 6.00%, 7/01/25	500	518,785

70	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Illinois – 4.4%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 – Deercrest) Series 03 6.625%, 3/01/33	$949	$784,472
Chicago IL Wtr 5.00%, 11/01/29	3,235	3,407,781
Plano IL SSA #3 (Plano lL SSA #3 Lakewood Spr) Series 2005A 5.95%, 3/01/28	413	415,598

		4,607,851

Massachusetts – 1.6%
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax) Series 2013A 5.00%, 5/15/32	1,500	1,668,075

New York – 6.1%
New York NY Mun Wtr Fin Auth Series 2014D 5.00%, 6/15/39(d)	1,000	1,080,410
New York NY Trnsl Fin Auth Series 2012B 5.00%, 11/01/30	1,735	1,933,172
Triborough Brdg & Tunl Auth NY Series 2011A 5.00%, 1/01/28	3,000	3,361,110

		6,374,692

Puerto Rico – 3.9%
Puerto Rico Elec Pwr Auth Series 2007TT 5.00%, 7/01/22	800	563,856
Series 2008WW 5.375%, 7/01/24	1,530	1,058,118
Puerto Rico GO Series 2006A 5.25%, 7/01/23	500	399,510
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.125%, 12/01/27	1,180	1,185,499
Puerto Rico Mun Fin Agy Series 2005A 5.25%, 8/01/23	300	239,349
Puerto Rico Pub Bldgs Auth (Puerto Rico GO) Series 2007N 5.50%, 7/01/22	345	282,527

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	71

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Univ of Puerto Rico Series 2006Q 5.00%, 6/01/22	$655	$413,403

		4,142,262

Washington – 0.9%
Washington St GO AGM Series 2005B 5.00%, 7/01/15 (Pre-refunded/ETM)	920	974,860

Total Municipal Obligations (cost $102,668,174)		103,761,566

	Shares
SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.08%(e) (cost $413,505)	413,505	413,505

Total Investments – 98.9% (cost $103,081,679)		104,175,071
Other assets less liabilities – 1.1%		1,164,501

Net Assets – 100.0%		$105,339,572

(a)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(b)	Illiquid security.

(c)	Floating Rate Security. Stated interest rate was in effect at March 31, 2014.

(d)	When-Issued or delayed delivery security.

(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of March 31, 2014, the Fund held 15.9% of net assets in insured bonds (of this amount 5.8% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
CDD	– Community Development District
CFD	– Community Facilities District
COP	– Certificate of Participation
ETM	– Escrowed to Maturity
GO	– General Obligation
HFA	– Housing Finance Authority
IDA	– Industrial Development Authority/Agency
MFHR	– Multi-Family Housing Revenue
NATL	– National Interstate Corporation
RADIAN	– Radian Asset Assurance Inc.
SD	– School District
SRF	– State Revolving Fund
SSA	– Special Services Area

See notes to financial statements.

72	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Pennsylvania Portfolio—Portfolio of Investments

VIRGINIA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.7%
Long-Term Municipal Bonds – 96.7%
Virginia – 70.5%
Arlington Cnty VA IDA MFHR (Arlington View Terrace Apts) Series 01 5.15%, 11/01/31	$1,470	$1,470,470
Chesapeake VA GO Series 2010D 5.00%, 12/01/25	2,275	2,596,435
Chesterfield Cnty VA EDA (Brandermill Woods) 5.125%, 1/01/43	1,000	900,880
Dulles Town Ctr CDA VA 4.25%, 3/01/26	1,000	938,390
Fairfax Cnty VA Econ Dev Dist (Fairfax Cnty VA Trnsp Impt Dist) 5.00%, 4/01/28	8,635	9,456,966
Fairfax Cnty VA EDA (Goodwin House) 5.00%, 10/01/22	1,000	1,054,320
Fairfax Cnty VA IDA (Inova Health Sys) 5.00%, 5/15/25	1,000	1,106,680
Series 2012D 5.00%, 5/15/27	4,000	4,462,520
Fairfax VA GO Series 2010 5.00%, 7/15/25	480	547,262
Hampton VA GO Series 2010A 5.00%, 1/15/21	1,750	1,981,455
Hamptons Roads Santn Dist VA Wstwtr 5.00%, 4/01/25	6,650	7,326,172
Hanover Cnty VA EDA (Covenant Woods) Series 2012A 5.00%, 7/01/42	2,000	1,700,480
Harrisonburg VA IDA (Rockingham Mem Hosp) AMBAC 5.00%, 8/15/22-8/15/25	7,850	8,439,342
Henrico Cnty VA EDA (Bon Secours Health System, Inc.) 5.00%, 11/01/30	2,000	2,120,100
Henrico Cnty VA GO Series 2008A 5.00%, 12/01/26	1,000	1,103,290
Series 2010 5.00%, 7/15/24	6,600	7,524,858

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	73

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Henrico Cnty VA Wtr & Swr 5.00%, 5/01/25	$1,165	$1,322,694
Series 2009A 5.00%, 5/01/27	1,200	1,348,908
Isle Wight Cnty VA GO Series 2008B 6.00%, 7/01/27	3,500	4,071,935
James City Cnty VA EDA (James City Cnty VA Lease) AGM 5.00%, 6/15/22	4,385	4,748,078
Leesburg VA GO Series 2011A 5.00%, 1/15/24	2,040	2,360,443
Lexington VA IDA (Virginia Military Institute) Series 2006B 5.00%, 12/01/30	3,885	4,224,743
Loudoun Cnty VA Santn Auth 5.00%, 1/01/29	3,820	4,247,916
Montgomery Cnty VA IDA (Montgomery Cnty VA Lease) 5.00%, 2/01/24	2,000	2,195,180
Mosaic Dist VA CDA Series 2011A 6.875%, 3/01/36	250	277,093
New Port CDA VA 5.50%, 9/01/26(a)	919	586,947
Newport News VA IDA MFHR (Walker Village Apts) Series 2002A 5.55%, 9/20/34	1,880	1,881,128
5.65%, 3/20/44	1,660	1,661,046
Norfolk VA EDA (Bon Secours Health System, Inc.) 5.00%, 11/01/29	2,200	2,341,900
Northwestern Reg Jail Auth VA NATL 5.00%, 7/01/15 (Pre-refunded/ETM)	1,500	1,589,445
Prince William Cnty VA IDA (George Mason Univ) 5.50%, 9/01/31	3,750	4,120,162
Reynolds Crossing CDA VA 5.10%, 3/01/21	921	922,299
Richmond VA GO Series 2009A 5.00%, 7/15/27	1,400	1,582,532
AGM Series 2005A 5.00%, 7/15/15 (Pre-refunded/ETM)	2,500	2,653,725

74	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Richmond VA Pub Util 5.00%, 1/15/28	$1,000	$1,098,280
Roanoke VA IDA (Carilion Health Sys) AGM 5.00%, 7/01/27	3,000	3,203,430
Suffolk VA GO 5.00%, 2/01/26	5,060	5,703,683
Series 2010A 5.00%, 8/01/22	2,080	2,395,661
NATL 5.00%, 2/01/20	1,290	1,406,268
NATL Series 2007A 5.00%, 2/01/17 (Pre-refunded/ETM)	1,710	1,914,995
Tobacco Settlement Fin Corp. VA Series 2007B1
5.00%, 6/01/47	4,000	2,764,320
Virginia Beach VA Wtr & Swr 5.00%, 10/01/30	2,000	2,109,160
Virginia College Bldg Auth Series 2005A 5.00%, 9/01/15 (Pre-refunded/ETM)	5,890	6,288,164
Virginia College Bldg Auth (Liberty Univ) 5.25%, 3/01/29	5,000	5,513,950
Virginia College Bldg Auth (Roanoke College) 5.00%, 4/01/23	1,000	1,069,310
Virginia College Bldg Auth (Virginia Lease Pub Hgr Ed) 5.00%, 9/01/16	5,615	5,952,574
Virginia ComWlth Univ Hlth Sys Auth 5.00%, 7/01/27	1,000	1,099,230
Virginia Port Auth Series 2010 5.00%, 7/01/30	2,250	2,399,198
Virginia Resources Auth (Virginia Pooled Fing Prog Infrastructure) Series 2011B 5.00%, 11/01/26	5,000	5,753,650
Virginia Resources Auth (Virginia SRF) 5.00%, 10/01/25	4,000	4,740,200
Series 2009 5.00%, 10/01/25	3,345	3,851,533
Virginia Small Business Fin Auth (95 Express Lanes LLC Proj) 5.00%, 7/01/34	2,835	2,820,485

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	75

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Fin Auth (Elizabeth River Crossing LLC) 5.25%, 1/01/32	$2,500	$2,539,925
5.50%, 1/01/42	1,000	1,021,160
Virginia Small Business Fin Auth (Wellmont Hlth Sys Proj) Series 2007A 5.125%, 9/01/22	710	738,421

		159,249,391

Arizona – 2.3%
Arizona Sports & Tourism Auth Series 2012A 5.00%, 7/01/29	3,945	4,245,333
Dove Mountain Resort CFD AZ 6.75%, 12/01/16	335	308,150
Salt Verde Fin Corp. Gas (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	705	743,267

		5,296,750

California – 1.3%
California Statewide CDA (Enloe Med Ctr) 6.25%, 8/15/28	1,910	2,173,102
Series 2008A 5.50%, 8/15/23	660	735,042

		2,908,144

Colorado – 0.6%
Denver CO City & Cnty Arpt (Denver Intl Airport) Series 2012A 5.00%, 11/15/28	1,220	1,323,871

District of Columbia – 8.7%
District of Columbia (Howard Univ) Series 2011A 6.25%, 10/01/32	4,245	4,596,571
Metro Washington Arpt Auth VA Series 2009C 5.125%, 10/01/34	5,130	5,498,129
Series 2012A 5.00%, 10/01/30	2,480	2,657,121
Metro Washington Arpt Auth VA (Dulles Toll Road) Series 2010B 6.50%, 10/01/44(b)	4,300	3,479,904

76	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Washington DC Metro Area Trnst Auth Series 2009A 5.25%, 7/01/27	$3,000	$3,349,860

		19,581,585

Florida – 0.6%
Pinellas Cnty FL Ed Fac (Barry Univ) 5.00%, 10/01/27	400	406,920
5.25%, 10/01/30	1,000	1,026,880

		1,433,800

Georgia – 0.2%
Atlanta GA Tax Allocation (Eastside Proj) Series 2005B 5.60%, 1/01/30	500	521,910

Illinois – 0.2%
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 2005A 5.95%, 3/01/28	413	415,598

Michigan – 0.7%
Michigan Pub Pwr Agy Series 2012A 5.00%, 1/01/32	1,575	1,635,307

New York – 3.9%
Metropolitan Trnsp Auth NY Series 2011D 5.00%, 11/15/28-11/15/29	5,745	6,249,645
New York NY GO Series 2006J 5.00%, 6/01/16 (Pre-refunded/ETM)	1,120	1,230,488
New York NY GO (New York NY GO) Series 2006J 5.00%, 6/01/22	5	5,443
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island) 5.00%, 7/01/28	1,275	1,315,545

		8,801,121

Puerto Rico – 4.3%
Puerto Rico Elec Pwr Auth Series 2007TT 5.00%, 7/01/20	800	565,280

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	77

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

NATL Series 2003N 5.25%, 7/01/21	$2,000	$1,959,760
NATL Series 2007U 5.00%, 7/01/19	3,000	2,934,870
Puerto Rico GO Series 2001A 5.50%, 7/01/19	500	430,650
Puerto Rico Govt Dev Bank Series 2006B 5.00%, 12/01/15	500	477,705
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.00%, 12/01/20	1,580	1,581,944
5.125%, 12/01/27	290	291,351
Puerto Rico Mun Fin Agy Series 2005A 5.25%, 8/01/23	340	271,262
Puerto Rico Sales Tax Fin Corp. Series 2009A 5.50%, 8/01/19 (Pre-refunded/ETM)	25	30,201
Univ of Puerto Rico Series 2006Q 5.00%, 6/01/22	1,740	1,098,201

		9,641,224

Texas – 1.3%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project) 7.00%, 6/30/40	1,110	1,255,576
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Proj Segment#3) 6.75%, 6/30/43	1,000	1,107,860
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project) 6.875%, 12/31/39	555	619,236

		2,982,672

Washington – 0.8%
Washington St GO AGM Series 2005B 5.00%, 7/01/15 (Pre-refunded/ETM)	1,335	1,414,606
Washington St Hgr Ed Fac Auth (Whitworth Univ)
5.00%, 10/01/32	400	415,208

		1,829,814

78	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Wisconsin – 1.3%
Wisconsin Hlth & Ed Fac Auth (Ministry Health Care, Inc.) Series 2012C 5.00%, 8/15/32	$2,700	$2,841,183

Total Municipal Obligations (cost $211,738,043)		218,462,370

	Shares
SHORT-TERM INVESTMENTS – 1.9%
Investment Companies – 1.9%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.08%(c) (cost $4,308,670)	4,308,670	4,308,670

Total Investments – 98.6% (cost $216,046,713)		222,771,040
Other assets less liabilities – 1.4%		3,244,239

Net Assets – 100.0%		$226,015,279

INTEREST RATE SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$7,000	12/01/17	SIFMA*	3.792%	$768,132

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Illiquid security.

(b)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of March 31, 2014, the Fund held 13.4% of net assets in insured bonds (of this amount 25.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	79

Virginia Portfolio—Portfolio of Investments

Glossary:

AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
CDA	– Community Development Authority
CFD	– Community Facilities District
EDA	– Economic Development Agency
ETM	– Escrowed to Maturity
GO	– General Obligation
HFA	– Housing Finance Authority
IDA	– Industrial Development Authority/Agency
MFHR	– Multi-Family Housing Revenue
NATL	– National Interstate Corporation
SRF	– State Revolving Fund
SSA	– Special Services Area

See notes to financial statements.

80	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio—Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

March 31, 2014 (unaudited)

	Arizona		Massachusetts
Assets
Investments in securities, at value
Unaffiliated issuers (cost $136,021,718 and $238,968,665, respectively)	$136,187,377		$248,621,632
Affiliated issuers (cost $4,239,830 and $1,156,874, respectively)	4,239,830		1,156,874
Interest and dividends receivable	1,804,085		3,663,807
Receivable for shares of beneficial interest sold	152,345		169,518
Unrealized appreciation on interest rate swaps	– 0	–	877,865

Total assets	142,383,637		254,489,696

Liabilities
Payable for floating rate notes issued(a)	3,465,000		– 0	–
Payable for investment securities purchased	2,020,200		– 0	–
Dividends payable	178,460		290,058
Payable for shares of beneficial interest redeemed	49,688		197,607
Distribution fee payable	48,087		92,654
Advisory fee payable	24,210		71,916
Administrative fee payable	11,207		9,347
Transfer Agent fee payable	685		1,874
Accrued expenses	52,550		66,612

Total liabilities	5,850,087		730,068

Net Assets	$136,533,550		$253,759,628

Composition of Net Assets
Shares of beneficial interest, at par	$126,384		$226,968
Additional paid-in capital	136,283,849		243,198,081
Distributions in excess of net investment income	(74,074)		(311,290)
Accumulated net realized gain on investment transactions	31,732		115,037
Net unrealized appreciation on investments	165,659		10,530,832

	$136,533,550		$253,759,628

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

Arizona Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$108,832,213	10,071,097	$10.81	*

Class B	$623,989	57,831	$10.79

Class C	$27,077,348	2,509,490	$10.79

Massachusetts Portfolio

Class A	$196,537,971	17,571,821	$11.18	*

Class B	$1,077,139	96,478	$11.16

Class C	$56,144,518	5,028,473	$11.17

(a)	Represents short-term floating rate certificates issued by tender option bond trusts (see Note I).

*	The maximum offering price per share for Class A of Arizona Portfolio and Massachusetts Portfolio were $11.14 and $11.53, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	81

Statement of Assets & Liabilities

	Michigan		Minnesota
Assets
Investments in securities, at value
Unaffiliated issuers (cost $62,447,426 and $82,572,773, respectively)	$61,682,086		$85,506,639
Affiliated issuers (cost $1,264,794 and $195,388, respectively)	1,264,794		195,388
Receivable for investment securities sold	2,458,479		– 0	–
Interest and dividends receivable	991,653		1,232,269
Receivable for shares of beneficial interest sold	927		55,312
Unrealized appreciation on interest rate swaps	– 0	–	322,354

Total assets	66,397,939		87,311,962

Liabilities
Payable for investment securities purchased	3,784,463		1,845,414
Payable for shares of beneficial interest redeemed	356,543		8,610
Dividends payable	54,026		70,105
Distribution fee payable	26,055		29,808
Administrative fee payable	11,207		9,347
Advisory fee payable	5,655		17,626
Transfer Agent fee payable	2,547		2,107
Accrued expenses	48,597		46,042

Total liabilities	4,289,093		2,029,059

Net Assets	$62,108,846		$85,282,903

Composition of Net Assets
Shares of beneficial interest, at par	$61,500		$83,265
Additional paid-in capital	64,232,560		81,708,309
Distributions in excess of net investment income	(29,379)		(117,427)
Accumulated net realized gain (loss) on investment transactions	(1,390,495)		352,536
Net unrealized appreciation / (depreciation) on investments	(765,340)		3,256,220

	$62,108,846		$85,282,903

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

Michigan Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$42,320,566	4,188,547	$10.10	*

Class B	$394,180	39,092	$10.08

Class C	$19,394,100	1,922,373	$10.09

Minnesota Portfolio

Class A	$68,137,645	6,653,875	$10.24	*

Class B	$91,467	8,936	$10.24

Class C	$17,053,791	1,663,698	$10.25

*	The maximum offering price per share for Class A of Michigan Portfolio and Minnesota Portfolio were $10.41 and $10.56, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

82	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Assets & Liabilities

	New Jersey	Ohio
Assets
Investments in securities, at value
Unaffiliated issuers (cost $127,174,956 and $122,921,391, respectively)	$131,606,056	$122,940,945
Affiliated issuers (cost $78,470 and $401,000, respectively)	78,470	401,000
Interest and dividends receivable	1,601,499	1,885,217
Unrealized appreciation on interest rate swaps	305,355	331,564
Receivable for investment securities sold	10,000	15,000
Receivable for shares of beneficial interest sold	5,572	34,437

Total assets	133,606,952	125,608,163

Liabilities
Dividends payable	188,662	129,677
Payable for shares of beneficial interest redeemed	157,411	75,577
Distribution fee payable	49,066	48,633
Advisory fee payable	33,768	28,838
Administrative fee payable	9,347	9,347
Transfer Agent fee payable	1,102	1,945
Audit fee payable	19,348	18,305
Accrued expenses	32,056	38,153

Total liabilities	490,760	350,475

Net Assets	$133,116,192	$125,257,688

Composition of Net Assets
Shares of beneficial interest, at par	$138,139	$128,722
Additional paid-in capital	130,565,822	128,099,625
Distributions in excess of net investment income	(162,183)	(162,729)
Accumulated net realized loss on investment transactions	(2,162,041)	(3,159,048)
Net unrealized appreciation on investments	4,736,455	351,118

	$133,116,192	$125,257,688

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

New Jersey Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$102,678,617	10,656,749	$9.64	*

Class B	$758,747	78,738	$9.64

Class C	$29,678,828	3,078,422	$9.64

Ohio Portfolio

Class A	$92,482,962	9,502,832	$9.73	*

Class B	$457,087	47,017	$9.72

Class C	$32,317,639	3,322,347	$9.73

*	The maximum offering price per share for Class A of New Jersey Portfolio and Ohio Portfolio were $9.94 and $10.03, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	83

Statement of Assets & Liabilities

	Pennsylvania		Virginia
Assets
Investments in securities, at value
Unaffiliated issuers (cost $102,668,174 and $211,738,043, respectively)	$103,761,566		$218,462,370
Affiliated issuers (cost $413,505 and $4,308,670, respectively)	413,505		4,308,670
Interest and dividends receivable	1,279,289		2,947,894
Receivable for investment securities sold	1,151,590		– 0	–
Receivable for shares of beneficial interest sold	63,484		64,192
Unrealized appreciation on interest rate swaps	– 0	–	768,132

Total assets	106,669,434		226,551,258

Liabilities
Payable for investment securities purchased	1,070,900		– 0	–
Dividends payable	101,543		228,565
Payable for shares of beneficial interest redeemed	39,230		86,103
Distribution fee payable	37,680		85,075
Advisory fee payable	20,249		59,458
Administrative fee payable	12,820		11,207
Transfer Agent fee payable	2,253		3,236
Accrued expenses	45,187		62,335

Total liabilities	1,329,862		535,979

Net Assets	$105,339,572		$226,015,279

Composition of Net Assets
Shares of beneficial interest, at par	$102,946		$208,485
Additional paid-in capital	104,386,571		222,787,003
Distributions in excess of net investment income	(50,558)		(330,952)
Accumulated net realized loss on investment transactions	(192,779)		(4,141,716)
Net unrealized appreciation on investments	1,093,392		7,492,459

	$105,339,572		$226,015,279

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

Pennsylvania Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$82,764,307	8,088,524	$10.23	*

Class B	$650,220	63,542	$10.23

Class C	$21,925,045	2,142,553	$10.23

Virginia Portfolio

Class A	$170,938,388	15,758,172	$10.85	*

Class B	$1,048,697	96,841	$10.83

Class C	$54,028,194	4,993,468	$10.82

*	The maximum offering price per share for Class A of Pennsylvania Portfolio and Virginia Portfolio were $10.55 and $11.19, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

84	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2014 (unaudited)

	Arizona		Massachusetts
Investment Income
Interest	$3,168,479		$5,504,626
Dividends – Affiliated issuers	376		940

Total income	3,168,855		5,505,566

Expenses
Advisory fee (see Note B)	315,963		579,460
Distribution fee – Class A	167,919		295,439
Distribution fee – Class B	3,331		6,197
Distribution fee – Class C	139,081		296,692
Transfer agency – Class A	22,572		46,531
Transfer agency – Class B	151		308
Transfer agency – Class C	5,769		14,514
Custodian	44,582		53,749
Administrative	30,244		26,278
Audit	19,348		19,348
Legal	15,968		15,968
Registration fees	8,748		3,219
Printing	6,570		11,178
Trustees’ fees	3,882		3,872
Miscellaneous	4,280		9,995

Total expenses before interest expense	788,408		1,382,748
Interest expense	2,728		– 0	–

Total expenses	791,136		1,382,748
Less: expenses waived and reimbursed by the Adviser (see Note B)	(141,050)		(110,828)

Net expenses	650,086		1,271,920

Net investment income	2,518,769		4,233,646

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Investment transactions	395,436		113,181
Swaps	– 0	–	149,478
Net change in unrealized appreciation/depreciation of:
Investments	704,998		3,084,023
Swaps	– 0	–	(111,390)

Net gain on investment transactions	1,100,434		3,235,292

Net Increase in Net Assets from Operations	$3,619,203		$7,468,938

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	85

Statement of Operations

	Michigan		Minnesota
Investment Income
Interest	$1,466,430		$1,734,458
Dividends – Affiliated issuers	262		174

Total income	1,466,692		1,734,632

Expenses
Advisory fee (see Note B)	146,596		194,556
Distribution fee – Class A	66,441		102,890
Distribution fee – Class B	2,165		527
Distribution fee – Class C	102,133		88,854
Transfer agency – Class A	16,781		19,096
Transfer agency – Class B	204		45
Transfer agency – Class C	8,282		5,138
Custodian	39,497		40,403
Administrative	30,244		26,278
Audit	19,348		19,348
Legal	15,968		15,968
Printing	5,675		5,535
Registration fees	5,260		2,345
Trustees’ fees	3,882		3,882
Miscellaneous	3,154		3,328

Total expenses before interest expense	465,630		528,193
Interest expense	1,689		2,257

Total expenses	467,319		530,450
Less: expenses waived and reimbursed by the Adviser (see Note B)	(99,430)		(76,514)

Net expenses	367,889		453,936

Net investment income	1,098,803		1,280,696

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(927,291)		572,477
Swaps	– 0	–	70,192
Net change in unrealized appreciation/ depreciation of:
Investments	1,747,581		421,237
Swaps	– 0	–	(59,527)

Net gain on investment transactions	820,290		1,004,379

Net Increase in Net Assets from Operations	$1,919,093		$2,285,075

See notes to financial statements.

86	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Operations

	New Jersey	Ohio
Investment Income
Interest	$3,149,032	$2,934,661
Dividends – Affiliated issuers	238	133

Total income	3,149,270	2,934,794

Expenses
Advisory fee (see Note B)	310,238	294,355
Distribution fee – Class A	158,834	143,305
Distribution fee – Class B	4,349	3,011
Distribution fee – Class C	155,621	173,430
Transfer agency – Class A	29,647	27,551
Transfer agency – Class B	284	196
Transfer agency – Class C	8,879	10,235
Custodian	44,454	45,683
Administrative	26,278	26,278
Audit	19,348	19,348
Legal	15,968	15,968
Printing	7,364	9,765
Trustees’ fees	3,882	3,882
Registration fees	1,486	1,284
Miscellaneous	6,481	6,268

Total expenses	793,113	780,559
Less: expenses waived and reimbursed by the Adviser (see Note B)	(78,896)	(98,846)

Net expenses	714,217	681,713

Net investment income	2,435,053	2,253,081

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	49,409	(1,746,799)
Swaps	61,010	72,196
Net change in unrealized appreciation/depreciation of:
Investments	1,207,727	742,612
Swaps	(49,383)	(61,228)

Net gain (loss) on investment transactions	1,268,763	(993,219)

Net Increase in Net Assets from Operations	$3,703,816	$1,259,862

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	87

Statement of Operations

	Pennsylvania		Virginia
Investment Income
Interest	$2,312,326		$4,897,181
Dividends – Affiliated issuers	185		624

Total income	2,312,511		4,897,805

Expenses
Advisory fee (see Note B)	241,602		519,750
Distribution fee – Class A	126,282		261,244
Distribution fee – Class B	3,837		5,723
Distribution fee – Class C	112,117		278,463
Transfer agency – Class A	25,547		36,547
Transfer agency – Class B	331		271
Transfer agency – Class C	6,969		11,947
Administrative	45,467		30,244
Custodian	41,442		53,113
Legal	20,186		15,968
Audit	19,348		19,348
Printing	7,218		11,752
Trustees’ fees	3,882		3,882
Registration fees	1,301		2,392
Miscellaneous	5,560		9,903

Total expenses	661,089		1,260,547
Less: expenses waived and reimbursed by the Adviser (see Note B)	(94,771)		(133,561)

Net expenses	566,318		1,126,986

Net investment income	1,746,193		3,770,819

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(191,180)		(1,057,698)
Swaps	– 0	–	130,794
Net change in unrealized appreciation/depreciation of:
Investments	1,757,303		4,220,476
Swaps	– 0	–	(97,466)

Net gain on investment transactions	1,566,123		3,196,106

Net Increase in Net Assets from Operations	$3,312,316		$6,966,925

See notes to financial statements.

88	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Arizona
	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,518,769	$5,815,685
Net realized gain (loss) on investment transactions	395,436	(40,093)
Net change in unrealized appreciation/depreciation of investments	704,998	(10,659,743)

Net increase (decrease) in net assets from operations	3,619,203	(4,884,151)
Dividends to Shareholders from
Net investment income
Class A	(2,086,274)	(4,789,192)
Class B	(10,091)	(43,569)
Class C	(422,404)	(982,924)
Transactions in Shares of Beneficial Interest
Net decrease	(12,738,372)	(19,293,603)

Total decrease	(11,637,938)	(29,993,439)
Net Assets
Beginning of period	148,171,488	178,164,927

End of period (including distributions in excess of net investment income of ($74,074) and ($74,074), respectively)	$136,533,550	$148,171,488

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	89

Statement of Changes in Net Assets

	Massachusetts
	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30, 2013
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,233,646		$9,220,566
Net realized gain on investment transactions	262,659		392,189
Net change in unrealized appreciation/depreciation of investments	2,972,633		(21,166,320)

Net increase (decrease) in net assets from operations	7,468,938		(11,553,565)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(3,512,272)		(7,732,378)
Class B	(17,842)		(47,653)
Class C	(854,212)		(1,916,098)
Net realized gain on investment transactions
Class A	– 0	–	(897,251)
Class B	– 0	–	(7,389)
Class C	– 0	–	(276,177)
Transactions in Shares of Beneficial Interest
Net decrease	(17,278,816)		(15,998,480)

Total decrease	(14,194,204)		(38,428,991)
Net Assets
Beginning of period	267,953,832		306,382,823

End of period (including distributions in excess of net investment income of ($311,290) and ($160,610), respectively)	$253,759,628		$267,953,832

See notes to financial statements.

90	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	Michigan
	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30, 2013
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,098,803		$2,858,738
Net realized loss on investment transactions	(927,291)		(106,504)
Net change in unrealized appreciation/depreciation of investments	1,747,581		(8,015,874)

Net increase (decrease) in net assets from operations	1,919,093		(5,263,640)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(796,270)		(2,313,309)
Class B	(6,288)		(20,237)
Class C	(296,245)		(746,096)
Net realized gain on investment transactions
Class A	– 0	–	(586,507)
Class B	– 0	–	(7,572)
Class C	– 0	–	(229,724)
Transactions in Shares of Beneficial Interest
Net decrease	(10,063,488)		(20,575,883)

Total decrease	(9,243,198)		(29,742,968)
Net Assets
Beginning of period	71,352,044		101,095,012

End of period (including distributions in excess of net investment income of ($29,379) and ($29,379), respectively)	$62,108,846		$71,352,044

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	91

Statement of Changes in Net Assets

	Minnesota
	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30, 2013
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,280,696		$2,951,065
Net realized gain (loss) on investment transactions	642,669		(63,333)
Net change in unrealized appreciation/depreciation of investments	361,710		(5,518,724)

Net increase (decrease) in net assets from operations	2,285,075		(2,630,992)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(1,120,495)		(2,566,960)
Class B	(1,355)		(4,246)
Class C	(227,843)		(518,183)
Net realized gain on investment transactions
Class A	– 0	–	(285,535)
Class B	– 0	–	(646)
Class C	– 0	–	(74,685)
Transactions in Shares of Beneficial Interest
Net decrease	(7,065,752)		(10,181,532)

Total decrease	(6,130,370)		(16,262,779)
Net Assets
Beginning of period	91,413,273		107,676,052

End of period (including distributions in excess of net investment income of ($117,427) and ($48,430), respectively)	$85,282,903		$91,413,273

See notes to financial statements.

92	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	New Jersey
	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,435,053	$5,110,630
Net realized gain (loss) on investment transactions	110,419	(1,584,884)
Net change in unrealized appreciation/depreciation of investments	1,158,344	(9,298,832)

Net increase (decrease) in net assets from operations	3,703,816	(5,773,086)
Dividends to Shareholders from
Net investment income
Class A	(2,002,695)	(4,195,798)
Class B	(13,454)	(40,926)
Class C	(479,945)	(994,496)
Transactions in Shares of Beneficial Interest
Net decrease	(14,963,878)	(4,394,903)

Total decrease	(13,756,156)	(15,399,209)
Net Assets
Beginning of period	146,872,348	162,271,557

End of period (including distributions in excess of net investment income of ($162,183) and ($101,142), respectively)	$133,116,192	$146,872,348

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	93

Statement of Changes in Net Assets

	Ohio
	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30, 2013
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,253,081		$5,064,978
Net realized loss on investment transactions	(1,674,603)		(1,261,143)
Net change in unrealized appreciation/depreciation of investments	681,384		(10,534,910)

Net increase (decrease) in net assets from operations	1,259,862		(6,731,075)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(1,786,703)		(4,016,063)
Class B	(9,174)		(35,315)
Class C	(528,171)		(1,155,877)
Net realized gain on investment transactions
Class A	– 0	–	(550,225)
Class B	– 0	–	(7,570)
Class C	– 0	–	(203,179)
Transactions in Shares of Beneficial Interest
Net decrease	(15,900,837)		(11,427,265)

Total decrease	(16,965,023)		(24,126,569)
Net Assets
Beginning of period	142,222,711		166,349,280

End of period (including distributions in excess of net investment income of ($162,729) and ($91,762), respectively)	$125,257,688		$142,222,711

See notes to financial statements.

94	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	Pennsylvania
	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,746,193	$3,966,909
Net realized gain (loss) on investment transactions	(191,180)	412,915
Net change in unrealized appreciation/depreciation of investments	1,757,303	(9,587,520)

Net increase (decrease) in net assets from operations	3,312,316	(5,207,696)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(1,432,385)	(3,239,716)
Class B	(10,370)	(34,350)
Class C	(303,438)	(692,843)
Net realized gain on investment transactions
Class A	(264,229)	(885,298)
Class B	(2,443)	(13,485)
Class C	(70,468)	(244,972)
Transactions in Shares of Beneficial Interest
Net decrease	(8,778,458)	(12,091,272)

Total decrease	(7,549,475)	(22,409,632)
Net Assets
Beginning of period	112,889,047	135,298,679

End of period (including distributions in excess of net investment income of ($50,558) and ($50,558), respectively)	$105,339,572	$112,889,047

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	95

Statement of Changes in Net Assets

	Virginia
	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30, 2013
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,770,819		$8,303,071
Net realized loss on investment transactions	(926,904)		(2,958,276)
Net change in unrealized appreciation/depreciation of investments	4,123,010		(19,024,813)

Net increase (decrease) in net assets from operations	6,966,925		(13,680,018)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(3,089,747)		(6,835,735)
Class B	(16,352)		(42,342)
Class C	(796,566)		(1,682,113)
Net realized gain on investment transactions
Class A	– 0	–	(1,835,070)
Class B	– 0	–	(16,131)
Class C	– 0	–	(583,634)
Transactions in Shares of Beneficial Interest
Net decrease	(23,939,079)		(31,936,931)

Total decrease	(20,874,819)		(56,611,974)
Net Assets
Beginning of period	246,890,098		303,502,072

End of period (including distributions in excess of net investment income of ($330,952) and ($199,106), respectively)	$226,015,279		$246,890,098

See notes to financial statements.

96	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

March 31, 2014 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Municipal Income Fund II (the “Fund”) which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund operates as a series company currently comprised of eight portfolios: Arizona Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Portfolios to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AllianceBernstein Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Portfolios’ Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Board”).

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	97

Notes to Financial Statements

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less. If the original term to maturity exceeded 60 days, the securities are valued by a pricing service, if a market price is available. If a market price is not available, the securities are valued by using amortized cost as of the 61st day prior to maturity. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Investment companies are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to

98	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	99

Notes to Financial Statements

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of March 31, 2014:

Arizona Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$125,095,673		$11,091,704		$136,187,377
Short-Term Investments		4,239,830		– 0	–	– 0	–	4,239,830

Total Investments in Securities		4,239,830		125,095,673		11,091,704		140,427,207
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+		$4,239,830		$125,095,673		$11,091,704		$140,427,207

Massachusetts Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$239,831,982		$8,789,650		$248,621,632
Short-Term Investments		1,156,874		– 0	–	– 0	–	1,156,874

Total Investments in Securities		1,156,874		239,831,982		8,789,650		249,778,506
Other Financial Instruments*:
Assets:
Interest Rate Swaps		– 0	–	877,865		– 0	–	877,865
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total+		$1,156,874		$240,709,847		$8,789,650		$250,656,371

Michigan Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$56,227,865		$5,454,221		$61,682,086
Short-Term Investments		1,264,794		– 0	–	– 0	–	1,264,794

Total Investments in Securities		1,264,794		56,227,865		5,454,221		62,946,880
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+		$1,264,794		$56,227,865		$5,454,221		$62,946,880

100	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

Minnesota Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$85,506,639		$ – 0	–	$85,506,639
Short-Term Investments		195,388		– 0	–	– 0	–	195,388

Total Investments in Securities		195,388		85,506,639		– 0	–	85,702,027
Other Financial Instruments*:
Assets:
Interest Rate Swaps		– 0	–	322,354		– 0	–	322,354
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total+		$195,388		$85,828,993		$ – 0	–	$86,024,381

New Jersey Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$125,845,744		$5,760,312		$131,606,056
Short-Term Investments		78,470		– 0	–	– 0	–	78,470

Total Investments in Securities		78,470		125,845,744		5,760,312		131,684,526
Other Financial Instruments*:
Assets:
Interest Rate Swaps		– 0	–	305,355		– 0	–	305,355
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total+		$78,470		$126,151,099		$5,760,312		$131,989,881

Ohio Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$113,932,596		$9,008,349		$122,940,945
Short-Term Investments		401,000		– 0	–	– 0	–	401,000

Total Investments in Securities		401,000		113,932,596		9,008,349		123,341,945
Other Financial Instruments*:
Assets:
Interest Rate Swaps		– 0	–	331,564		– 0	–	331,564
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total+		$401,000		$114,264,160		$9,008,349		$123,673,509

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	101

Notes to Financial Statements

Pennsylvania Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$98,751,309		$5,010,257		$103,761,566
Short-Term Investments		413,505		– 0	–	– 0	–	413,505

Total Investments in Securities		413,505		98,751,309		5,010,257		104,175,071
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+		$413,505		$98,751,309		$5,010,257		$104,175,071

Virginia Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$212,412,533		$6,049,837		$218,462,370
Short-Term Investments		4,308,670		– 0	–	– 0	–	4,308,670

Total Investments in Securities		4,308,670		212,412,533		6,049,837		222,771,040
Other Financial Instruments*:
Assets:
Interest Rate Swaps		– 0	–	768,132		– 0	–	768,132
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total+		$4,308,670		$213,180,665		$6,049,837		$223,539,172

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolios recognize all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

102	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Arizona Portfolio	Long-Term Municipal Bonds		Total
Balance as of 9/30/13	$12,894,560		$12,894,560
Accrued discounts/(premiums)	3,749		3,749
Realized gain (loss)	21,115		21,115
Change in unrealized appreciation/depreciation	77,472		77,472
Purchases	– 0	–	– 0	–
Sales	(2,666,022)		(2,666,022)
Transfers in to Level 3	760,830		760,830
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 3/31/14	$11,091,704		$11,091,704	+

Net change in unrealized appreciation/ depreciation from Investments held as of 3/31/14*	$86,911		$86,911

Massachusetts Portfolio	Long-Term Municipal Bonds		Total
Balance as of 9/30/13	$8,916,723		$8,916,723
Accrued discounts/(premiums)	(13,931)		(13,931)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(103,142)		(103,142)
Purchases	– 0	–	– 0	–
Sales	(10,000)		(10,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 3/31/14	$8,789,650		$8,789,650

Net change in unrealized appreciation/ depreciation from Investments held as of 3/31/14*	$(103,142)		$(103,142)

Michigan Portfolio	Long-Term Municipal Bonds		Total
Balance as of 9/30/13	$5,565,705		$5,565,705
Accrued discounts/(premiums)	4,359		4,359
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(74,843)		(74,843)
Purchases	– 0	–	– 0	–
Sales	(41,000)		(41,000)
Settlements	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 3/31/14	$5,454,221		$5,454,221

Net change in unrealized appreciation/ depreciation from Investments held as of 3/31/14*	$(74,843)		$(74,843)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	103

Notes to Financial Statements

New Jersey Portfolio	Long-Term Municipal Bonds		Total
Balance as of 9/30/13	$5,891,416		$5,891,416
Accrued discounts/(premiums)	(3,582)		(3,582)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(97,522)		(97,522)
Purchases	– 0	–	– 0	–
Sales	(30,000)		(30,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 3/31/14	$5,760,312		$5,760,312

Net change in unrealized appreciation/ depreciation from Investments held as of 3/31/14*	$(97,522)		$(97,522)

Ohio Portfolio	Long-Term Municipal Bonds		Total
Balance as of 9/30/13	$11,276,765		$11,276,765
Accrued discounts/(premiums)	(1,284)		(1,284)
Realized gain (loss)	(1,700,000)		(1,700,000)
Change in unrealized appreciation/depreciation	(74,132)		(74,132)
Purchases	– 0	–	– 0	–
Sales	(493,000)		(493,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 3/31/14	$9,008,349		$9,008,349

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/14*	$(73,992)		$(73,992)

Pennsylvania Portfolio	Long-Term Municipal Bonds		Total
Balance as of 9/30/13	$7,567,046		$7,567,046
Accrued discounts/(premiums)	4,776		4,776
Realized gain (loss)	18,743		18,743
Change in unrealized appreciation/depreciation	(40,308)		(40,308)
Purchases	– 0	–	– 0	–
Sales	(2,540,000)		(2,540,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 3/31/14	$5,010,257		$5,010,257

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/14*	$(60,641)		$(60,641)

104	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

Virginia Portfolio	Long-Term Municipal Bonds		Total
Balance as of 9/30/13	$6,582,073		$6,582,073
Accrued discounts/(premiums)	4,308		4,308
Realized gain (loss)	6,087		6,087
Change in unrealized appreciation/depreciation	163,989		163,989
Purchases	– 0	–	– 0	–
Sales	(706,620)		(706,620)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 3/31/14	$6,049,837		$6,049,837

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/14*	$143,673		$143,673

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at March 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

Arizona Portfolio
	Fair Value at 3/31/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$11,091,704	Third Party Vendor	Evaluated Quotes	$91.99-$100.14/ $99.07

Massachusetts Portfolio
	Fair Value at 3/31/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$8,789,650	Third Party Vendor	Evaluated Quotes	$79.55-$110.05/ $101.84

Michigan Portfolio
	Fair Value at 3/31/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$5,454,221	Third Party Vendor	Evaluated Quotes	79.55-$101.70/ $93.56

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	105

Notes to Financial Statements

New Jersey Portfolio
	Fair Value at 3/31/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$5,760,312	Third Party Vendor	Evaluated Quotes	$ $	74.84-$119.92/ 99.67

Ohio Portfolio
	Fair Value at 3/31/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$9,008,349	Third Party Vendor	Evaluated Quotes	$ $	74.84-$120.48/ 94.34

Pennsylvania Portfolio
	Fair Value at 3/31/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$5,010,257	Third Party Vendor	Evaluated Quotes	$ $	77.02-$118.24/ 90.33

Virginia Portfolio
	Fair Value at 3/31/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$6,049,837	Third Party Vendor	Evaluated Quotes	63.87-$ $	110.84/ 90.01

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolios. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies.

106	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Each Portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. Investment gains and losses are determined on the identified cost basis. The Portfolios amortize premiums and accrete original issue discount and market discount as adjustments to interest income.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	107

Notes to Financial Statements

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, ..40% of the next $2.5 billion and .35% in excess of $5 billion, of each Portfolio’s average daily net assets. Such fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

	Prior to February 1, 2013
Portfolio	Class A	Class B	Class C
Arizona	.78%	1.48%	1.48%
Massachusetts	.82%	1.52%	1.52%
Michigan	1.01%	1.71%	1.71%
Minnesota	.90%	1.60%	1.60%
New Jersey	.87%	1.57%	1.57%
Ohio	.85%	1.55%	1.55%
Pennsylvania	.95%	1.65%	1.65%
Virginia	.72%	1.42%	1.42%

	Effective February 1, 2013
Portfolio	Class A	Class B	Class C
Arizona	.78%	1.48%	1.48%
Massachusetts	.82%	1.52%	1.52%
Michigan	.90%	1.60%	1.60%
Minnesota	.90%	1.60%	1.60%
New Jersey	.87%	1.57%	1.57%
Ohio	.85%	1.55%	1.55%
Pennsylvania	.90%	1.60%	1.60%
Virginia	.80%	1.50%	1.50%

The Expense Caps will extend through January 31, 2015 and then may be extended by the Adviser for additional one year terms. For the six months ended March 31, 2014, such waiver/reimbursement amounted to $141,050, $110,828, $99,430, $76,514, $78,896, $98,846, $94,771 and $133,561 for Arizona, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania and Virginia Portfolios, respectively.

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Notes to Financial Statements

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the six months ended March 31, 2014, the reimbursement for such services amounted to $30,244, $26,278, $30,244, $26,278, $26,278, $26,278, $45,467 and $30,244 for Arizona, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania and Virginia Portfolios, respectively.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended March 31, 2014, such compensation retained by ABIS amounted to: $8,971, $18,578, $10,291, $9,166, $12,919 $11,517, $12,041 and $15,843 for Arizona, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania and Virginia Portfolios, respectively.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Portfolio for the six months ended March 31, 2014 as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A		Class B			Class C
Arizona	$55		$600		$	– 0	–	$702
Massachusetts	– 0	–	448			– 0	–	7,426
Michigan	– 0	–	– 0	–		– 0	–	2,297
Minnesota	61		11,980			– 0	–	2,403
New Jersey	82		– 0	–		1,014		3,419
Ohio	8		– 0	–		120		1,286
Pennsylvania	71		– 0	–		67		412
Virginia	81		– 0	–		– 0	–	1,055

The Portfolios may invest in the AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio (“Government STIF Portfolio”), an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the

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Notes to Financial Statements

Portfolios’ transactions in shares of the Government STIF Portfolio for the six months ended March 31, 2014 is as follows:

Portfolio	Market Value September 30, 2013 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value March 31, 2014 (000)	Dividend Income (000)
Arizona	$	– 0	–	$16,575	$12,335	$4,240	$	– 0	–*
Massachusetts		7,753		20,057	26,653	1,157		1
Michigan		202		5,544	4,481	1,265		– 0	–*
Minnesota		149		4,268	4,222	195		– 0	–*
New Jersey		– 0	–	10,139	10,061	78		– 0	–*
Ohio		77		9,418	9,094	401		– 0	–*
Pennsylvania		583		12,956	13,125	414		– 0	–*
Virginia		3,389		15,059	14,139	4,309		1

*	Amount is less than $500.

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class B	Class C
Arizona	$3,385,000	$2,104,005
Massachusetts	3,335,176	3,787,365
Michigan	3,155,951	4,482,060
Minnesota	2,639,744	2,782,794
New Jersey	5,243,175	3,667,212
Ohio	4,273,155	3,930,395
Pennsylvania	3,522,323	3,484,781
Virginia	3,540,691	3,153,830

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

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Notes to Financial Statements

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the six months ended March 31, 2014, were as follows:

Portfolio	Purchases	Sales
Arizona	$8,845,230	$20,342,828
Massachusetts	10,851,355	20,022,769
Michigan	3,784,463	12,947,279
Minnesota	6,438,223	11,587,469
New Jersey	8,349,203	22,610,746
Ohio	1,500,000	17,246,777
Pennsylvania	14,878,790	23,700,879
Virginia	6,578,562	30,798,174

There were no purchases or sales of U.S. government and government agency obligations for the six months ended March 31, 2014.

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding swap transactions) are as follows:

	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
Portfolio	Appreciation	(Depreciation)
Arizona	$4,091,620	$(3,925,961)	$165,659
Massachusetts	13,326,364	(3,673,397)	9,652,967
Michigan	1,209,239	(1,974,579)	(765,340)
Minnesota	3,572,810	(638,944)	2,933,866
New Jersey	7,174,058	(2,742,958)	4,431,100
Ohio	3,817,220	(3,797,666)	19,554
Pennsylvania	3,633,034	(2,539,642)	1,093,392
Virginia	9,648,977	(2,924,650)	6,724,327

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps to hedge their exposure to interest rates, credit risk, or currencies and for other purposes discussed below. A swap is an agreement that obligates two parties to exchange a series of cash

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	111

Notes to Financial Statements

flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swaps to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized at cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in the net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, each Portfolio may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of

112	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended March 31, 2014, the Massachusetts, Minnesota, New Jersey, Ohio and Virginia Portfolios held interest rate swaps for hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as exchange-traded derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Portfolio’ net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. As of March 31, 2014, none of the Portfolios had OTC derivatives with contingent features in net liability positions.

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Notes to Financial Statements

At March 31, 2014, the Portfolios had entered into the following derivatives:

Massachusetts Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swaps	$877,865

Total		$877,865

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2014:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$149,478	$(111,390)

Total		$149,478	$(111,390)

Minnesota Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swaps	$322,354

Total		$322,354

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2014:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$70,192	$(59,527)

Total		$70,192	$(59,527)

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Notes to Financial Statements

New Jersey Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swaps	$305,355

Total		$305,355

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2014:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$61,010	$(49,383)

Total		$61,010	$(49,383)

Ohio Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swaps	$331,564

Total		$331,564

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2014:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$72,196	$(61,228)

Total		$72,196	$(61,228)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	115

Notes to Financial Statements

Virginia Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swaps	$768,132

Total		$768,132

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2014:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$130,794	$(97,466)

Total		$130,794	$(97,466)

The following tables represent the volume of the Portfolios’ derivative transactions during the year ended March 31, 2014:

Massachusetts Portfolio
Interest Rate Swaps:
Average notional amount	$8,000,000

Minnesota Portfolio
Interest Rate Swaps:
Average notional amount	$3,500,000

New Jersey Portfolio
Interest Rate Swaps:
Average notional amount	$3,000,000

Ohio Portfolio
Interest Rate Swaps:
Average notional amount	$3,600,000

Virginia Portfolio
Interest Rate Swaps:
Average notional amount	$7,000,000

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Notes to Financial Statements

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held during the reporting period were subject to netting arrangements. The following table presents the Portfolios’ derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/ pledged by the Portfolio as of March 31, 2014:

Massachusetts Portfolio

Counterparty	Derivative Assets Subject to MA	Derivative Available for Offset			Collateral Received		Net Amount of Derivatives Assets
Citibank, NA	$877,865	$	– 0	–	$(877,865	)*	$	– 0	–

Minnesota Portfolio

Counterparty	Derivative Assets Subject to MA	Derivative Available for Offset			Collateral Received			Net Amount of Derivatives Assets
Merrill Lynch Capital Services, Inc.	$322,354	$	– 0	–	$	– 0	–	$322,354

New Jersey Portfolio

Counterparty	Derivative Assets Subject to MA	Derivative Available for Offset			Collateral Received			Net Amount of Derivatives Assets
Merrill Lynch Capital Services, Inc.	$305,355	$	– 0	–	$	– 0	–	$305,355

Ohio Portfolio

Counterparty	Derivative Assets Subject to MA	Derivative Available for Offset			Collateral Received			Net Amount of Derivatives Assets
Merrill Lynch Capital Services, Inc.	$331,564	$	– 0	–	$	– 0	–	$331,564

Virginia Portfolio

Counterparty	Derivative Assets Subject to MA	Derivative Available for Offset			Collateral Received		Net Amount of Derivatives Assets
Citibank, NA	$768,132	$	– 0	–	$(768,132	)*	$	– 0	–

*	The actual collateral received is more than the amount reported due to overcollateralization.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	117

Notes to Financial Statements

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each Portfolio were as follows:

	Arizona Portfolio
	Shares		Amount
	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013

Class A
Shares sold	268,484	1,188,942	$2,881,131	$13,490,387

Shares issued in reinvestment of dividends	103,329	233,895	1,108,709	2,615,961

Shares converted from Class B	7,036	74,761	75,412	823,197

Shares redeemed	(1,258,689)	(2,885,294)	(13,450,534)	(31,889,902)

Net decrease	(879,840)	(1,387,696)	$(9,385,282)	$(14,960,357)

Class B
Shares sold	28	265	$300	$2,967

Shares issued in reinvestment of dividends	281	1,593	3,005	17,870

Shares converted to Class A	(7,043)	(74,879)	(75,412)	(823,197)

Shares redeemed	(7,272)	(24,830)	(77,715)	(272,310)

Net decrease	(14,006)	(97,851)	$(149,822)	$(1,074,670)

Class C
Shares sold	70,973	365,747	$759,329	$4,117,392

Shares issued in reinvestment of dividends	23,393	55,193	250,535	615,886

Shares redeemed	(394,426)	(724,508)	(4,213,132)	(7,991,854)

Net decrease	(300,060)	(303,568)	$(3,203,268)	$(3,258,576)

118	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

	Massachusetts Portfolio
	Shares		Amount
	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013

Class A
Shares sold	1,617,432	3,914,666	$17,891,611	$45,828,980

Shares issued in reinvestment of dividends and distributions	163,860	387,628	1,817,439	4,496,991

Shares converted from Class B	26,542	40,222	293,920	466,860

Shares redeemed	(2,541,998)	(5,685,750)	(28,078,479)	(64,855,798)

Net decrease	(734,164)	(1,343,234)	$(8,075,509)	$(14,062,967)

Class B
Shares sold	3,049	2,370	$33,500	$28,336

Shares issued in reinvestment of dividends and distributions	1,042	2,632	11,529	30,540

Shares converted to Class A	(26,590)	(40,294)	(293,920)	(466,860)

Shares redeemed	(10,363)	(23,008)	(114,321)	(268,361)

Net decrease	(32,862)	(58,300)	$(363,212)	$(676,345)

Class C
Shares sold	126,413	1,149,243	$1,394,868	$13,494,846

Shares issued in reinvestment of dividends and distributions	58,970	147,143	652,851	1,705,626

Shares redeemed	(987,366)	(1,447,850)	(10,887,814)	(16,459,640)

Net decrease	(801,983)	(151,464)	$(8,840,095)	$(1,259,168)

	Michigan Portfolio
	Shares		Amount
	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013

Class A
Shares sold	55,027	978,540	$549,553	$10,600,549

Shares issued in reinvestment of dividends and distributions	51,320	181,599	512,344	1,946,328

Shares converted from Class B	4,690	39,457	47,216	423,211

Shares redeemed	(814,902)	(2,796,780)	(8,088,125)	(29,188,908)

Net decrease	(703,865)	(1,597,184)	$(6,979,012)	$(16,218,820)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	119

Notes to Financial Statements

	Michigan Portfolio
	Shares		Amount
	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013

Class B
Shares sold	655	1,293	$6,516	$13,718

Shares issued in reinvestment of dividends and distributions	606	2,462	6,040	26,440

Shares converted to Class A	(4,700)	(39,531)	(47,216)	(423,211)

Shares redeemed	(2,521)	(10,528)	(25,143)	(107,843)

Net decrease	(5,960)	(46,304)	$(59,803)	$(490,896)

Class C
Shares sold	51,745	267,702	$515,034	$2,888,217

Shares issued in reinvestment of dividends and distributions	21,319	67,307	212,464	719,815

Shares redeemed	(378,365)	(715,855)	(3,752,171)	(7,474,199)

Net decrease	(305,301)	(380,846)	$(3,024,673)	$(3,866,167)

	Minnesota Portfolio
	Shares		Amount
	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013

Class A
Shares sold	444,121	1,223,236	$4,498,801	$13,002,342

Shares issued in reinvestment of dividends and distributions	70,396	183,756	715,658	1,933,168

Shares converted from Class B	3,107	5,508	31,581	56,149

Shares redeemed	(995,523)	(2,215,497)	(10,076,579)	(22,991,123)

Net decrease	(477,899)	(802,997)	$(4,830,539)	$(7,999,464)

Class B
Shares sold	16	31	$153	$330

Shares issued in reinvestment of dividends and distributions	131	369	1,329	3,882

Shares converted to Class A	(3,107)	(5,508)	(31,581)	(56,149)

Shares redeemed	(800)	(501)	(8,075)	(5,359)

Net decrease	(3,760)	(5,609)	$(38,174)	$(57,296)

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Notes to Financial Statements

	Minnesota Portfolio
	Shares		Amount
	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013

Class C
Shares sold	58,897	333,610	$597,787	$3,534,159

Shares issued in reinvestment of dividends and distributions	15,715	40,859	159,914	430,478

Shares redeemed	(291,614)	(586,237)	(2,954,740)	(6,089,409)

Net decrease	(217,002)	(211,768)	$(2,197,039)	$(2,124,772)

	New Jersey Portfolio
	Shares		Amount
	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013

Class A
Shares sold	504,370	2,126,030	$4,808,292	$21,339,762

Shares issued in reinvestment of dividends	98,578	204,166	942,846	2,034,453

Shares converted from Class B	20,532	78,288	196,116	786,292

Shares redeemed	(1,810,147)	(2,567,219)	(17,245,384)	(25,351,737)

Net decrease	(1,186,667)	(158,735)	$(11,298,130)	$(1,191,230)

Class B
Shares sold	15,261	1,567	$145,156	$15,741

Shares issued in reinvestment of dividends	1,013	2,790	9,683	27,948

Shares converted to Class A	(20,532)	(78,281)	(196,116)	(786,292)

Shares redeemed	(19,462)	(18,947)	(185,578)	(189,401)

Net decrease	(23,720)	(92,871)	$(226,855)	$(932,004)

Class C
Shares sold	70,469	467,610	$672,673	$4,738,099

Shares issued in reinvestment of dividends	33,283	69,028	318,394	688,190

Shares redeemed	(464,346)	(774,695)	(4,429,960)	(7,697,958)

Net decrease	(360,594)	(238,057)	$(3,438,893)	$(2,271,669)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	121

Notes to Financial Statements

	Ohio Portfolio
	Shares		Amount
	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013

Class A
Shares sold	578,802	1,883,637	$5,621,815	$19,679,304

Shares issued in reinvestment of dividends and distributions	111,153	273,349	1,079,836	2,824,080

Shares converted from Class B	33,581	60,864	327,884	631,943

Shares redeemed	(1,776,722)	(3,054,091)	(17,230,891)	(30,953,383)

Net decrease	(1,053,186)	(836,241)	$(10,201,356)	$(7,818,056)

Class B
Shares sold	216	2,382	$2,100	$25,172

Shares issued in reinvestment of dividends and distributions	837	3,439	8,119	35,673

Shares converted to Class A	(33,621)	(60,930)	(327,884)	(631,943)

Shares redeemed	(3,106)	(35,573)	(30,183)	(365,061)

Net decrease	(35,674)	(90,682)	$(347,848)	$(936,159)

Class C
Shares sold	44,362	383,989	$429,533	$4,033,049

Shares issued in reinvestment of dividends and distributions	37,403	92,735	363,192	958,252

Shares redeemed	(632,885)	(757,205)	(6,144,358)	(7,664,351)

Net decrease	(551,120)	(280,481)	$(5,351,633)	$(2,673,050)

	Pennsylvania Portfolio
	Shares		Amount
	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013

Class A
Shares sold	231,025	1,561,453	$2,329,348	$16,232,417

Shares issued in reinvestment of dividends and distributions	98,967	236,067	999,798	2,518,277

Shares converted from Class B	16,248	57,519	164,783	608,258

Shares redeemed	(980,895)	(2,725,618)	(9,899,250)	(28,187,212)

Net decrease	(634,655)	(870,579)	$(6,405,321)	$(8,828,260)

122	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

	Pennsylvania Portfolio
	Shares		Amount
	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013

Class B
Shares sold	600	1,427	$6,050	$15,142

Shares issued in reinvestment of dividends and distributions	941	3,182	9,504	34,072

Shares converted to Class A	(16,248)	(57,519)	(164,783)	(608,258)

Shares redeemed	(10,913)	(13,116)	(110,682)	(131,699)

Net decrease	(25,620)	(66,026)	$(259,911)	$(690,743)

Class C
Shares sold	36,168	291,849	$364,545	$3,129,810

Shares issued in reinvestment of dividends and distributions	27,824	66,935	280,981	714,550

Shares redeemed	(274,005)	(613,962)	(2,758,752)	(6,416,629)

Net decrease	(210,013)	(255,178)	$(2,113,226)	$(2,572,269)

	Virginia Portfolio
	Shares		Amount
	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013

Class A
Shares sold	672,021	3,128,386	$7,197,935	$35,524,772

Shares issued in reinvestment of dividends and distributions	161,774	464,665	1,738,345	5,274,230

Shares converted from Class B	20,312	44,519	217,277	494,223

Shares redeemed	(2,520,462)	(5,870,650)	(26,952,340)	(64,514,873)

Net decrease	(1,666,355)	(2,233,080)	$(17,798,783)	$(23,221,648)

Class B
Shares sold	486	3,500	$5,200	$39,038

Shares issued in reinvestment of dividends and distributions	928	3,352	9,954	38,167

Shares converted to Class A	(20,350)	(44,599)	(217,277)	(494,223)

Shares redeemed	(2,810)	(23,333)	(30,226)	(264,799)

Net decrease	(21,746)	(61,080)	$(232,349)	$(681,817)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	123

Notes to Financial Statements

	Virginia Portfolio
	Shares		Amount
	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013

Class C
Shares sold	126,874	725,190	$1,354,031	$8,247,021

Shares issued in reinvestment of dividends and distributions	54,499	152,900	584,097	1,732,536

Shares redeemed	(734,816)	(1,641,201)	(7,846,075)	(18,013,023)

Net decrease	(553,443)	(763,111)	$(5,907,947)	$(8,033,466)

NOTE F

Risks Involved in Investing in the Portfolios

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend tohave a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk and Concentration of Credit Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolios of the AllianceBernstein Municipal Income Fund II are State Portfolios that may invest a large portion of their assets in a particular state’s municipal securities and their various political subdivisions. To the extent that these Portfolios invest more of their assets in a particular state’s municipal securities, these Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. These Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

124	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Duration Risk—Duration is the measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the real value of the Portfolio’s assets can decline as can the real value of the Portfolio’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Liquidity Risk—Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

Financing and Related Transactions; Leverage and Other Risks—The Portfolios may utilize financial leverage, including tender option bond transactions, to seek to enhance the yield and net asset value. These objectives may not be achieved in all interest rate environments. Leverage creates certain risks for shareholders, including the likelihood of greater volatility of the net asset value. If income from the securities purchased from the funds made available by leverage is not sufficient to cover the cost of leverage, the Portfolio’s return will be less than if leverage had not been used. As a result, the amounts available for distribution as dividends and other distributions will be reduced. During periods of rising short-term interest rates, the interest paid on the floaters in tender option bond transactions would increase, which may adversely affect the Portfolios’ income and distribution to shareholders. A decline in distributions would adversely affect the Portfolios’ yield and possibly the market value of its shares. If rising short-term rates coincide with a period of rising long-term rates, the value of the long-term municipal bonds purchased with the proceeds of leverage would decline, adversely affecting the net asset value and possibly the market value of the shares.

In a tender option bond transaction, the Portfolios may transfer a highly rated fixed-rate municipal security to a broker, which, in turn, deposits the bond into a special purpose vehicle (typically, a trust) usually sponsored by the broker. The

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	125

Notes to Financial Statements

Portfolios receive cash and a residual interest security (sometimes referred to as an “inverse floater”) issued by the trust in return. The trust simultaneously issues securities, which pay an interest rate that is reset each week based on an index of high-grade short-term seven-day demand notes. These securities, sometimes referred to as “floaters”, are bought by third parties, including tax-exempt money market funds, and can be tendered by these holders to a liquidity provider at par, unless certain events occur. The Portfolios continue to earn all the interest from the transferred bond less the amount of interest paid on the floaters and the expenses of the trust, which include payments to the trustee and the liquidity provider and organizational costs. The Portfolios also use the cash received from the transaction for investment purposes or to retire other forms of leverage. Under certain circumstances, the trust may be terminated and collapsed, either by the Portfolios or upon the occurrence of certain events, such as a downgrade in the credit quality of the underlying bond, or in the event holders of the floaters tender their securities to the liquidity provider. See Note I to the financial statements for more information about tender option bond transactions.

The Portfolios may also purchase inverse floaters from a tender option bond trust in a secondary market transaction without first owning the underlying bond. The income received from an inverse floater varies inversely with the short-term interest rate paid on the floaters issued by the trust. The prices of inverse floaters are subject to greater volatility than the prices of fixed-income securities that are not inverse floaters. Investments in inverse floaters may amplify the risks of leverage. If short-term interest rates rise, the interest payable on the floaters would increase and income from the inverse floaters decrease.

Derivatives Risk—The Portfolios may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

Tax Risk—There is no guarantee that all of the Portfolios’ income will remain exempt from federal or state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolio by increasing taxes on that income. In such event, the Portfolios’ NAV could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolio or seek higher yields to offset the potential loss of the tax deduction.

126	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

As a result, the Portfolio would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $140 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the six months ended March 31, 2014.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2014 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2013 and September 30, 2012 were as follows:

Arizona Portfolio	2013	2012
Distributions paid from:
Ordinary income	$23,246	$61,230
Long-term capital gains	84,324	– 0	–

Total taxable distributions	107,570	61,230
Tax exempt distributions	5,708,115	6,319,074

Total distributions paid	$5,815,685	$6,380,304

Massachusetts Portfolio	2013	2012
Distributions paid from:
Ordinary income	$398,461	$413,455
Long-term capital gains	1,178,169	– 0	–

Total taxable distributions	1,576,630	413,455
Tax exempt distributions	9,300,316	9,281,715

Total distributions paid	$10,876,946	$9,695,170

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	127

Notes to Financial Statements

Michigan Portfolio	2013	2012
Distributions paid from:
Ordinary income	$177,114	$197,348
Long-term capital gains	884,582	53,823

Total taxable distributions	1,061,696	251,171
Tax exempt distributions	2,841,749	3,363,602

Total distributions paid	$3,903,445	$3,614,773

Minnesota Portfolio	2013	2012
Distributions paid from:
Ordinary income	$113,212	$113,862
Long-term capital gains	413,065	19,038

Total taxable distributions	526,277	132,900
Tax exempt distributions	2,923,978	3,495,682

Total distributions paid	$3,450,255	$3,628,582

New Jersey Portfolio	2013	2012
Distributions paid from:
Ordinary income	$114,455	$138,936

Total taxable distributions	114,455	138,936
Tax exempt distributions	5,116,765	5,493,516

Total distributions paid	$5,231,220	$5,632,452

Ohio Portfolio	2013	2012
Distributions paid from:
Ordinary income	$129,053	$128,003
Long-term capital gains	826,450	1,640

Total taxable distributions	955,503	129,643
Tax exempt distributions	5,012,726	5,323,420

Total distributions paid	$5,968,229	$5,453,063

Pennsylvania Portfolio	2013	2012
Distributions paid from:
Ordinary income	$132,142	$87,812
Long-term capital gains	1,205,033	107,918

Total taxable distributions	1,337,175	195,730
Tax exempt distributions	3,773,489	4,258,437

Total distributions paid	$5,110,664	$4,454,167

Virginia Portfolio	2013	2012
Distributions paid from:
Ordinary income	$263,447	$222,980
Long-term capital gains	2,215,169	1,343,415

Total taxable distributions	2,478,616	1,566,395
Tax exempt distributions	8,516,409	8,679,957

Total distributions paid	$10,995,025	$10,246,352

128	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

As of September 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Ordinary Income(a)	Long-Term Capital Gains	Accumulated Capital and Other Losses(b)	Unrealized Appreciation/ (Depreciation)(c)	Total Accumulated Earnings/ (Deficit)(d)
Arizona	$	– 0	–	$	– 0	–	$(363,702)	$(539,339)	$(903,041)
Massachusetts	12,040	– 0	–	(147,622)	7,534,988	7,399,406
Michigan	– 0	–	– 0	–	(463,204)	(2,512,921)	(2,976,125)
Minnesota	– 0	–	– 0	–	(263,655)	2,844,753	2,581,098
New Jersey	– 0	–	– 0	–	(2,266,376)	3,548,209	1,281,833
Ohio	– 0	–	– 0	–	(1,484,445)	(354,210)	(1,838,655)
Pennsylvania	– 0	–	335,541	– 0	–	(663,911)	(328,370)
Virginia	– 0	–	– 0	–	(3,214,812)	3,349,139	134,327

(a)	Includes tax exempt income as shown below:

Massachusetts $12,040

(b)

During the fiscal year ended September 30, 2013, Arizona Portfolio and New Jersey Portfolio utilized capital loss carryforwards of $239,285 and $229,975 respectively, to offset current year net realized gains. During the fiscal year ended September 30, 2013, Arizona Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, and Virginia Portfolio, elected to defer $363,702, $147,622, $463,204, $263,655, $1,934,583, $1,484,445, and $1,344,863, respectively of post-October short-term capital losses that are deemed to arise on October 1, 2013. As of September 30, 2013, Virginia Portfolio elected to defer $1,869,949 of post October long-term capital losses that are deemed to arise on October 1, 2013. Additionally, as of September 30, 2013 New Jersey Portfolio had capital loss carryforwards for federal income tax purposes.

(c)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the tax treatment of swaps.

(d)	The difference between book-basis and tax-basis components of accumulated earnings/ (deficit) is attributable primarily to dividends payable to shareholders.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-enactment capital losses must be utilized prior to the pre-enactment capital losses, which are subject to expiration. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	129

Notes to Financial Statements

As of September 30, 2013, New Jersey Portfolio had net capital loss carryforwards which will expire as follows:

Portfolio	Short-Term Amount	Long-Term Amount	Expiration
New Jersey	$236,173	n/a	2018
New Jersey	95,620	n/a	2019

NOTE I

Floating Rate Notes Issued in Connection with Securities Held

Each Portfolio may engage in tender option bond transactions in which the Portfolio may transfer a fixed rate bond (“Fixed Rate Bond”) to a broker for cash. The broker deposits the “Fixed Rate Bond” into a Special Purpose Vehicle (the “SPV”, which is generally organized as a trust), organized by the broker. The Portfolio buys a residual interest in the assets and cash flows of the SPV, often referred to as an inverse floating rate obligation (“Inverse Floater”). The SPV also issues floating rate notes (“Floating Rate Notes”) which are sold to third parties. The Floating Rate Notes pay interest at rates that generally reset weekly and their holders have the option to tender their notes to a liquidity provider for redemption at par. The Inverse Floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the trustee transfer the Fixed Rate Bond held by the SPV to the Portfolio, thereby collapsing the SPV. The SPV may also be collapsed in certain other circumstances. In accordance with U.S. GAAP requirements regarding accounting for transfers and servicing of financial assets and extinguishments of liabilities, the Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its portfolio of investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its statement of assets and liabilities. Interest expense related to the Portfolios’ liability with respect to Floating Rate Notes is recorded as incurred. The interest expense is also included in the Portfolios’ expense ratio. At March 31, 2014, the amount of Floating Rate Notes outstanding was $3,465,000 and the related interest rate was 0.11% for the Arizona Portfolio.

Each Portfolio may also purchase Inverse Floaters in the secondary market without first owning the underlying bond. Such an Inverse Floater is included in the portfolio of investments but is not required to be treated as a secured borrowing and reflected in the Portfolio’s financial statements as a secured borrowing. For the six months ended March 31, 2014, the Portfolios did not engage in such transactions.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

130	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Arizona Portfolio
Class A
Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.72	$ 11.41	$ 10.95	$ 11.17	$ 11.02	$ 10.28

Income From Investment Operations
Net investment income(a)(b)	.20	.40	.43	.45	.44	.45
Net realized and unrealized gain (loss) on investment transactions	.09	(.69)	.46	(.13)	.15	.74

Net increase (decrease) in net asset value from operations	.29	(.29)	.89	.32	.59	1.19

Less: Dividends and Distributions
Dividends from net investment income	(.20)	(.40)	(.43)	(.46)	(.44)	(.45)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.08)	– 0	–	– 0	–

Total dividends and distributions	(.20)	(.40)	(.43)	(.54)	(.44)	(.45)

Net asset value, end of period	$ 10.81	$ 10.72	$ 11.41	$ 10.95	$ 11.17	$ 11.02

Total Return
Total investment return based on net asset value(c)	2.73%	(2.65)%	8.27%	3.07%	5.55%	11.97%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$108,832	$117,342	$140,768	$134,466	$159,374	$172,697
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.78	%^	.79%	.79%	.78%	.78	%+	.78%
Expenses, before waivers/reimbursements(d)	.98	%^	.93%	.95%	.95%	.94	%+	.93%
Net investment income(a)	3.73	%^	3.54%	3.85%	4.22%	4.06	%+	4.38%
Portfolio turnover rate	6%	24%	17%	2%	10%	7%

See footnote summary on pages 155-156.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	131

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Arizona Portfolio
Class B
Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.70	$ 11.39	$ 10.93	$ 11.15	$ 11.01	$ 10.26

Income From Investment Operations
Net investment income(a)(b)	.16	.32	.35	.38	.37	.38
Net realized and unrealized gain (loss) on investment transactions	.09	(.69)	.46	(.14)	.14	.75

Net increase (decrease) in net asset value from operations	.25	(.37)	.81	.24	.51	1.13

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.32)	(.35)	(.38)	(.37)	(.38)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.08)	– 0	–	– 0	–

Total dividends and distributions	(.16)	(.32)	(.35)	(.46)	(.37)	(.38)

Net asset value, end of period	$ 10.79	$ 10.70	$ 11.39	$ 10.93	$ 11.15	$ 11.01

Total Return
Total investment return based on net asset value(c)	2.37%	(3.34)%	7.54%	2.36%	4.74%	11.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$624	$769	$1,933	$2,330	$4,535	$7,409
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.48	%^	1.49%	1.49%	1.48%	1.48	%+	1.48%
Expenses, before waivers/reimbursements(d)	1.69	%^	1.63%	1.67%	1.67%	1.65	%+	1.65%
Net investment income(a)	3.03	%^	2.83%	3.17%	3.53%	3.37	%+	3.70%
Portfolio turnover rate	6%	24%	17%	2%	10%	7%

See footnote summary on pages 155-156.

132	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Arizona Portfolio
Class C
Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.70	$ 11.39	$ 10.93	$ 11.15	$ 11.01	$ 10.26

Income From Investment Operations
Net investment income(a)(b)	.16	.32	.35	.38	.37	.38
Net realized and unrealized gain (loss) on investment transactions	.09	(.69)	.46	(.14)	.14	.75

Net increase (decrease) in net asset value from operations	.25	(.37)	.81	.24	.51	1.13

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.32)	(.35)	(.38)	(.37)	(.38)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.08)	– 0	–	– 0	–

Total dividends and distributions	(.16)	(.32)	(.35)	(.46)	(.37)	(.38)

Net asset value, end of period	$ 10.79	$ 10.70	$ 11.39	$ 10.93	$ 11.15	$ 11.01

Total Return
Total investment return based on net asset value(c)	2.37%	(3.34)%	7.54%	2.35%	4.74%	11.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,078	$30,060	$35,464	$32,103	$37,623	$34,975
Ratio to average net assets of:
Expenses, net of fee waivers/reimbursements(d)	1.48	%^	1.49%	1.49%	1.48%	1.48	%+	1.48%
Expenses, before waivers/reimbursements(d)	1.69	%^	1.63%	1.65%	1.66%	1.64	%+	1.64%
Net investment income(a)	3.04	%^	2.84%	3.16%	3.53%	3.37	%+	3.68%
Portfolio turnover rate	6%	24%	17%	2%	10%	7%

See footnote summary on pages 155-156.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	133

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Massachusetts Portfolio
Class A
Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.05	$11.87	$ 11.28	$ 11.32	$ 11.08	$ 10.36

Income From Investment Operations
Net investment income(a)(b)	.19	.37	.39	.38	.39	.42
Net realized and unrealized gain (loss) on investment transactions	.14	(.76)	.61	(.02	)†	.26	.74

Net increase (decrease) in net asset value from operations	.33	(.39)	1.00	.36	.65	1.16

Less: Dividends and Distributions
Dividends from net investment income	(.20)	(.39)	(.41)	(.40)	(.41)	(.44)
Distributions from net realized gain on investment transactions	– 0	–	(.04)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.20)	(.43)	(.41)	(.40)	(.41)	(.44)

Net asset value, end of period	$ 11.18	$ 11.05	$ 11.87	$ 11.28	$ 11.32	$ 11.08

Total Return
Total investment return based on net asset value(c)	2.99%	(3.38)%	8.98%	3.38%	6.02%	11.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$196,538	$202,230	$233,271	$215,025	$192,427	$158,368
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.82	%^	.82%	.82%	.82%	.82	%+	.82%
Expenses, before waivers/reimbursements	.91	%^	.88%	.88%	.89%	.93	%+	.95%
Net investment income(a)	3.45	%^	3.18%	3.33%	3.51%	3.50	%+	3.96%
Portfolio turnover rate	4%	19%	6%	15%	14%	7%

See footnote summary on pages 155-156.

134	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Massachusetts Portfolio
Class B
Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.03	$ 11.85	$ 11.25	$ 11.29	$ 11.06	$ 10.34

Income From Investment Operations
Net investment income(a)(b)	.15	.29	.31	.30	.31	.34
Net realized and unrealized gain (loss) on investment transactions	.14	(.76)	.62	(.01	)†	.25	.75

Net increase (decrease) in net asset value from operations	.29	(.47)	.93	.29	.56	1.09

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.31)	(.33)	(.33)	(.33)	(.37)
Distributions from net realized gain on investment transactions	– 0	–	(.04)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.16)	(.35)	(.33)	(.33)	(.33)	(.37)

Net asset value, end of period	$ 11.16	$ 11.03	$ 11.85	$ 11.25	$ 11.29	$ 11.06

Total Return
Total investment return based on net asset value(c)	2.64%	(4.05)%	8.34%	2.68%	5.21%	10.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,077	$1,426	$2,223	$3,086	$4,725	$7,600
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.52	%^	1.52%	1.52%	1.52%	1.52	%+	1.52%
Expenses, before waivers/reimbursements	1.61	%^	1.58%	1.60%	1.61%	1.64	%+	1.67%
Net investment income(a)	2.76	%^	2.49%	2.66%	2.81%	2.82	%+	3.29%
Portfolio turnover rate	4%	19%	6%	15%	14%	7%
See footnote summary on pages 155-156.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	135

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Massachusetts Portfolio
Class C
Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.03	$ 11.85	$ 11.26	$ 11.30	$ 11.06	$ 10.34

Income From Investment Operations
Net investment income(a)(b)	.15	.29	.31	.31	.31	.34
Net realized and unrealized gain (loss) on investment transactions	.15	(.76)	.61	(.02	)†	.26	.75

Net increase (decrease) in net asset value from operations	.30	(.47)	.92	.29	.57	1.09

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.31)	(.33)	(.33)	(.33)	(.37)
Distributions from net realized gain on investment transactions	– 0	–	(.04)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.16)	(.35)	(.33)	(.33)	(.33)	(.37)

Net asset value, end of period	$ 11.17	$ 11.03	$ 11.85	$ 11.26	$ 11.30	$ 11.06

Total Return
Total investment return based on net asset value(c)	2.73%	(4.06)%	8.24%	2.67%	5.29%	10.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$56,145	$64,298	$70,889	$58,968	$65,011	$45,510
Ratio to average net assets of:
Expenses, net of fee waivers/reimbursements	1.52	%^	1.52%	1.52%	1.52%	1.52	%+	1.52%
Expenses, before waivers/reimbursements	1.61	%^	1.59%	1.59%	1.60%	1.63	%+	1.66%
Net investment income(a)	2.76	%^	2.49%	2.64%	2.81%	2.80	%+	3.27%
Portfolio turnover rate	4%	19%	6%	15%	14%	7%

See footnote summary on pages 155-156.

136	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Michigan Portfolio
Class A
Six Months Ended March 31, 2014	Year Ended September 30,
(unaudited)	2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 9.96	$ 11.01	$ 10.76	$ 10.89	$ 10.79	$ 10.11

Income From Investment Operations
Net investment income(a)(b)	.18	.35	.39	.41	.39	.40
Net realized and unrealized gain (loss) on investment transactions	.14	(.94)	.28	(.11)	.13	.70
Contributions from Adviser	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)	– 0	–

Net increase (decrease) in net asset value from operations	.32	(.59)	.67	.30	.52	1.10

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.37)	(.41)	(.43)	(.42)	(.42)
Distributions from net realized gain on investment transactions	– 0	–	(.09)	(.01)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.18)	(.46)	(.42)	(.43)	(.42)	(.42)

Net asset value, end of period	$ 10.10	$ 9.96	$ 11.01	$ 10.76	$ 10.89	$ 10.79

Total Return
Total investment return based on net asset value(c)	3.23%	(5.57)%	6.33%	2.92%	4.92%	11.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42,321	$48,743	$71,424	$66,033	$73,445	$73,799
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.91	%^	.95%	1.01%	1.01%	1.01	%+	1.01%
Expenses, before waivers/reimbursements(d)	1.21	%^	1.06%	1.05%	1.09%	1.06	%+	1.07%
Net investment income(a)	3.60	%^	3.23%	3.55%	3.84%	3.67	%+	3.93%
Portfolio turnover rate	6%	28%	28%	3%	5%	11%

See footnote summary on pages 155-156.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	137

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Michigan Portfolio
Class B
Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 9.94	$ 10.98	$ 10.74	$ 10.87	$ 10.77	$ 10.09

Income From Investment Operations
Net investment income(a)(b)	.14	.27	.31	.34	.32	.33
Net realized and unrealized gain (loss) on investment transactions	.14	(.92)	.27	(.10)	.12	.70
Contributions from Adviser	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)	– 0	–

Net increase (decrease) in net asset value from operations	.28	(.65)	.58	.24	.44	1.03

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.30)	(.33)	(.37)	(.34)	(.35)
Distributions from net realized gain on investment transactions	– 0	–	(.09)	(.01)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.14)	(.39)	(.34)	(.37)	(.34)	(.35)

Net asset value, end of period	$ 10.08	$ 9.94	$ 10.98	$ 10.74	$ 10.87	$ 10.77

Total Return
Total investment return based on net asset value(c)	2.88%	(6.15)%	5.52%	2.27%	4.17%	10.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$394	$448	$1,003	$1,460	$3,235	$5,424
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.61	%^	1.66%	1.71%	1.71%	1.71	%+	1.71%
Expenses, before waivers/reimbursements(d)	1.93	%^	1.77%	1.78%	1.80%	1.78	%+	1.79%
Net investment income(a)	2.90	%^	2.54%	2.88%	3.16%	2.99	%+	3.25%
Portfolio turnover rate	6%	28%	28%	3%	5%	11%

See footnote summary on pages 155-156.

138	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Michigan Portfolio
Class C
Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 9.95	$ 10.99	$ 10.75	$10.87	$ 10.78	$ 10.09

Income From Investment Operations
Net investment income(a)(b)	.14	.27	.31	.33	.32	.33
Net realized and unrealized gain (loss) on investment transactions	.14	(.92)	.27	(.09)	.11	.71
Contributions from Adviser	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)	– 0	–

Net increase (decrease) in net asset value from operations	.28	(.65)	.58	.24	.43	1.04

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.30)	(.33)	(.36)	(.34)	(.35)
Distributions from net realized gain on investment transactions	– 0	–	(.09)	(.01)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.14)	(.39)	(.34)	(.36)	(.34)	(.35)

Net asset value, end of period	$ 10.09	$ 9.95	$ 10.99	$ 10.75	$ 10.87	$ 10.78

Total Return
Total investment return based on net asset value(c)	2.88%	(6.15)%	5.51%	2.30%	4.10%	10.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,394	$22,161	$28,668	$28,813	$35,777	$35,905
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.61	%^	1.65%	1.71%	1.71%	1.71	%+	1.71%
Expenses, before waivers/reimbursements(d)	1.91	%^	1.77%	1.76%	1.79%	1.76	%+	1.78%
Net investment income(a)	2.90	%^	2.55%	2.86%	3.15%	2.97	%+	3.24%
Portfolio turnover rate	6%	28%	28%	3%	5%	11%

See footnote summary on pages 155-156.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	139

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Minnesota Portfolio
Class A
Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.13	$ 10.72	$ 10.35	$ 10.35	$ 10.17	$ 9.51

Income From Investment Operations
Net investment income(a)(b)	.16	.31	.35	.35	.32	.37
Net realized and unrealized gain (loss) on investment transactions	.12	(.54)	.38	.01	†	.19	.67

Net increase (decrease) in net asset value from operations	.28	(.23)	.73	.36	.51	1.04

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.32)	(.36)	(.36)	(.33)	(.38)
Distributions from net realized gain on investment transactions	– 0	–	(.04)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.17)	(.36)	(.36)	(.36)	(.33)	(.38)

Net asset value, end of period	$ 10.24	$ 10.13	$ 10.72	$ 10.35	$ 10.35	$ 10.17

Total Return
Total investment return based on net asset value(c)	2.74%	(2.24)%	7.17%	3.68%	5.10%	11.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$68,138	$72,221	$85,035	$86,705	$107,206	$93,916
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.91	%^	.90%	.91%	.90%	.90	%+	.90%
Expenses, before waivers/reimbursements(d)	1.08	%^	1.02%	1.02%	1.02%	1.02	%+	1.07%
Net investment income(a)	3.11	%^	2.93%	3.29%	3.48%	3.11	%+	3.79%
Portfolio turnover rate	7%	17%	14%	10%	22%	1%

See footnote summary on pages 155-156.

140	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Minnesota Portfolio
Class B
Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.12	$ 10.71	$ 10.35	$ 10.35	$ 10.17	$ 9.51

Income From Investment Operations
Net investment income(a)(b)	.12	.24	.28	.28	.25	.30
Net realized and unrealized gain (loss) on investment transactions	.13	(.54)	.37	.01	†	.19	.67

Net increase (decrease) in net asset value from operations	.25	(.30)	.65	.29	.44	.97

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.25)	(.29)	(.29)	(.26)	(.31)
Distributions from net realized gain on investment transactions	– 0	–	(.04)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.13)	(.29)	(.29)	(.29)	(.26)	(.31)

Net asset value, end of period	$ 10.24	$ 10.12	$ 10.71	$ 10.35	$ 10.35	$ 10.17

Total Return
Total investment return based on net asset value(c)	2.48%	(2.92)%	6.33%	2.96%	4.39%	10.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$91	$128	$196	$440	$676	$1,165
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.61	%^	1.60%	1.61%	1.60%	1.60	%+	1.60%
Expenses, before waivers/reimbursements(d)	1.81	%^	1.73%	1.94%	1.90%	1.76	%+	1.81%
Net investment income(a)	2.41	%^	2.23%	2.62%	2.77%	2.45	%+	3.19%
Portfolio turnover rate	7%	17%	14%	10%	22%	1%

See footnote summary on pages 155-156.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	141

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Minnesota Portfolio
Class C
Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.14	$ 10.73	$ 10.36	$ 10.36	$ 10.18	$ 9.52

Income From Investment Operations
Net investment income(a)(b)	.12	.24	.27	.28	.24	.30
Net realized and unrealized gain (loss) on investment transactions	.12	(.54)	.39	.01	†	.20	.67

Net increase (decrease) in net asset value from operations	.24	(.30)	.66	.29	.44	.97

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.25)	(.29)	(.29)	(.26)	(.31)
Distributions from net realized gain on investment transactions	– 0	–	(.04)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.13)	(.29)	(.29)	(.29)	(.26)	(.31)

Net asset value, end of period	$ 10.25	$ 10.14	$ 10.73	$ 10.36	$ 10.36	$ 10.18

Total Return
Total investment return based on net asset value(c)	2.38%	(2.92)%	6.41%	2.95%	4.37%	10.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,054	$19,064	$22,445	$20,838	$22,240	$18,729
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.61	%^	1.60%	1.61%	1.60%	1.60	%+	1.60%
Expenses, before waivers/reimbursements(d)	1.78	%^	1.72%	1.72%	1.73%	1.72	%+	1.78%
Net investment income(a)	2.40	%^	2.23%	2.58%	2.79%	2.41	%+	3.07%
Portfolio turnover rate	7%	17%	14%	10%	22%	1%

See footnote summary on pages 155-156.

142	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	New Jersey Portfolio
	Class A
	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30,
			2013	2012	2011		2010		2009

Net asset value, beginning of period	$ 9.55		$ 10.22	$ 9.71	$ 9.82		$ 9.55		$ 9.13

Income From Investment Operations
Net investment income(a)(b)	.18		.33	.37	.39		.39		.40
Net realized and unrealized gain (loss) on investment transactions	.09		(.66)	.52	(.11)		.28		.43

Net increase (decrease) in net asset value from operations	.27		(.33)	.89	.28		.67		.83

Less: Dividends
Dividends from net investment income	(.18)		(.34)	(.38)	(.39)		(.40)		(.41)

Net asset value, end of period	$ 9.64		$ 9.55	$ 10.22	$ 9.71		$ 9.82		$ 9.55

Total Return
Total investment return based on net asset value(c)	2.86%		(3.30)%	9.29%	3.08%		7.17%		9.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$102,678		$113,048	$122,671	$118,468		$129,078		$130,515
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.87	%^	.87%	.87%	.87%		.87	%+	.87%
Expenses, before waivers/reimbursements	.99	%^	.95%	.96%	.97%		.97	%+	.99%
Net investment income(a)	3.69	%^	3.34%	3.70%	4.09%		4.08	%+	4.48%
Portfolio turnover rate	6%		30%	14%	0	%(f)	9%		8%

See footnote summary on pages 155-156.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	143

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	New Jersey Portfolio
	Class B
	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30,
			2013	2012	2011		2010		2009

Net asset value, beginning of period	$ 9.55		$ 10.22	$ 9.71	$ 9.82		$ 9.55		$ 9.13

Income From Investment Operations
Net investment income(a)(b)	.14		.26	.30	.32		.32		.34
Net realized and unrealized gain (loss) on investment transactions	.10		(.66)	.52	(.10)		.28		.43

Net increase (decrease) in net asset value from operations	.24		(.40)	.82	.22		.60		.77

Less: Dividends
Dividends from net investment income	(.15)		(.27)	(.31)	(.33)		(.33)		(.35)

Net asset value, end of period	$ 9.64		$ 9.55	$ 10.22	$ 9.71		$ 9.82		$ 9.55

Total Return
Total investment return based on net asset value(c)	2.50%		(3.97)%	8.53%	2.37%		6.43%		8.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$759		$978	$1,997	$2,982		$4,878		$8,174
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.57	%^	1.57%	1.57%	1.57%		1.57	%+	1.57%
Expenses, before waivers/reimbursements	1.70	%^	1.65%	1.68%	1.68%		1.68	%+	1.71%
Net investment income(a)	3.00	%^	2.62%	3.02%	3.39%		3.37	%+	3.82%
Portfolio turnover rate	6%		30%	14%	0	%(f)	9%		8%

See footnote summary on pages 155-156.

144	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	New Jersey Portfolio
	Class C
	Six Months Ended March 31, 2014		Year Ended September 30,
	(unaudited)		2013	2012	2011		2010		2009

Net asset value, beginning of period	$ 9.55		$ 10.23	$ 9.72	$ 9.82		$ 9.56		$ 9.13

Income From Investment Operations
Net investment income(a)(b)	.14		.26	.30	.32		.32		.34
Net realized and unrealized gain (loss) on investment transactions	.10		(.67)	.52	(.09)		.27		.44

Net increase (decrease) in net asset value from operations	.24		(.41)	.82	.23		.59		.78

Less: Dividends
Dividends from net investment income	(.15)		(.27)	(.31)	(.33)		(.33)		(.35)

Net asset value, end of period	$ 9.64		$ 9.55	$ 10.23	$ 9.72		$ 9.82		$ 9.56

Total Return
Total investment return based on net asset value(c)	2.50%		(4.07)%	8.52%	2.47%		6.31%		8.81%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,679		$32,846	$37,604	$34,224		$38,765		$35,544
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.57	%^	1.57%	1.57%	1.57%		1.57	%+	1.57%
Expenses, before waivers/reimbursements	1.69	%^	1.65%	1.66%	1.67%		1.67	%+	1.69%
Net investment income(a)	3.00	%^	2.64%	2.99%	3.39%		3.38	%+	3.78%
Portfolio turnover rate	6%		30%	14%	0	%(f)	9%		8%

See footnote summary on pages 155-156.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	145

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Ohio Portfolio
Class A
Six Months Ended March 31, 2014	Year Ended September 30,
(unaudited)	2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 9.80	$ 10.58	$ 10.21	$ 10.22	$ 10.12	$ 9.44

Income From Investment Operations
Net investment income(a)(b)	.18	.34	.37	.37	.37	.40
Net realized and unrealized gain (loss) on investment transactions	(.07)	(.72)	.38	(.01)	.11	.69

Net increase (decrease) in net asset value from operations	.11	(.38)	.75	.36	.48	1.09

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.35)	(.38)	(.37)	(.38)	(.41)
Distributions from net realized gain on investment transactions	– 0	–	(.05)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.18)	(.40)	(.38)	(.37)	(.38)	(.41)

Net asset value, end of period	$ 9.73	$ 9.80	$ 10.58	$ 10.21	$ 10.22	$ 10.12

Total Return
Total investment return based on net asset value(c)	1.15%	(3.77)%	7.47%	3.71%	4.89%	11.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$92,483	$103,466	$120,573	$106,356	$120,702	$112,101
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.85	%^	.86%	.86%	.85%	.85	%+	.85%
Expenses, before waivers/reimbursements(d)	1.00	%^	.96%	.97%	.96%	.99	%+	.99%
Net investment income(a)	3.63	%^	3.27%	3.55%	3.65%	3.72	%+	4.18%
Portfolio turnover rate	1%	26%	27%	8%	3%	3%

See footnote summary on pages 155-156.

146	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Ohio Portfolio
Class B
Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 9.79	$ 10.57	$ 10.20	$ 10.21	$ 10.11	$ 9.43

Income From Investment Operations
Net investment income(a)(b)	.14	.26	.30	.29	.30	.33
Net realized and unrealized gain (loss) on investment transactions	(.06)	(.71)	.38	.01	†	.11	.69

Net increase (decrease) in net asset value from operations	.08	(.45)	.68	.30	.41	1.02

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.28)	(.31)	(.31)	(.31)	(.34)
Distributions from net realized gain on investment transactions	– 0	–	(.05)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.15)	(.33)	(.31)	(.31)	(.31)	(.34)

Net asset value, end of period	$ 9.72	$ 9.79	$ 10.57	$ 10.20	$ 10.21	$ 10.11

Total Return
Total investment return based on net asset value(c)	.80%	(4.43)%	6.74%	3.00%	4.18%	11.08%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$457	$810	$1,833	$3,082	$4,991	$8,294
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.55	%^	1.56%	1.55%	1.55%	1.55	%+	1.55%
Expenses, before waivers/reimbursements(d)	1.71	%^	1.66%	1.70%	1.68%	1.71	%+	1.71%
Net investment income(a)	2.94	%^	2.57%	2.90%	2.94%	3.03	%+	3.50%
Portfolio turnover rate	1%	26%	27%	8%	3%	3%

See footnote summary on pages 155-156.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	147

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Ohio Portfolio
Class C
Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 9.80	$ 10.58	$ 10.20	$ 10.21	$ 10.12	$ 9.43

Income From Investment Operations
Net investment income(a)(b)	.14	.27	.30	.30	.30	.33
Net realized and unrealized gain (loss) on investment transactions	(.06)	(.73)	.39	.00	(e)†	.10	.70

Net increase (decrease) in net asset value from operations	.08	(.46)	.69	.30	.40	1.03

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.27)	(.31)	(.31)	(.31)	(.34)
Distributions from net realized gain on investment transactions	– 0	–	(.05)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.15)	(.32)	(.31)	(.31)	(.31)	(.34)

Net asset value, end of period	$ 9.73	$ 9.80	$ 10.58	$ 10.20	$ 10.21	$ 10.12

Total Return
Total investment return based on net asset value(c)	.80%	(4.44)%	6.83%	2.99%	4.06%	11.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,318	$37,947	$43,943	$41,520	$44,272	$41,008
Ratio to average net assets of:
Expenses, net of fee waivers/reimbursements(d)	1.55	%^	1.56%	1.56%	1.55%	1.55	%+	1.55%
Expenses, before waivers/reimbursements(d)	1.71	%^	1.66%	1.67%	1.66%	1.69	%+	1.70%
Net investment income(a)	2.94	%^	2.58%	2.86%	2.96%	3.02	%+	3.48%
Portfolio turnover rate	1%	26%	27%	8%	3%	3%

See footnote summary on pages 155-156.

148	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Pennsylvania Portfolio
Class A
Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.11	$ 10.95	$ 10.43	$ 10.55	$ 10.28	$ 9.75

Income From Investment Operations
Net investment income(a)(b)	.17	.34	.37	.40	.40	.41
Net realized and unrealized gain (loss) on investment transactions	.15	(.75)	.53	(.03)	.27	.53

Net increase (decrease) in net asset value from operations	.32	(.41)	.90	.37	.67	.94

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.34)	(.37)	(.40)	(.40)	(.41)
Distributions from net realized gain on investment transactions	(.03)	(.09)	(.01)	(.09)	– 0	–	– 0	–

Total dividends and distributions	(.20)	(.43)	(.38)	(.49)	(.40)	(.41)

Net asset value, end of period	$ 10.23	$ 10.11	$ 10.95	$ 10.43	$ 10.55	$ 10.28

Total Return
Total investment return based on net asset value(c)	3.23%	(3.82)%	8.74%	3.75%	6.67%	10.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$82,765	$88,199	$105,045	$101,432	$104,928	$103,024
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.90	%^	.92%	.95%	.95%	.95	%+	.95%
Expenses, before waivers/reimbursements	1.08	%^	1.01%	.99%	1.00%	1.01	%+	1.03%
Net investment income(a)	3.40	%^	3.23%	3.44%	3.90%	3.88	%+	4.25%
Portfolio turnover rate	14%	17%	20%	6%	17%	9%

See footnote summary on pages 155-156.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	149

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Pennsylvania Portfolio
Class B
Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.11	$ 10.95	$ 10.43	$ 10.55	$ 10.28	$ 9.75

Income From Investment Operations
Net investment income(a)(b)	.13	.27	.29	.32	.33	.34
Net realized and unrealized gain (loss) on investment transactions	.16	(.75)	.53	(.02)	.27	.53

Net increase (decrease) in net asset value from operations	.29	(.48)	.82	.30	.60	.87

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.27)	(.29)	(.33)	(.33)	(.34)
Distributions from net realized gain on investment transactions	(.03)	(.09)	(.01)	(.09)	– 0	–	– 0	–

Total dividends and distributions	(.17)	(.36)	(.30)	(.42)	(.33)	(.34)

Net asset value, end of period	$ 10.23	$ 10.11	$ 10.95	$ 10.43	$ 10.55	$ 10.28

Total Return
Total investment return based on net asset value(c)	2.88%	(4.49)%	7.99%	3.03%	5.93%	9.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$650	$901	$1,699	$3,164	$4,642	$7,135
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.60	%^	1.62%	1.65%	1.65%	1.65	%+	1.65%
Expenses, before waivers/reimbursements	1.80	%^	1.72%	1.71%	1.72%	1.73	%+	1.75%
Net investment income(a)	2.70	%^	2.51%	2.77%	3.19%	3.18	%+	3.57%
Portfolio turnover rate	14%	17%	20%	6%	17%	9%

See footnote summary on pages 155-156.

150	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Pennsylvania Portfolio
Class C
Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.11	$ 10.95	$ 10.44	$ 10.55	$ 10.28	$ 9.75

Income From Investment Operations
Net investment income(a)(b)	.14	.27	.29	.32	.33	.34
Net realized and unrealized gain (loss) on investment transactions	.15	(.75)	.52	(.01)	.27	.53

Net increase (decrease) in net asset value from operations	.29	(.48)	.81	.31	.60	.87

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.27)	(.29)	(.33)	(.33)	(.34)
Distributions from net realized gain on investment transactions	(.03)	(.09)	(.01)	(.09)	– 0	–	– 0	–

Total dividends and distributions	(.17)	(.36)	(.30)	(.42)	(.33)	(.34)

Net asset value, end of period	$ 10.23	$ 10.11	$ 10.95	$ 10.44	$ 10.55	$ 10.28

Total Return
Total investment return based on net asset value(c)	2.88%	(4.49)%	7.88%	3.13%	5.93%	9.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,925	$23,789	$28,555	$25,694	$28,671	$28,583
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.60	%^	1.62%	1.65%	1.65%	1.65	%+	1.65%
Expenses, before waivers/reimbursements	1.78	%^	1.71%	1.69%	1.71%	1.71	%+	1.73%
Net investment income(a)	2.71	%^	2.53%	2.74%	3.19%	3.17	%+	3.55%
Portfolio turnover rate	14%	17%	20%	6%	17%	9%

See footnote summary on pages 155-156.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	151

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Virginia Portfolio
Class A
Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.70	$ 11.61	$ 11.12	$ 11.07	$ 10.84	$ 10.01

Income From Investment Operations
Net investment income(a)(b)	.18	.34	.37	.41	.39	.42
Net realized and unrealized gain (loss) on investment transactions	.16	(.81)	.56	.09	.24	.85

Net increase (decrease) in net asset value from operations	.34	(.47)	.93	.50	.63	1.27

Less: Dividends and Distributions
Dividends from net investment income	(.19)	(.35)	(.38)	(.43)	(.40)	(.44)
Distributions from net realized gain on investment transactions	– 0	–	(.09)	(.06)	(.02)	– 0	–	– 0	–

Total dividends and distributions	(.19)	(.44)	(.44)	(.45)	(.40)	(.44)

Net asset value, end of period	$ 10.85	$ 10.70	$ 11.61	$ 11.12	$ 11.07	$ 10.84

Total Return
Total investment return based on net asset value(c)	3.20%	(4.21)%	8.55%	4.72%	6.00%	13.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$170,938	$186,429	$228,317	$189,326	$204,517	$178,412
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.80	%^	.77%	.72%	.72%	.72	%+	.72%
Expenses, before waivers/reimbursements	.92	%^	.88%	.89%	.91%	.92	%+	.94%
Net investment income(a)	3.43	%^	2.98%	3.28%	3.84%	3.64	%+	4.17%
Portfolio turnover rate	3%	16%	23%	24%	8%	9%

See footnote summary on pages 155-156.

152	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Virginia Portfolio
Class B
Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.68	$ 11.59	$ 11.10	$ 11.05	$ 10.82	$ 9.99

Income From Investment Operations
Net investment income(a)(b)	.14	.26	.29	.34	.32	.35
Net realized and unrealized gain (loss) on investment transactions	.16	(.81)	.56	.08	.24	.85

Net increase (decrease) in net asset value from operations	.30	(.55)	.85	.42	.56	1.20

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.27)	(.30)	(.35)	(.33)	(.37)
Distributions from net realized gain on investment transactions	– 0	–	(.09)	(.06)	(.02)	– 0	–	– 0	–

Total dividends and distributions	(.15)	(.36)	(.36)	(.37)	(.33)	(.37)

Net asset value, end of period	$ 10.83	$ 10.68	$ 11.59	$ 11.10	$ 11.05	$ 10.82

Total Return
Total investment return based on net asset value(c)	2.85%	(4.88)%	7.83%	4.01%	5.29%	12.27%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,049	$1,267	$2,083	$3,132	$4,752	$6,578
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.50	%^	1.47%	1.42%	1.42%	1.42	%+	1.42%
Expenses, before waivers/reimbursements	1.62	%^	1.59%	1.61%	1.63%	1.64	%+	1.67%
Net investment income(a)	2.74	%^	2.28%	2.62%	3.15%	2.96	%+	3.55%
Portfolio turnover rate	3%	16%	23%	24%	8%	9%

See footnote summary on pages 155-156.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	153

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Virginia Portfolio
Class C
Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.67	$ 11.59	$ 11.09	$ 11.04	$ 10.81	$ 9.98

Income From Investment Operations
Net investment income(a)(b)	.15	.26	.29	.34	.32	.35
Net realized and unrealized gain (loss) on investment transactions	.15	(.82)	.57	.08	.24	.85

Net increase (decrease) in net asset value from operations	.30	(.56)	.86	.42	.56	1.20

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.27)	(.30)	(.35)	(.33)	(.37)
Distributions from net realized gain on investment transactions	– 0	–	(.09)	(.06)	(.02)	– 0	–	– 0	–

Total dividends and distributions	(.15)	(.36)	(.36)	(.37)	(.33)	(.37)

Net asset value, end of period	$ 10.82	$ 10.67	$ 11.59	$ 11.09	$ 11.04	$ 10.81

Total Return
Total investment return based on net asset value(c)	2.86%	(4.97)%	7.91%	4.01%	5.29%	12.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$54,028	$59,194	$73,102	$61,044	$59,844	$49,137
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.50	%^	1.47%	1.42%	1.42%	1.42	%+	1.42%
Expenses, before waivers/reimbursements	1.62	%^	1.59%	1.59%	1.61%	1.62	%+	1.65%
Net investment income(a)	2.75	%^	2.29%	2.59%	3.14%	2.95	%+	3.48%
Portfolio turnover rate	3%	16%	23%	24%	8%	9%

See footnote summary on pages 155-156.

154	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

(a)	Net of fees waived and expenses reimbursed by the Adviser.

(b)	Based on average shares outstanding.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	The expense ratios presented below exclude interest expense:

	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30,
			2013	2012	2011	2010		2009
Arizona Portfolio
Class A
Net of waivers	.78	%^	.78%	.78%	.78%	.78	%+	.78%
Before waivers	.98	%^	.92%	.94%	.95%	.94	%+	.93%
Class B
Net of waivers	1.48	%^	1.48%	1.48%	1.48%	1.48	%+	1.48%
Before waivers	1.69	%^	1.63%	1.66%	1.67%	1.65	%+	1.65%
Class C
Net of waivers	1.48	%^	1.48%	1.48%	1.48%	1.48	%+	1.48%
Before waivers	1.68	%^	1.63%	1.64%	1.66%	1.64	%+	1.64%

Michigan Portfolio
Class A
Net of waivers	.90	%^	.94%	1.01%	1.01%	1.01	%+	1.01%
Before waivers	1.20	%^	1.05%	1.05%	1.09%	1.06	%+	1.07%
Class B
Net of waivers	1.60	%^	1.65%	1.71%	1.71%	1.71	%+	1.71%
Before waivers	1.92	%^	1.76%	1.78%	1.80%	1.78	%+	1.79%
Class C
Net of waivers	1.60	%^	1.64%	1.71%	1.71%	1.71	%+	1.71%
Before waivers	1.91	%^	1.76%	1.76%	1.79%	1.76	%+	1.78%

Minnesota Portfolio
Class A
Net of waivers	.90	%^	.90%	.90%	.90%	.90	%+	.90%
Before waivers	1.08	%^	1.02%	1.02%	1.02%	1.02	%+	1.07%
Class B
Net of waivers	1.60	%^	1.60%	1.60%	1.60%	1.60	%+	1.60%
Before waivers	1.80	%^	1.73%	1.94%	1.90%	1.76	%+	1.81%
Class C
Net of waivers	1.60	%^	1.60%	1.60%	1.60%	1.60	%+	1.60%
Before waivers	1.78	%^	1.72%	1.72%	1.73%	1.72	%+	1.78%

Ohio Portfolio
Class A
Net of waivers	.85	%^	.85%	.85%	.85%	.85	%+	.85%
Before waivers	1.00	%^	.96%	.96%	.96%	.99	%+	.99%
Class B
Net of waivers	1.55	%^	1.55%	1.55%	1.55%	1.55	%+	1.55%
Before waivers	1.71	%^	1.66%	1.69%	1.68%	1.71	%+	1.71%
Class C
Net of waivers	1.55	%^	1.55%	1.55%	1.55%	1.55	%+	1.55%
Before waivers	1.71	%^	1.66%	1.66%	1.66%	1.69	%+	1.70%

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	155

Financial Highlights

(e)	Amount is less than $.005.

(f)	Amount is less than .5%.

^	Annualized.

+	The ratio includes expenses attributable to costs of proxy solicitation.

†	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

See notes to financial statements.

156	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

BOARD OF TRUSTEES

Marshall C. Turner, Jr.(1) Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

(Guy) Robert B. Davidson III(2), Senior Vice President

Douglas J. Peebles, Senior Vice President

Michael G. Brooks(2), Vice President

Fred S. Cohen(2), Vice President

Wayne D. Godlin(2) , Vice President

Terrance T. Hults(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Portfolios’ portfolios are made by the Municipal Bond Investment Team. Michael G. Brooks, Fred S. Cohen, (Guy) Robert B. Davidson III, Wayne D. Godlin and Terrance T. Hults are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolios’ portfolios.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	157

Board of Trustees

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “trustees”) of AllianceBernstein Municipal Income Fund II (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) at a meeting held on November 5-7, 2013:

• Arizona Portfolio	• New Jersey Portfolio

• Massachusetts Portfolio	• Ohio Portfolio

• Michigan Portfolio	• Pennsylvania Portfolio

• Minnesota Portfolio	• Virginia Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Portfolio, the trustees had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The trustees also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the advisory fee in respect of each Portfolio, in which the Senior Officer concluded that the contractual fee for each Portfolio was reasonable. The trustees also discussed the proposed continuances in private sessions with counsel and the Fund’s Senior Officer.

The trustees considered their knowledge of the nature and quality of the services provided by the Adviser to the Portfolios gained from their experience as trustees or directors of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the trustees and its responsiveness, frankness and attention to concerns raised by the trustees in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds. The trustees noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Portfolios and review extensive materials and information presented by the Adviser.

The trustees also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and different trustees may have attributed different weights to the various factors. The trustees determined that the selection of the Adviser to manage each Portfolio, and the overall arrangements between each Portfolio and the Adviser,

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as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the trustees considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the trustees’ determinations included the following:

Nature, Extent and Quality of Services Provided

The trustees considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The trustees also considered that the Advisory Agreement provides that each Portfolio will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Portfolio by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the trustees. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from such Portfolio to the Adviser than the fee rate stated in the Advisory Agreement. The trustees noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Portfolios’ other service providers, also were considered. The trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Portfolios under the Advisory Agreement.

Costs of Services Provided and Profitability

The trustees reviewed a schedule of the revenues, expenses and related notes indicating the profitability of each Portfolio to the Adviser for calendar years 2011 and 2012 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The trustees noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The trustees noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Portfolios, including those relating to its subsidiaries that provide transfer agency and distribution services to the Portfolios. The trustees recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The trustees focused on the profitability of the Adviser’s relationships with the Portfolios before taxes and distribution expenses. The trustees were satisfied that the Adviser’s level of profitability from its relationship with each Portfolio was not unreasonable.

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Fall-Out Benefits

The trustees considered the other benefits to the Adviser and its affiliates from their relationships with the Portfolios, including but not limited to benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Portfolios’ shares and transfer agency fees paid by the Portfolios to a wholly owned subsidiary of the Adviser. The trustees recognized that the Adviser’s profitability would be lower without these benefits. The trustees understood that the Adviser also might derive reputational and other benefits from its association with the Portfolios.

Investment Results

In addition to the information reviewed by the trustees in connection with the meeting, the trustees receive detailed performance information for each Portfolio at each regular Board meeting during the year. At the November 2013 meeting, the trustees reviewed information prepared by Lipper showing the performance for Class A shares of each Portfolio as compared with that of a group of similar funds selected by Lipper (the “Performance Group”) and as compared with that of a broader array of funds selected by Lipper (the “Performance Universe”) and information prepared by the Adviser showing performance of the Class A Shares of each Portfolio as compared with the Barclays Capital Municipal Bond Index (the “Index”) for the 1-, 3-, 5- and 10-year periods ended July 31, 2013 and (in the case of the Index) the period since inception.

The Adviser explained its view (which it had discussed with the trustees previously) that, in the municipal market, securities with 15 years remaining to maturity generally provide most of the return of longer-term securities, including those with 30 years remaining to maturity, but with reduced volatility and better risk-adjusted returns. The Adviser stated its belief the trade-off in yield would be outweighed over time by the reduced volatility, and for that reason was emphasizing 15-year bonds in its municipal portfolios.

Arizona Portfolio

The trustees noted that the Portfolio (June 1994 inception) was in the 1st quintile of the Performance Group and the Performance Universe for the 1- and 10-year periods, in the 3rd quintile of the Performance Group and the Performance Universe for the 3-year period, and in the 5th quintile of the Performance Group and 4th quintile of the Performance Universe for the 5-year period. The Portfolio essentially matched the Index in the 1-year period, and lagged the Index in all other periods. Based on their review, the trustees concluded that the Portfolio’s performance was acceptable.

Massachusetts Portfolio

The trustees noted that the Portfolio (March 1994 inception) was in the 1st quintile of the Performance Group and 2nd quintile of the Performance Universe for

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the 1-year period, in the 2nd quintile of the Performance Group and the Performance Universe for the 3- and 5-year periods, and in the 1st quintile of the Performance Group and the Performance Universe for the 10-year period. The Portfolio lagged the Index in the 1-, 3-, 5- and 10-year periods and essentially matched it in the period since inception. Based on their review, the trustees concluded that the Portfolio’s performance was satisfactory.

Michigan Portfolio

The trustees noted that the Portfolio (February 1994 inception) was in the 5th quintile of the Performance Group and the Performance Universe for the 1- and 3-year periods, in the 4th quintile of the Performance Group and 5th quintile of the Performance Universe for the 5-year period, and 3rd out of 4 of the Performance Group and in the 3rd quintile of the Performance Universe for the 10-year period. The trustees noted the small number of other funds in the Performance Group and the Performance Universe. The Portfolio lagged the Index in all periods. The Adviser explained to the trustees that a lack of supply had resulted in the Portfolio having a longer duration than most of the other Portfolios, and that this had adversely affected performance. Based on their review and their discussion with the Adviser of the reasons for the Portfolio’s performance, the trustees retained confidence in the Adviser’s ability to manage the Portfolio’s assets.

Minnesota Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 2nd quintile of the Performance Group and the Performance Universe for the 1-year period, and in the 5th quintile of the Performance Group and the Performance Universe for the 3-, 5- and 10-year periods. The Portfolio lagged the Index in all periods. Based on their review, the trustees concluded that the Portfolio’s recent performance was acceptable.

New Jersey Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 3rd quintile of the Performance Group and 2nd quintile of the Performance Universe for the 1-year period, in the 4th quintile of the Performance Group and the Performance Universe for the 3-year period, in the 4th quintile of the Performance Group and 5th quintile of the Performance Universe for the 5-year period, and in the 3rd quintile of the Performance Group and the Performance Universe for the 10-year period. The Portfolio lagged the Index in all periods. Based on their review, the trustees concluded that the Portfolio’s recent performance was acceptable.

Ohio Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 4th quintile of the Performance Group and the Performance Universe for the 1-year period, in the 4th quintile of the Performance Group and 3rd quintile of the Performance Universe for the 3- and 5-year periods, and in the 3rd quintile of the Performance Group and 2nd quintile of the Performance Universe for the

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10-year period. The Portfolio lagged the Index in all periods. Based on their review, the trustees concluded that the Portfolio’s performance was acceptable.

Pennsylvania Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 3rd quintile of the Performance Group and the Performance Universe for the 1- and 10-year periods, and in the 5th quintile of the Performance Group and the Performance Universe for the 3- and 5-year periods. The Portfolio lagged the Index in all periods. Based on their review, the trustees concluded that the Portfolio’s recent performance was acceptable.

Virginia Portfolio

The trustees noted that the Portfolio (April 1994 inception) was in the 4th quintile of the Performance Group and the Performance Universe for the 1-year period, in the 3rd quintile of the Performance Group and 2nd quintile of the Performance Universe for the 3-year period, and in the 2nd quintile of the Performance Group and the Performance Universe for the 5- and 10-year periods. The trustees noted the small number of other funds in the Expense Group and the Expense Universe. The Portfolio lagged the Index in the 1-, 3-, 5- and 10-year periods and was essentially even with the Index in the period since inception. Based on their review, the trustees concluded that the Portfolio’s performance over time was satisfactory.

Advisory Fees and Other Expenses

The trustees considered the advisory fee rate paid by each Portfolio to the Adviser and information prepared by Lipper concerning advisory fee rates paid by other funds in the same Lipper category as such Portfolio at a common asset level. The trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Adviser informed the trustees that there were no institutional products managed by it that have a substantially similar investment style. The trustees reviewed relevant advisory fee information from the Adviser’s Form ADV and noted that the Adviser charged institutional clients lower fees for advising comparably sized institutional accounts using strategies that differ from those of the Portfolios but which invest in fixed income municipal securities.

The Adviser reviewed with the trustees the significantly greater scope of the services it provides to the Portfolios relative to institutional clients. The Adviser also noted that because mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional account, where the assets tend to be relatively stable. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Portfolios, the trustees considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

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The trustees also considered the total expense ratio of the Class A shares of each Portfolio in comparison to the fees and expenses of funds within two comparison groups created by Lipper: an Expense Group and an Expense Universe. Lipper described an Expense Group as a representative sample of funds similar to a Portfolio and an Expense Universe as a broader group, consisting of all funds in the Portfolio’s investment classification/objective with a similar load type as the Portfolio. The trustees noted that because of the small number of funds in the Portfolio’s Lipper category, Lipper had expanded the Expense Group of the Michigan, Minnesota, Ohio and Virginia Portfolios to include peers that had a similar (but not the same) Lipper investment objective/classification. The Expense Universe for those Portfolios was also expanded by Lipper pursuant to Lipper’s standard guidelines. The Class A expense ratio of each Portfolio was based on the Portfolio’s latest fiscal year and in the case of the Michigan, Pennsylvania and Virginia Portfolios, the information included pro forma expense ratios to reflect the new expense levels of the Class A Shares effective February 1, 2013. The expense ratio of each Portfolio reflected fee waivers and/or expense reimbursements as a result of undertakings by the Adviser. The trustees noted that it was likely that the expense ratios of some of the other funds in each Portfolio’s Lipper category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The trustees view the expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to each Portfolio by others.

Arizona Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 4 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, giving effect to a cap by the Adviser, was about the same as the Expense Group and the Expense Universe medians. The trustees concluded that the Portfolio’s expense ratio was satisfactory.

Massachusetts Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 2 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The trustees also noted that the Portfolio’s total expense ratio, giving effect to a cap by the Adviser, was about the same as the Expense Group median and the same as the Expense Universe median. The trustees concluded that the Portfolio’s expense ratio was satisfactory.

Michigan Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points was about the

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same as the Expense Group median. The trustees noted that the administrative expense reimbursement was 6 basis points in the Portfolio’s latest fiscal year, and that as a result the rate of total compensation received by the Adviser from the Portfolio pursuant to the Advisory Agreement was higher than the Expense Group median. The trustees noted that the Portfolio’s pro forma expense ratio, giving effect to a reduction in the expense cap level that became effective February 1, 2013, was higher than the Expense Group and Expense Universe medians. The trustees noted that the Portfolio’s small asset base of approximately $72 million impacted the Portfolio’s expense ratio. The trustees concluded that the Portfolio’s pro forma expense ratio was acceptable.

Minnesota Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 5 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, giving effect to a cap by the Adviser, was higher than the Expense Group and the Expense Universe medians. The trustees noted that the Portfolio’s small asset base of approximately $92 million impacted the Portfolio’s expense ratio. The trustees concluded that the Portfolio’s expense ratio was acceptable.

New Jersey Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 4 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, giving effect to a cap by the Adviser, was higher than the Expense Group and the Expense Universe medians. The trustees noted that the Portfolio’s relatively small asset base of approximately $150 million impacted the Portfolio’s expense ratio. The trustees concluded that the Portfolio’s expense ratio was acceptable.

Ohio Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 4 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, giving effect to a cap by the Adviser, was higher than the Expense Group and the Expense Universe medians. The trustees noted that the Portfolio’s relatively small asset base of approximately $142 million impacted the Portfolio’s expense ratio. The trustees concluded that the Portfolio’s expense ratio was acceptable.

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Pennsylvania Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 4 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The trustees noted that the Portfolio’s pro forma expense ratio, giving effect to a reduction in the expense cap level that became effective on February 1, 2013, was higher than the Expense Group and the Expense Universe medians. The trustees noted that the Portfolio’s small asset base of approximately $115 million impacted the Portfolio’s expense ratio. The trustees concluded that the Portfolio’s pro forma expense ratio was acceptable.

Virginia Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 2 basis point impact of the administrative expense reimbursement in the latest fiscal year, was about the same as the Expense Group median. The trustees noted that the Portfolio’s pro forma expense ratio, giving effect to an increase in the expense cap level that became effective on February 1, 2013, was higher than the Expense Group and the Expense Universe medians. The trustees concluded that the Portfolio’s pro forma expense ratio was acceptable.

Economies of Scale

The trustees noted that the advisory fee schedule for each Portfolio contains breakpoints that reduce the fee rates on assets above specified levels. The trustees took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AllianceBernstein Funds, and by the Adviser concerning certain of its views on economies of scale. The trustees also had requested and received from the Adviser certain updates on economies of scale at the May 2013 meetings. The trustees believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The trustees noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The trustees observed that in the mutual fund industry as a whole, as well as among funds similar to the Portfolios, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The trustees also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the trustees concluded that each Portfolio’s shareholders would benefit from a sharing of economies of scale in the event the Portfolio’s net assets exceed a breakpoint in the future.

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THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and The AllianceBernstein Municipal Income Fund II (the “Trust”) in respect of the following Portfolios (the “Portfolios”):2

Arizona Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Trust for the Trustees of the Trust, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Trustees to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolios which was provided to the Trustees in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement.

The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

1	The information in the fee evaluation was completed on October 24, 2013 and discussed with the Board of Trustees on November 5-7, 2013.

2	Future references to the Portfolios do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratios refer to Class A shares of the Portfolios.

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5.	Possible economies of scale as the Portfolios grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolios.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S.Ct. 1418 (2010). In Jones, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s length bargaining as the benchmark for reviewing challenged fees.”3

INVESTMENT ADVISORY FEES, NET ASSETS, EXPENSE CAPS & RATIOS

The Adviser proposed that each Portfolio pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.4

Category	Advisory Fee Schedule[5]	Portfolio
Low Risk Income	0.45% on 1st $2.5 billion 0.40% on next $2.5 billion 0.35% on the balance	Arizona Portfolio Massachusetts Portfolio Michigan Portfolio Minnesota Portfolio New Jersey Portfolio Ohio Portfolio Pennsylvania Portfolio Virginia Portfolio

3	Jones v. Harris at 1427.

4	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

5	The advisory fees for each Portfolio are based on the percentage of each Portfolio’s average daily net assets, not a combination of any of the Portfolios.

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The Portfolios’ net assets on September 30, 2013 are set forth below:

Portfolio	September 30, 2013 Net Assets ($MM)
Arizona Portfolio	$148.4
Massachusetts Portfolio	$267.8
Michigan Portfolio	$71.2
Minnesota Portfolio	$91.3
New Jersey Portfolio	$146.7
Ohio Portfolio	$141.9
Pennsylvania Portfolio	$112.7
Virginia Portfolio	$246.5

The Portfolios’ Investment Advisory Agreements provide for the Adviser to be reimbursed for certain clerical, legal, accounting, administrative and other services provided to each Portfolio. Indicated below are the reimbursement amounts, which the Adviser received from the Portfolios during their most recently completed fiscal year, expressed in dollars and as a percentage of average daily net assets:

Portfolio	Amount	As a % of Average Daily Net Assets
Arizona Portfolio	$55,110	0.032%
Massachusetts Portfolio	$58,318	0.020%
Michigan Portfolio	$54,189	0.055%
Minnesota Portfolio	$56,160	0.051%
New Jersey Portfolio	$56,656	0.036%
Ohio Portfolio	$57,356	0.036%
Pennsylvania Portfolio	$54,211	0.041%
Virginia Portfolio	$59,668	0.021%

The Adviser has agreed to waive that portion of its advisory fees and/or reimburse the Portfolios for that portion of the Portfolios’ total operating expenses to the degree necessary to limit each Portfolio’s expense ratio to the amounts set forth below for each Portfolio’s current fiscal year. The waiver is terminable by the Adviser upon at least 60 days’ notice prior to Portfolios’ prospectus update. The Adviser provided notice to the Directors of its intention to raise the expense limitation undertaking for Virginia Portfolio and to lower the cap levels for Michigan Portfolio and Pennsylvania Portfolio to be effective with the Fund’s prospectus update on February 1, 2013.6 In addition, set forth below are the gross expense ratios of the Portfolios for the most recent semi-annual period:7

6	Effective February 1, 2013, Virginia Portfolio’s expense cap for Class A shares changed from 0.72% to 0.80%; Michigan Portfolio’s expense cap for Class A shares changed from 1.01% to 0.90% and; Pennsylvania Portfolio’s expense cap for Class A shares changed from 0.95% to 0.90%. The expense caps for the other share classes changed correspondingly.

7	Semi-annual total expense ratios are unaudited.

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Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking			Gross Expense Ratio[8]		Fiscal Year End
Arizona Portfolio[9]	Class A Class B Class C	0.78 1.48 1.48	% % %	0.92 1.62 1.63	% % %	September 30 (ratios as of Mar. 31, 2013)

Massachusetts Portfolio	Class A Class B Class C	0.82 1.52 1.52	% % %	0.87 1.57 1.57	% % %	September 30 (ratios as of Mar. 31, 2013)

Michigan Portfolio[10]	Class A Class B Class C	0.90 1.60 1.60	% % %	1.04 1.74 1.75	% % %	September 30 (ratios as of Mar. 31, 2013)

Minnesota Portfolio[11]	Class A Class B Class C	0.90 1.60 1.60	% % %	1.00 1.70 1.70	% % %	September 30 (ratios as of Mar. 31, 2013)

New Jersey Portfolio	Class A Class B Class C	0.87 1.57 1.57	% % %	0.94 1.64 1.64	% % %	September 30 (ratios as of Mar. 31, 2013)

Ohio Portfolio[12]	Class A Class B Class C	0.85 1.55 1.55	% % %	0.94 1.65 1.65	% % %	September 30 (ratios as of Mar. 31, 2013)

Pennsylvania Portfolio	Class A Class B Class C	0.90 1.60 1.60	% % %	0.97 1.70 1.67	% % %	September 30 (ratios as of Mar. 31, 2013)

Virginia Portfolio	Class A Class B Class C	0.80 1.50 1.50	% % %	0.88 1.58 1.58	% % %	September 30 (ratios as of Mar. 31, 2013)

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolios that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and

8	Annualized.

9	The Portfolio’s expense ratios exclude interest expense of 0.01% for all share classes.

10	The Portfolio’s expense ratios exclude interest expense of 0.01% for all share classes.

11	The Portfolio’s expense ratios exclude interest expense of 0.01% for all share classes.

12	The Fund’s expense ratios exclude interest expense of 0.01% for all share classes.

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monitoring the Portfolios’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolios are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing such services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolios’ investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Portfolios.13 With respect to the Portfolios, the Adviser represented that there are no categories in the Form ADV for institutional products that have a substantially similar investment styles as the Portfolios. The Adviser does manage separately managed accounts that invest principally in municipal securities, but those mandates have a substantially lower risk profile (credit and interest rate risk) than that of the Portfolios.

The Adviser represented that it does not sub-advise any registered investment companies of other fund families with a substantially similar investment style as any of the Portfolios.

13	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

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II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolios with fees charged to other investment companies for similar services offered by other investment advisers.14 Lipper’s analysis included the comparison of each Portfolio’s contractual management fee, estimated at the approximate current asset level of the subject Portfolio, to the median of the Portfolio’s Lipper Expense Group (“EG”)15 and the Portfolio’s contractual management fee ranking.16

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

The original EGs for Arizona Portfolio and Michigan Portfolio had an insufficient number of peers. Consequently, Lipper expanded these Portfolios’ EGs to include peers that have a similar but not the same Lipper investment classification/objective.

14	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.

15	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

16	The contractual management fee is calculated by Lipper using each Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of each Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Portfolio had the lowest effective fee rate in the Lipper peer group.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	171

Portfolio	Contractual Management Fee (%)[17]	Lipper Exp. Group Median (%)	Rank
Arizona Portfolio[18],[19]	0.450	0.500	3/11
Massachusetts Portfolio[18]	0.450	0.500	2/9
Michigan Portfolio18,[20]	0.450	0.456	3/7
Minnesota Portfolio[18]	0.450	0.542	2/7
New Jersey Portfolio[18]	0.450	0.520	2/8
Ohio Portfolio[18]	0.450	0.539	2/7
Pennsylvania Portfolio[18]	0.450	0.542	2/11
Virginia Portfolio[18]	0.450	0.460	2/5

Since Lipper had expanded the EGs of the Arizona Portfolio and Michigan Portfolio, under Lipper’s standard guidelines, those Portfolios’ Lipper Expense Universes (“EU”) was also expanded to include the universe of those peers that had a similar but not the same Lipper investment classification/objective. A “normal” EU will include funds that have the same investment classification/objective as the subject Portfolio.21 Set forth below is a comparison of the Portfolios’ total expense ratios and the medians of the Portfolios’ EGs and EUs. The Portfolios’ total expense ratio rankings are also shown. Pro-forma total expense ratios are shown for Michigan Portfolio, Pennsylvania Portfolio and Virginia Portfolio to reflect their new expense cap levels effective February 1, 2013.

17	The contractual management fees for the Portfolios do not reflect any expense reimbursements made by the Portfolios to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fees do not reflect any management waivers for expense caps that effectively reduce the contractual management fee.

18	Note that one of the Portfolio’s EG peer is excluded from the contractual management fee comparison because Lipper is unable to calculate the peer’s contractual management fee of the peer’s breakpoint gross income component.

19	The Portfolio’s EG includes the Portfolio and six other Arizona Municipal Debt Funds (“AZ”) and five Pennsylvania Municipal Debt Funds (“PA”).

20	The Portfolio’s EG includes the Portfolio and four other Michigan Municipal Debt Funds (“MI”) and three Virginia Municipal Debt Funds (“VA”).

21	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG peer when selecting an EU peer. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

172	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Portfolio	Expense Ratio (%)[22]	Lipper Exp. Group Median (%)	Lipper Group Rank	Lipper Exp. Universe Median (%)	Lipper Universe Rank
Arizona Portfolio[23]	0.779	0.790	6/12	0.793	12/26
Massachusetts Portfolio	0.821	0.814	6/10	0.821	7/13
Michigan Portfolio[24]	1.013	0.825	7/8	0.813	13/15
Pro-forma	0.903	0.825	7/8	0.813	12/15
Minnesota Portfolio	0.903	0.833	8/8	0.852	10/12
New Jersey Portfolio	0.871	0.805	9/9	0.805	11/13
Ohio Portfolio	0.849	0.808	6/8	0.833	7/12
Pennsylvania Portfolio	0.951	0.807	11/12	0.785	14/17
Pro-forma	0.901	0.807	10/12	0.785	13/17
Virginia Portfolio	0.721	0.776	2/6	0.751	3/8
Pro-forma	0.801	0.776	4/6	0.751	5/8

Based on this analysis, considering pro-forma information where available, the Portfolios have a more favorable ranking on a management fee basis than on a total expense ratio basis. Except for Arizona Portfolio, the Portfolios’ have higher expense rations than their respective EG medians.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolios. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolios’ profitability information, prepared by the Adviser for the Board of Trustees, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Portfolios increased, except for Massachusetts Portfolio and Ohio Portfolio during calendar year 2012, relative to 2011.

22	Most recently completed fiscal year Class A share total expense ratio.

23	The Portfolio’s EG includes the Portfolio, EG and all other retail front-end load AZ and PA, excluding outliers.

24	The Portfolio’s EG includes the Portfolio, EG and all other retail front-end load MI and VA, excluding outliers.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	173

In addition to the Adviser’s direct profits from managing the Portfolios, certain of the Adviser’s affiliates have business relationships with the Portfolios and may earn a profit from providing other services to the Portfolios. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolios and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 40 Act restrictions. These affiliates provide transfer agent and distribution services to the Portfolios and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads and contingent deferred sales charges (“CDSC”).

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Portfolios’ principal underwriter. ABI and the Adviser have disclosed in the Portfolios’ prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolios. In 2012, ABI paid approximately 0.05% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $19.0 million for distribution services and educational support (revenue sharing payments).

ABI retained the following amounts for Class A front-end load sales charges from sales of the Portfolios’ Class A shares during the Portfolios’ most recently completed fiscal year:

Portfolio	Amount Received
Arizona Portfolio	$0
Massachusetts Portfolio	$520
Michigan Portfolio	$0
Minnesota Portfolio	$246
New Jersey Portfolio	$0
Ohio Portfolio	$0
Pennsylvania Portfolio	$0
Virginia Portfolio	$377

ABI received the amounts set forth below in Rule 12b-1 fees and CDSC from the Portfolios during the Portfolios’ most recently completed fiscal year:

Portfolio	12b-1 Fee Received	CDSC Received
Arizona Portfolio	$763,695	$7,833
Massachusetts Portfolio	$1,339,111	$8,177
Michigan Portfolio	$506,587	$2,673
Minnesota Portfolio	$484,565	$2,157
New Jersey Portfolio	$734,684	$1,535
Ohio Portfolio	$790,387	$3,078
Pennsylvania Portfolio	$605,323	$438
Virginia Portfolio	$1,322,602	$3,180

174	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Portfolios, are based on the level of the network account and the class of shares held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. ABIS received the following net fees from the Portfolios during the Portfolios’ most recently completed fiscal year:

Portfolio	ABIS Fee
Arizona Portfolio	$19,395
Massachusetts Portfolio	$34,430
Michigan Portfolio	$27,163
Minnesota Portfolio	$21,106
New Jersey Portfolio	$27,331
Ohio Portfolio	$26,826
Pennsylvania Portfolio	$29,005
Virginia Portfolio	$35,883

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Trustees information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AllianceBernstein Mutual Funds managed by the Adviser through lower fees.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	175

Previously, in February 2008, the independent consultant provided the Board of Trustees an update of the Deli25 study on advisory fees and various fund characteristics.26 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Trustees.27 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE FUND

With assets under management of approximately $445 billion as of September 30, 2013, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolios.

25	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years.

26	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones V. Harris at 1429.

27	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

176	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

The information prepared by Lipper shows the 1, 3, 5 and 10 year performance rankings28 of the Portfolios relative to their Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)29 for the periods ended July 31, 2013.30

	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Arizona Portfolio
1 year	-2.21	-2.82	-3.19	1/7	1/9
3 year	3.53	3.53	3.53	4/7	5/9
5 year	4.38	4.52	4.52	6/7	7/9
10 year	4.52	4.22	4.22	1/6	1/8

Massachusetts Portfolio
1 year	-3.43	-4.31	-4.42	2/10	3/13
3 year	3.34	3.18	3.08	4/10	5/13
5 year	4.53	4.35	4.36	3/10	4/13
10 year	4.57	4.12	4.09	1/10	1/12

Michigan Portfolio
1 year	-4.71	-4.19	-3.27	5/5	7/7
3 year	1.75	3.38	3.09	5/5	7/7
5 year	3.28	4.31	4.12	4/5	6/7
10 year	3.86	3.92	3.86	3/4	3/6

Minnesota Portfolio
1 year	-2.36	-2.46	-2.57	3/8	4/12
3 year	3.11	3.53	3.53	8/8	12/12
5 year	4.02	4.69	4.66	8/8	12/12
10 year	4.11	4.30	4.23	7/7	10/11

New Jersey Portfolio
1 year	-3.23	-3.55	-3.81	4/9	4/13
3 year	3.48	3.71	3.59	7/9	8/13
5 year	4.17	4.58	4.58	7/9	11/13
10 year	4.28	4.25	4.25	4/8	6/12

Ohio Portfolio
1 year	-3.32	-2.73	-3.06	6/8	8/12
3 year	2.91	3.19	2.91	6/8	6/12
5 year	3.94	4.00	3.94	5/7	6/11
10 year	4.11	4.10	4.02	3/6	3/10

28	The performance returns and rankings of the Portfolios are for the Portfolios’ Class A shares. The performance returns of the Portfolios were provided by Lipper.

29	A Portfolio’s PG/PU may not necessarily be identical to its respective EG/EU, as the cri-teria for including/excluding a fund from a PG/PU is somewhat different from that of an EG/EU.

30	The current Lipper investment classification/objective dictates the PG and PU throughout the life of each Portfolio even if a Portfolio had a different investment classification/objective at a different point in time.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	177

	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Pennsylvania Portfolio
1 year	-3.32	-3.07	-3.16	7/12	10/17
3 year	3.20	3.28	3.28	10/12	14/17
5 year	4.07	4.46	4.58	10/12	14/17
10 year	4.13	4.13	4.13	5/11	8/16

Virginia Portfolio
1 year	-4.09	-3.57	-3.79	4/6	5/8
3 year	3.48	3.22	2.99	3/6	3/8
5 year	4.57	4.17	4.17	2/6	2/8
10 year	4.48	3.96	3.96	2/5	2/7

Set forth below are the 1, 3, 5 and 10 year and since inception performance returns of the Portfolios (in bold)31 versus their benchmarks.32 Portfolio and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.33

31	The performance returns and risk measures shown in the table are for the Class A shares of the Portfolios.

32	The Adviser provided Portfolio and benchmark performance return information for periods through July 31, 2013.

33	Portfolio and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. A Sharpe Ratio is a risk adjusted measure of return that divides a fund’s return in excess of the riskless return by the fund’s standard deviation. A fund with a greater volatility would be seen as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be viewed as better performing than a fund with a lower Sharpe Ratio.

178	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

	Periods Ending July 31, 2013 Annualized Net Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)
						Volatility (%)	Sharpe (%)
Arizona Portfolio	-2.21	3.53	4.38	4.52	5.40	4.07	0.67	10
Barclays Capital Municipal Bond Index	-2.19	3.73	5.07	4.71	5.60	4.45	0.66	10
Inception Date: June 1, 1994

Massachusetts Portfolio	-3.43	3.34	4.53	4.57	5.60	4.10	0.68	10
Barclays Capital Municipal Bond Index	-2.19	3.73	5.07	4.71	5.59	4.45	0.66	10
Inception Date: March 29, 1994

Michigan Portfolio	-4.71	1.76	3.28	3.86	5.13	3.80	0.56	10
Barclays Capital Municipal Bond Index	-2.19	3.73	5.07	4.71	5.34	4.45	0.66	10
Inception Date: February 25, 1994

Minnesota Portfolio	-2.36	3.12	4.02	4.11	4.77	3.84	0.61	10
Barclays Capital Municipal Bond Index	-2.19	3.73	5.07	4.71	5.33	4.45	0.66	10
Inception Date: June 25, 1993

New Jersey Portfolio	-3.23	3.48	4.17	4.28	4.62	4.32	0.59	10
Barclays Capital Municipal Bond Index	-2.19	3.73	5.07	4.71	5.33	4.45	0.66	10
Inception Date: June 25, 1993

Ohio Portfolio	-3.32	2.91	3.94	4.11	4.75	3.93	0.60	10
Barclays Capital Municipal Bond Index	-2.19	3.73	5.07	4.71	5.33	4.45	0.66	10
Inception Date: June 25, 1993

Pennsylvania Portfolio	-3.32	3.20	4.07	4.13	4.96	4.12	0.58	10
Barclays Capital Municipal Bond Index	-2.19	3.73	5.07	4.71	5.33	4.45	0.66	10
Inception Date: June 25, 1993

Virginia Portfolio	-4.09	3.48	4.57	4.48	5.56	4.28	0.63	10
Barclays Capital Municipal Bond Index	-2.19	3.73	5.07	4.71	5.57	4.45	0.66	10
Inception Date: April 29, 1994

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	179

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for each Portfolio is reasonable and within the range of what would have been negotiated at arm’s length in light of all the surrounding circumstances. This conclusion in respect of the Portfolios is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: December 5, 2013

180	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

US Equity

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Growth & Income Fund

Value Fund

International/Global Equity

International/Global Core

Global Equity & Covered Call Strategy Fund

Global Thematic Growth Fund

International Portfolio

Tax-Managed International Portfolio

International/Global Growth

International Discovery Equity Portfolio

International Growth Fund

International/Global Value

Global Value Fund

International Value Fund

Fixed Income

Municipal

High Income Municipal Portfolio

Intermediate California Portfolio

Intermediate Diversified Portfolio

Intermediate New York Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Fixed Income (continued)

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

Alternatives

Dynamic All Market Fund

Global Real Estate Investment Fund

Global Risk Allocation Fund

Market Neutral Strategy-Global

Market Neutral Strategy-U.S.

Real Asset Strategy

Select US Long/Short Portfolio

Unconstrained Bond Fund

Asset Allocation/Multi-Asset

Multi-Asset

Emerging Markets Multi-Asset Portfolio

Retirement Strategies

2000 Retirement Strategy

2005 Retirement Strategy

2010 Retirement Strategy

2015 Retirement Strategy

2020 Retirement Strategy

2025 Retirement Strategy

2030 Retirement Strategy

2035 Retirement Strategy

2040 Retirement Strategy

2045 Retirement Strategy

2050 Retirement Strategy

2055 Retirement Strategy

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Closed-End Funds

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds. An investment in Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	181

AllianceBernstein Family of Funds

NOTES

182	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

NOTES

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	183

NOTES

184	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

MIFII-0152-0314

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund II

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	May 22, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 22, 2014